Registration Nos.  333-151914
                                                                       811-09076

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No.     2                                           [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

Amendment No.  21                                                            [X]

                              CARILLON LIFE ACCOUNT
                                   Registrant

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                    Depositor
                       5900 "O" Street, Lincoln, NE 68510
                                 (402) 467-1122

                        ----------------------------------

           Robert G. Lange                 Copy to:
  Vice President, General Counsel &                   John M. Lucas
         Assistant Secretary               Vice President, General Counsel and
    Ameritas Life Insurance Corp.                  Assistant Secretary
           5900 "O" Street              The Union Central Life Insurance Company
          Lincoln, NE 68510                        1876 Waycross Road
            402-467-1122                         Cincinnati, Ohio 45240
Name and Address of Agent for Service                 513-595-2600


              -------------------------------------------------

Approximate Date of Proposed Public Offering: as soon as practicable after effective date.

     It is proposed that this filing will become effective:
        [ ]    60 days after filing pursuant to paragraph a of Rule 485
        [ ]    on __________ pursuant to paragraph a of Rule 485
        [X]    on May 1, 2010 pursuant to paragraph b of Rule 485
        [ ]    immediately upon filing pursuant to paragraph b of Rule 485

     If appropriate, check the following box:
        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
    EXCEL PERFORMANCE VUL Flexible Premium Variable Universal Life Insurance

--------------------------------------------------------------------------------
PROSPECTUS:     May 1, 2010

                                                          THE UNION CENTRAL LIFE
Excel Performance VUL                                          INSURANCE COMPANY

Individual Flexible Premium
Variable Universal Life Insurance Policy                   CARILLON LIFE ACCOUNT
--------------------------------------------------------------------------------
         This prospectus describes the Policy, especially its Separate Account, the Carillon Life Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

         You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. The Subaccounts are listed in the Investment Options section of this prospectus.

         You may also allocate all or part of your investment to a Fixed Account option, where we have the investment risk. We guarantee a fixed rate of interest on your investment in the Fixed Account.

    Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy.

          Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.


 The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

  No one is authorized to give information or make any representation about the
          Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.


            NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

      THE UNION CENTRAL LIFE INSURANCE COMPANY (we, us, our, Union Central)
       Administrative Office: 1876 Waycross Road, Cincinnati, Ohio 45240.
                                 1-800-319-6902
      Home Office/Service Center: P.O. Box 82550, Lincoln, Nebraska 68501.
                      1-800-745-1112. www.unioncentral.com

Excel Performance VUL                  1                                      UC

Contacting Us. To answer your questions or to send additional premiums, contact your sales representative or write or call us at:

                    The Union Central Life Insurance Company
                           Home Office/Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68501
                                       or
                    The Union Central Life Insurance Company
                              Administrative Office
                               1876 Waycross Road
                             Cincinnati, Ohio 45240
                                 1-800-319-6902
                               Fax: 1-513-595-2218
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                              www.unioncentral.com

Express mail packages should be sent to the Service Center street address, not the P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found at the online services section of our Internet site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
The Union Central Life Insurance Company

TABLE OF CONTENTS                                           Begin on Page
--------------------------------------------------------------------------------
POLICY SUMMARY........................................................3
     Policy Benefits..................................................3
     Policy Risks.....................................................4
CHARGES...............................................................6
     Policy Charges...................................................6
     Portfolio Company Operating Expenses.............................8
CHARGES EXPLAINED....................................................14
     Transaction Charges.............................................14
     Periodic Charges:
     Monthly Deductions from Account Value...........................14
     Periodic Charges:
     Daily Deductions from Separate Account Assets...................15
INVESTMENT OPTIONS...................................................16
     Separate Account Variable Investment Options....................16
     Fixed Account Investment Option.................................21
     Transfers.......................................................21
     Third Party Services............................................22
     Disruptive Trading Procedures...................................22
     Systematic Transfer Programs....................................24
     Asset Allocation Program........................................25
OTHER IMPORTANT POLICY INFORMATION...................................27
     Policy Application and Issuance.................................27
     Account Value...................................................28
     Telephone Transactions..........................................29
     Electronic Delivery and Communications..........................29
     Misstatement of Age or Gender...................................30
     Suicide.........................................................30
     Incontestability................................................30
     Assignment......................................................30
     Lapse and Grace Period..........................................30
     Reinstatement...................................................31
     Delay of Payments or Transfers..................................31
     Beneficiary.....................................................32
     Minor Owner or Beneficiary......................................32
     Policy Changes..................................................32
     "Right to Examine" Period.......................................32
     Optional Features...............................................32
     Nonparticipating................................................32
POLICY DISTRIBUTIONS.................................................33
     Death Benefit...................................................33
     Policy Loans....................................................36
     Cash Surrender..................................................37
     Partial Withdrawal..............................................37
     Payment of Policy Proceeds......................................37
TAX MATTERS..........................................................38
LEGAL PROCEEDINGS....................................................41
HOW TO GET FINANCIAL STATEMENTS......................................41
RULE 12h-7 EXEMPTION.................................................41
DISTRIBUTION OF THE POLICY...........................................41
APPENDIX A: Optional Features........................................42
DEFINED TERMS........................................................43
     Illustrations............................................Last Page
     Statement of Additional Information; Registration Statement
     Reports to You

Excel Performance VUL                  2                                      UC

POLICY SUMMARY
--------------------------------------------------------------------------------

         The Excel Performance VUL Policy is flexible premium variable universal life insurance offered and issued by The Union Central Life Insurance Company ("Union Central"), 5900 "O" Street, Lincoln, Nebraska 68510, a wholly owned subsidiary of Ameritas Life Insurance Corp. The administrative office for Union Central remains at 1876 Waycross Road, Cincinnati, Ohio 45240. The Policy offers variable Investment Options through Subaccounts of Carillon Life Account (the "Separate Account"), a separate account operated by us under Nebraska law, and a fixed interest rate option through the Fixed Account. The Policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. We are obligated to pay all amounts promised under the Policy. Premium is used to create Account Value to cover Policy charges and to generate investment earnings. The amount we require as your first premium depends on the Policy benefits that you elect and the rate class of the Insured. The Policy is called a "flexible premium" policy because you may make any other premium payments you wish at any time. The Policy is referred to as a "variable" life insurance policy because the value of the amount you invest in the Policy may increase or decrease daily based on the investment results of the variable Investment Options that you choose. The amount we pay to the Policy's beneficiary upon the death of the Insured person (the "death benefit proceeds") may vary similarly. The Policy pays death benefit proceeds to the Policy beneficiary upon the Insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The Insured cannot be over age 80 on the Insured's birthday nearest the Policy Date. We will issue the Policy only for an initial Specified Amount of insurance coverage of $100,000 or more. The Policy is subject to the laws of the State of New York, where the application is signed.

         POLICY BENEFITS

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. You can take out a Policy loan, make a partial withdrawal from the Account Value, or surrender your Policy completely, subject to payment of charges and certain restrictions. We will pay Surrender amounts or death benefit proceeds in a lump sum.

Death Benefit.
          o We will pay the death benefit proceeds to the beneficiary when we receive satisfactory proof of death of the Insured while the Policy is in force.
          o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.
          o    Three death benefit options are available.
Death benefit proceeds are reduced by any Policy Debt and any Monthly Deductions due but unpaid at death. See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Surrender and Partial Withdrawals.
          o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Applicable charges are shown in the CHARGES section.
          o Restrictions include that we may defer payments from the Fixed Account for up to six months.

Loans.
          o    You may borrow a limited amount of Account Value.
          o    Interest accrues on outstanding loan amounts.
          o After five Policy years, a lower interest rate may be available for a portion of your Policy Debt.

Policy Riders.
         When you apply for the Policy, you can request any of the optional supplementary benefit riders that we make available. Charges for most riders will be deducted monthly from the Account Value. (See the CHARGES section.)

Investment Options.
          o Variable Investment Option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
          o Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
          o You may transfer Account Value between Investment Options, subject to limits.
          o Asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Excel Performance VUL                   3                                    UC

         Variable Investment Option returns vary, depending upon the investment results of the underlying portfolios. The Investment Options cover a broad spectrum of investment styles and strategies. Although the portfolios that underlie the Subaccounts operate like publicly traded mutual funds, there are important differences. You can transfer money from one investment account to another without tax liability. Also, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio's value and create no taxable event for you. If and when Policy earnings are distributed (generally as a result of a Surrender or withdrawal), they will be treated as ordinary income instead of as capital gains.

         POLICY RISKS

Suitability, Investment Risks, and Underlying Portfolio Risks.

         The Policy is unsuitable for short-term savings or short-term life insurance needs. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

         Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others.

         As mentioned above, the investment performance of any Investment Option may be good or bad. Your Policy value will rise or fall based on the investment performance of the underlying portfolios of the Subaccounts you select. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each underlying portfolio. There is no assurance that any underlying portfolio will meet its objectives.

Lapse Risks.

         If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. Even if the Policy does lapse, you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

         Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Policy Debt also increases the risk of lapse.

Limitations on Access.

         As mentioned above, partial withdrawals may have certain limits and restrictions. As well, Policy Debt, partial withdrawals and Surrender may be subject to income tax and penalty tax. Policy Debt and partial withdrawals will decrease death benefit protection and may cause the Policy to lapse, in which case you would have no coverage. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction. However, your Policy will stay in force for the first 10 Policy years if you meet the Minimum No-Lapse Premium requirements.

Transfer Risks.

         There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

Early Surrender Risks.

         Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you.

Excel Performance VUL                   4                                    UC

Market Timing Risks.

         Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

         To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section.) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section.). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and
(iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

         While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Tax Risks.

         Death benefits for individually owned life insurance generally are not subject to income tax. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

         In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the Policy's death benefit. If the limit is violated, the Policy will be treated as a "modified endowment contract, which can have adverse tax consequences. (See the Tax Matters section.) There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your Policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

         There is a tax risk associated with Policy Debt. Although no part of a loan is treated as income to you when the loan is made (unless your Policy is a "modified endowment contract"), Surrender or lapse of the Policy could result in the loan being treated as a distribution at the time of lapse or Surrender. This could result in a considerable taxable income. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, they might find they have to pay additional premium to keep their policy from lapsing and to avoid a significant tax burden if the Policy should lapse.

         Tax consequences of ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the Policy and before exercising certain rights under the Policy.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

Excel Performance VUL                   5                                    UC

CHARGES
--------------------------------------------------------------------------------
         Some charges are rounded.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, make a partial withdrawal, or transfer Account Value between Investment Options.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                 Guaranteed
   TRANSACTION CHARGES                                   When Deducted            Maximum              Current
--------------------------------------------------- ----------------------- -------------------- --------------------
PREMIUM CHARGE                                      When each premium is            5%                  3.5%
Calculated as a percentage of each premium          paid.
payment.
--------------------------------------------------- ----------------------- -------------------- --------------------
SURRENDER CHARGE                                    Upon a full Surrender   Varies (1)            Varies (1)
Rates are per $1,000 of base Policy Specified       during the first 12     Policy year 2:        Policy year 2:
Amount.                                             Policy years or in      Minimum       $2.97   Minimum       $2.97
                                                    the 12 Policy years     Maximum      $48.38   Maximum      $48.38
                                                    following an increase   Example (2)  $20.14   Example (2)  $20.14
                                                    in base Policy
                                                    Specified Amount.
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.           $50                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER CHARGES (per transfer)                     First 15 transfers
                                                    per year:                       $0                   $0
                                                    Each additional transfer:       $10                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------

Transaction Charges Table Footnotes:
(1) Rate varies by Insured's gender, Issue Age, risk class, and the amount of time you have had your Policy (or the number of years since any increase in base policy Specified Amount). Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2) Assumes a male, age 45 at policy issue and in our best risk class. Surrender charge rate is $13.43 in year 1, $20.14 in years 2-5, $17.62 in year 6, $15.10 in year 7, $12.59 in year 8, $10.07 in year 9, $7.55 in year 10, $5.03 in year
11, $2.51 in year 12, and $0.00 thereafter.

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating                                         Guaranteed            Current
expenses)                                              When Deducted             Maximum (annual)       (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY DEDUCTIONS FROM ACCOUNT VALUE
     Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- -------------------- --------------------
COST OF INSURANCE                                                           Varies (1)            Varies (2)
                                                                            Minimum        $0.18  Minimum       $0.11
Rates are per $1,000 of the net amount at risk              Monthly         Maximum     $1000.00  Maximum    $1000.00
allocated to the base Policy.                                               Example (3)    $2.55  Example (3)   $2.00
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY ADMINISTRATIVE CHARGE
       Specified Amounts $100,000 - $249,999                Monthly                $120                 $120
                Specified Amounts $250,000 +                                       $120                  $90
---------------------------------------------------- ---------------------- -------------------- --------------------
                                                      Monthly during the    Varies (2)            Varies (2)
                                                        first 10 Policy     Policy year 2:        Policy year 2:
MONTHLY SPECIFIED AMOUNT CHARGE                       years or the first    Minimum        $0.00  Minimum       $0.00
Rates are per $1,000 of base Policy Specified           10 Policy years     Maximum        $9.16  Maximum       $7.64
Amount.                                              after an increase in   Example (3,4)  $0.55  Example (3,5) $0.46
                                                          base Policy
                                                       Specified Amount.
---------------------------------------------------------------------------------------------------------------------
DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS
        (to equal the annual percentage stated of the Account Value in the Subaccounts)
---------------------------------------------------- ---------------------- -------------------- --------------------

RISK CHARGE (for mortality and expense risk)
                             Policy years 1-15               Daily                 0.90%               0.70%
                             Policy years 16+                                      0.30%               0.10%

---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
     (1)  Rate varies by Insured's gender, risk class and Attained Age.
     (2) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time you have had your Policy.
     (3) "Example" charges assume an Insured who is male, best risk class, age 45 when the Policy is issued, a Specified Amount of $250,000, and that the Policy is in its second Policy year.
     (4) The annual rate is $0.2004 in year 1, $0.5472 in years 2-6, $0.4380 in year 7, $0.3288 in year 8, $0.2196 in year 9, $0.1104 in year 10, and
          $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 45.
     (5) The annual rate is $0.1668 in year 1, $0.4560 in years 2-6, $0.3648 in year 7, $0.2736 in year 8, $0.1824 in year 9, $0.0912 in year 10, and
          $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 45.

Excel Performance VUL                   6                                     UC

------------------------------------------------------ -------------------- -------------------- --------------------
                                                                                 Guaranteed            Current
 COST OF OPTIONAL FEATURES                                 When Deducted       Maximum (annual)       (annual)
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCELERATED BENEFIT RIDER                                     N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCIDENTAL DEATH BENEFIT RIDER                                             Varies (1)            Varies (1)
 Rates are per $1,000 of the rider benefit amount.           Monthly        Minimum       $0.24   Minimum       $0.24
                                                                            Maximum       $1.56   Maximum       $1.56
                                                                            Example (2)   $0.84   Example (2)   $0.84
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCOUNTING BENEFIT RIDER ("ABR")                                           Varies (3)            Varies (4)
 Cost of Insurance (rates are per $1,000 of net              Monthly        Minimum       $0.18   Minimum       $0.06
 amount at risk allocated to the ABR)                                       Maximum   $1,000.00   Maximum   $1,000.00
                                                                            Example (5)   $2.55   Example (5)   $0.71
------------------------------------------------------ -------------------- -------------------- --------------------
 Monthly Specified Amount Charge (rates are per                             Varies (4)            Varies (4)
 $1,000 of ABR Specified Amount)                             Monthly        Policy year 2:        Policy year 2:
                                                                            Minimum       $1.13   Minimum       $0.94
                                                                            Maximum      $35.31   Maximum      $29.42
                                                                            Example (5,6) $2.22   Example (5,7) $1.85
------------------------------------------------------ -------------------- -------------------- --------------------
 CHILDREN'S INSURANCE RIDER                                  Monthly               $5.76                $5.76
 Rate is per $1,000 of the rider benefit amount.
------------------------------------------------------ -------------------- -------------------- --------------------
 GUARANTEED INSURABILITY RIDER                                              Varies (8)            Varies (8)
 Rates are per $1,000 of the rider benefit amount.           Monthly        Minimum       $0.72   Minimum       $0.72
                                                                            Maximum       $2.28   Maximum       $2.28
                                                                            Example (9)   $2.28   Example (9)   $2.28
------------------------------------------------------ -------------------- -------------------- --------------------
 INSURANCE EXCHANGE RIDER                                      N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 PAID-UP INSURANCE BENEFIT ENDORSEMENT                    When Benefit             3.5%                 3.5%
 Calculated as a percentage times the Account Value.         Elected
------------------------------------------------------ -------------------- -------------------- --------------------
 SCHEDULED INCREASE RIDER                                      N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 SUPPLEMENTAL COVERAGE RIDER ("SCR")                                        Varies (3)            Varies (4)
 Cost of Insurance (rates are per $1,000 of net              Monthly        Minimum       $0.18   Minimum       $0.06
 amount at risk allocated to the SCR)                                       Maximum   $1,000.00   Maximum   $1,000.00
                                                                            Example (5)   $2.55   Example (5)   $0.35
------------------------------------------------------ -------------------- -------------------- --------------------

 Monthly Specified Amount Charge (rates are per                             Varies (4)            Varies (4)
 $1,000 of SCR Specified Amount)                             Monthly        Policy year 2:        Policy year 2:
                                                                            Minimum       $0.59   Minimum       $0.49
                                                                            Maximum      $43.76   Maximum      $36.47
                                                                            Example (5,10)$2.06   Example (5,11)$1.71

------------------------------------------------------ -------------------- -------------------- --------------------
 TERM INSURANCE RIDER                                                       Varies (3)            Varies (3)
 Rates are per $1,000 of the rider benefit amount.           Monthly        Minimum       $0.18   Minimum       $0.13
                                                                            Maximum    $1000.00   Maximum     $950.00
                                                                            Example (5)   $2.55   Example (5)   $0.97
------------------------------------------------------ -------------------- -------------------- --------------------
 TOTAL DISABILITY BENEFIT RIDER                                             Varies (3)            Varies (3)
 Rates are per $100 of the rider annual benefit              Monthly        Minimum       $0.74   Minimum       $0.74
 amount.                                                                    Maximum       $8.64   Maximum       $8.64
                                                                            Example (5)   $2.24   Example (5)   $2.24
------------------------------------------------------ -------------------- -------------------- --------------------
 WAIVER OF MONTHLY DEDUCTION RIDER                                          Varies (3)            Varies (3)
 Rates are per $100 of the Monthly Deduction.                Monthly        Minimum       $1.48   Minimum       $1.48
                                                                            Maximum      $17.28   Maximum      $17.28
                                                                            Example (5)   $4.48   Example (5)   $4.48
------------------------------------------------------ -------------------- -------------------- --------------------

Cost of Optional Features Table Footnotes:
    (1) Rate varies by Insured's gender and Attained Age.
    (2) "Example" charges assume an Insured who is male Attained Age 45.
    (3) Rate varies by Insured's gender, risk class and Attained Age.
    (4) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time the rider has been in force.
    (5) "Example" charges assume an Insured who is male, best risk class, age 45 when the rider is issued, a Specified Amount of $250,000, and that the rider coverage is in its second year.
    (6) The annual rate is $0.0000 in year 1 of the rider, $2.2212 in years 2-8, $1.7772 in year 9, $1.3332 in year 10, $0.8892 in year 11, $0.4452 in year
    12, and $0.00 thereafter. These same rates would apply for an increase in ABR Specified Amount at Attained Age 45.
    (7) The annual rate is $0.0000 in year 1 of the rider, $1.8504 in years 2-8, $1.4808 in year 9, $1.1112 in year 10, $0.7404 in year 11, $0.3708 in year
    12, and $0.00 thereafter. These same rates would apply for an increase in ABR Specified Amount at Attained Age 45.
    (8) Rate varies by Insured's Issue Age.
    (9) "Example" charges assume an Insured who is male Issue Age 35.
    (10) The annual rate is $0.7584 in year 1 of the rider, $2.0568 in years 2-6, $1.6452 in year 7, $1.2336 in year 8, $0.8232 in year 9, $0.4116 in year 10, and $0.00 thereafter. These same rates would apply for an increase in SCR Specified Amount at Attained Age 45.
    (11) The annual rate is $0.6324 in year 1 of the rider, $1.7136 in years 2-6, $1.3716 in year 7, $1.0284 in year 8, $0.6864 in year 9, $0.3432 in year 10, and $0.00 thereafter. These same rates would apply for an increase in SCR Specified Amount at Attained Age 45.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our company changes.

Excel Performance VUL                    7                                    UC

         The next table describes interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.

                                                                                   Guaranteed
NET INTEREST CHARGED ON LOANS                                   When Deducted       Maximum           Current
-------------------------------------------------------------- ---------------- ---------------- --------------------
LOAN ACCOUNT  (effective annual rates)
   Regular Loan Interest Rate                                     Upon each            1.0%             1.0%
   Preferred Loan Interest Rate  (available only after five        Policy
   policy years, on only a portion of the Policy Debt)           Anniversary.          0.5%             0.0%
-------------------------------------------------------------- ---------------- ---------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES

         The next table shows the minimum and maximum total operating expenses of the underlying portfolios. Expenses before and after any waivers or reductions are expressed as a percentage of average net assets as of December 31, 2009. The chart below the table lists information for each Subaccount's underlying portfolio. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. More detail concerning each portfolio's fees and expenses is contained in the prospectus for that portfolio.

------------------------------------------------------------------------------- ------------------ --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio assets, including                    Minimum             Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before any Waivers and Reductions                                                     0.39% (1)          1.62% (2)
------------------------------------------------------------------------------- ------------------ ------------------
After any Waivers and Reductions (explained in the footnotes at the end               0.36% (1)          1.62% (2)
of this section)
------------------------------------------------------------------------------- ------------------ ------------------

(1) Calvert Variable Series, Inc. Money Market Portfolio
(2) The Universal Institutional Funds, Inc. Emerging Markets Equity Portfolio

---------------------------------------------------------------------------------------------------------------------
                                                               Acquired                              Total Expenses
                                                               Fund Fees      Total     Waivers       after Waivers
Subaccount's underlying          Management   12b-1    Other      and       Portfolio     and        and Reductions,
Portfolio Name*                     Fees      Fees**   Fees    Expenses***    Fees     Reductions        if any
---------------------------------------------------------------------------------------------------------------------
ALGER, Class I-2
---------------------------------------------------------------------------------------------------------------------
Balanced                           0.71%       -       0.18%         -           0.89%      0.04% (1)    0.85%
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation               0.81%       -       0.18%         -           0.99%      0.035% (2)   0.95%
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
---------------------------------------------------------------------------------------------------------------------
Mid Cap Value                      1.00% (1)   -       0.01% (2)     -           1.01%        -          1.01%
---------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS (CVP) (1)
---------------------------------------------------------------------------------------------------------------------
VP Barclays Capital Aggregate      0.40%       -       0.14%         -           0.54%      0.00%        0.54%
Bond Index
---------------------------------------------------------------------------------------------------------------------
VP EAFE International Index        0.66%       -       0.39%       0.01%         1.06%      0.10%        0.96%
---------------------------------------------------------------------------------------------------------------------
VP Inflation Protected Plus        0.60%       -       0.21%         -           0.81%      0.06%        0.75%
---------------------------------------------------------------------------------------------------------------------
VP Lifestyle Aggressive            0.65%       -       0.60%       0.21%         1.46%      0.50%        0.96%
---------------------------------------------------------------------------------------------------------------------
VP Lifestyle Conservative          0.65%       -       0.57%       0.23%         1.45%      0.47%        0.98%
---------------------------------------------------------------------------------------------------------------------
VP Lifestyle Moderate              0.65%       -       0.20%       0.22%         1.07%      0.10%        0.97%
---------------------------------------------------------------------------------------------------------------------
VP Nasdaq 100 Index                0.45%       -       0.29%         -           0.74%      0.09%        0.65%
---------------------------------------------------------------------------------------------------------------------
VP Natural Resources               0.65%       -       0.25%       0.66%         1.56%      0.15%        1.41%
---------------------------------------------------------------------------------------------------------------------
VP Russell 2000 Small Cap          0.45%       -       0.41%         -           0.86%      0.16%        0.70%
Index
---------------------------------------------------------------------------------------------------------------------
VP S&P 500 Index****               0.35%       -       0.11%         -           0.46%      0.08%        0.38%
---------------------------------------------------------------------------------------------------------------------
VP S&P MidCap 400 Index****        0.40%       -       0.17%         -           0.57%      0.02%        0.55%
---------------------------------------------------------------------------------------------------------------------
VP SRI Large Cap Value*****        0.74%       -       0.11%         -           0.85%      0.11%        0.74%
---------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (CVS) (1)
---------------------------------------------------------------------------------------------------------------------
VP Income                          0.70%       -       0.24%         -           0.94%      0.13%        0.81%
---------------------------------------------------------------------------------------------------------------------
VP Mid Cap Value                   0.87%       -       0.49%         -           1.36%        -          1.36%
---------------------------------------------------------------------------------------------------------------------
VP Money Market                    0.25%       -       0.14%         -           0.39%      0.03%        0.36%
---------------------------------------------------------------------------------------------------------------------
VP Small Cap Growth                0.90%       -       0.24%         -           1.14%      0.14%        1.00%
---------------------------------------------------------------------------------------------------------------------
VP SRI Balanced*****               0.70%       -       0.21%         -           0.91%        -          0.91%
---------------------------------------------------------------------------------------------------------------------
VP SRI Equity*****                 0.70%       -       0.56%         -           1.26%      0.18%        1.08%
---------------------------------------------------------------------------------------------------------------------
VP SRI Strategic*****              0.80%       -       0.13%         -           0.93%        -          0.93%
---------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
---------------------------------------------------------------------------------------------------------------------
Capital Growth VIP                 0.37%       -       0.14% (1)     -           0.51%        -          0.51%
---------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
---------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Cap Value VIP     0.65%       -       0.14% (1)     -           0.79%        -          0.79%
---------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                0.92%       -       0.46% (1)   0.01%         1.39%        -          1.39% (2)
---------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
---------------------------------------------------------------------------------------------------------------------
Contrafund (R)                     0.56%       -       0.11%         -           0.67%        -          0.67% (1)
---------------------------------------------------------------------------------------------------------------------

Excel Performance VUL                    8                                    UC

---------------------------------------------------------------------------------------------------------------------
                                                               Acquired                              Total Expenses
                                                               Fund Fees      Total     Waivers       after Waivers
Subaccount's underlying          Management   12b-1    Other      and       Portfolio     and        and Reductions,
Portfolio Name*                     Fees      Fees**   Fees    Expenses***    Fees     Reductions        if any
---------------------------------------------------------------------------------------------------------------------
Equity-Income                      0.46%       -       0.12%         -           0.58%        -          0.58%
---------------------------------------------------------------------------------------------------------------------
High Income                        0.57%       -       0.13%         -           0.70%        -          0.70%
---------------------------------------------------------------------------------------------------------------------
Investment Grade Bond              0.32%       -       0.13%         -           0.45%        -          0.45%
---------------------------------------------------------------------------------------------------------------------
Mid Cap                            0.56%       -       0.12%         -           0.68%        -          0.68%
---------------------------------------------------------------------------------------------------------------------
Overseas                           0.71%       -       0.17%         -           0.88%        -          0.88% (2)
---------------------------------------------------------------------------------------------------------------------
Strategic Income                   0.57%       -       0.17%         -           0.74%        -          0.74%
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON, Class 2
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities         0.45%     0.25%     0.02%         -           0.72%        -          0.72%
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I., Series I
---------------------------------------------------------------------------------------------------------------------
Global Real Estate                 0.75%       -       0.51%         -           1.26%        -          1.26% (1)
---------------------------------------------------------------------------------------------------------------------
International Growth               0.71%       -       0.33%       0.02% (2)     1.06%        -          1.06% (1)
---------------------------------------------------------------------------------------------------------------------
Small Cap Equity                   0.75%       -       0.34%         -           1.09%        -          1.09% (1)
---------------------------------------------------------------------------------------------------------------------
IVY VIP
---------------------------------------------------------------------------------------------------------------------
Science and Technology (1)         0.85%     0.25%     0.11%         -           1.21%        -          1.21%
---------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
---------------------------------------------------------------------------------------------------------------------
Research International             0.90%       -       0.33% (1)     -           1.23%      0.13% (1)    1.10%
---------------------------------------------------------------------------------------------------------------------
Total Return                       0.75%       -       0.07%         -           0.82%        -          0.82%
---------------------------------------------------------------------------------------------------------------------
Utilities                          0.73%       -       0.09%         -           0.82%        -          0.82%
---------------------------------------------------------------------------------------------------------------------
Value                              0.75%       -       0.09%         -           0.84%        -          0.84%
---------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
---------------------------------------------------------------------------------------------------------------------
Guardian                           0.85%       -       0.25%         -           1.10%        -(1)       1.10%
---------------------------------------------------------------------------------------------------------------------
Regency                            0.85%       -       0.22%       0.01%         1.08%        -(1)       1.08%
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER, Non-Service Shares
---------------------------------------------------------------------------------------------------------------------
Global Securities/VA               0.64%       -       0.11%         -           0.75%        -          0.75%
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
---------------------------------------------------------------------------------------------------------------------
Total Return                       0.50% (1) 0.15%     0.09% (2)     -           0.64%        -          0.64%
---------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
---------------------------------------------------------------------------------------------------------------------
Blue Chip Growth-II                0.73%     0.25%     0.12%         -           1.10%        -          1.10%
---------------------------------------------------------------------------------------------------------------------
Equity Income-II                   0.83%     0.25%     0.02%         -           1.10%        -          1.10%
---------------------------------------------------------------------------------------------------------------------
THIRD AVENUE (1)
---------------------------------------------------------------------------------------------------------------------
Value                              0.90%       -       0.43%         -           1.33%        -          1.33%
---------------------------------------------------------------------------------------------------------------------
UIF, Class I
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity (1,2)      1.23%       -       0.38%       0.01% (3)     1.62%        -          1.62%
---------------------------------------------------------------------------------------------------------------------

Alger (1) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.04% of its Advisory Fees.
Alger (2) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.035% of its Advisory Fees.
American Century (1) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. For more information about the unified management fee, see The Investment Advisor under the Management section in the fund's prospectus.
American Century (2) Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.
CVP (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2011, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. The Board of Directors of the portfolios may terminate a portfolio's expense cap only for the contractual period after December 12, 2010.
                  VP Barclays Capital Aggregate Bond Index        0.60%
                  VP EAFE International Index                     0.95%
                  VP Inflation Protected Plus                     0.75%
                  VP Lifestyle Aggressive                         0.75%
                  VP Lifestyle Conservative                       0.75%
                  VP Lifestyle Moderate                           0.75%
                  VP Nasdaq 100 Index                             0.65%
                  VP Natural Resources                            0.75%
                  VP Russell 2000 Small Cap Index                 0.70%
                  VP S&P 500 Index                                0.38%
                  VP S&P MidCap 400 Index                         0.55%
                  VP SRI Large Cap Value                          0.74%
CVS (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2011, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires (and only for the period after December 12, 2010 for VP Income).
                  VP Income                                       0.81%
                  VP Money Market                                 0.36%
                  VP Small Cap Growth                             1.00%
                  VP SRI Equity                                   1.08%
                  VP SRI Strategic                                0.95%
DWS (1) "Other Fees" includes an administrative services fee paid to the Advisor in the amount of 0.10%.

Excel Performance VUL                    9                                    UC

DWS (2) Through September 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 1.06%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
Fidelity (1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total class operating expenses would have been 0.65%.
Fidelity (2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. These offsets may be discontinued at any time. Including this reduction, the total class operating expenses would have been 0.84%.
Invesco (1) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Expenses after Waivers and Reductions, if any (excluding certain items discussed below) to the following percentages of average daily net assets: 1.30% for Global Real Estate and International Growth, and 1.15% for Small Cap Equity. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.
Invesco (2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions, if any, listed above may exceed the expense limit numbers. The impact of the Acquired Fund Fees and Expense are included in the total returns of the Fund.
Ivy (1) The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Expenses after Waivers and Reductions, if any would have been 1.19%.
MFS (1) MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses such that "Total Portfolio Fees," do not exceed the following percentages of the fund's average daily net assets annually of 1.10%. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2011. Neuberger Berman (1) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2013 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM (except with respect to the Guardian Portfolio) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.00% of average daily net asset value of the Guardian Portfolio; and 1.50% of the average daily net asset value of the Regency Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
PIMCO (1) "Management Fees" reflect an advisory and a supervisory and administrative fee payable by the Portfolio to PIMCO.
PIMCO (2) "Other Fees" reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.
Third Avenue (1) The Fund's advisor has contractually agreed, for two years from March 1, 2009, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.
UIF (1) The Ratios of Expenses reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the Financial Highlights of the Portfolio's Prospectus as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."
UIF (2) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses described below and Acquired Fund Fees and Expenses, will not exceed 1.60%.
In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed, are excluded from Total Annual Portfolio Operating Expenses. If these expenses were included, the Total Annual Portfolio Operating Expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratio shown in the preceding paragraph of this note.
For the fiscal year ended December 31, 2009, after giving effect to the Adviser's voluntary advisory fee waivers and/or expense reimbursements, the Total Annual Portfolio Operating Expenses incurred by investors were 1.60%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.
UIF (3) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Fund Fees and Expenses" in this table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

Excel Performance VUL                    10                                   UC

Excel Performance VUL                    11                                   UC

Excel Performance VUL                    12                                   UC

* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.

**** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

***** Sustainable and Responsible Investment ("SRI")

Excel Performance VUL                    13                                   UC

CHARGES EXPLAINED
--------------------------------------------------------------------------------

         The following repeats and adds to information provided in the CHARGES section where the amount of each charge is shown. Please review both prospectus sections for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options.

         TRANSACTION CHARGES

o        Premium Charge
         We currently charge a percentage of each Policy premium payment we receive as a Premium Charge. This charge partially offsets state and local premium taxes and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

o        Surrender Charge
         Upon a full Surrender from your Policy, we deduct a Surrender Charge from the total Account Value. The amount of this charge varies by the Insured's gender, Issue Age (or Attained Age at the time of any increase), risk class, Specified Amount of insurance coverage, and the length of time the Policy has been in force. Surrender Charges apply during the first 12 Policy years and for the first 12 Policy years after an increase in Specified Amount. The initial Surrender Charge applies from the Policy Date. In the event of an increase in the Specified Amount, the Surrender Charge will increase. You will receive a revised Policy schedule reflecting the increase. Taxes and tax penalties may apply.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. The partial withdrawal charge will be allocated the same as the partial withdrawal itself. Taxes and tax penalties may apply.

o        Transfer Charge
         We may charge a transfer charge for any transfer in excess of 15 transfers per Policy year. You may tell us how to allocate the transfer charge.

o        Periodic Charges:
         Monthly Deductions from Account Value

         On each Monthly Date, we will deduct an amount from your Account
Value to pay us for providing the benefits of the Policy. This amount is called the Monthly Deduction. It equals the sum of monthly charges for the cost of insurance, administrative charge, Specified Amount charge, and the costs of any riders. You may tell us how to allocate the Monthly Deduction.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, risk class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and risk class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the

Excel Performance VUL                     14                                  UC
maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

     The Cost of Insurance each month equals:
     -   The Net Amount at Risk for the month; multiplied by
     -   The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
     -   $1,000.

o        Administrative Charge
         This monthly charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge. The maximum monthly administrative charge is shown on your Policy schedule.

o        Specified Amount Charge
         For certain risk classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

o        Costs of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Account Value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features.

         PERIODIC CHARGES:
         DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Policy Debt
         If you borrow from your Account Value, interest accrues on outstanding loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Debt. See the POLICY LOANS section for more information on applicable interest rates.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each portfolio's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

Excel Performance VUL                    15                                   UC

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

         The Policy allows you to choose from a wide array of Investment Options
- each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable Investment Options ("Subaccounts") or the Fixed Account option. Allocations must be in whole percentages and total 100%. The Subaccounts, which invest in underlying portfolios, are listed and described in this section of this prospectus.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Account Value of your Policy depends directly on the investment performance of the portfolios that you select.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     Read the prospectuses for the underlying portfolios together with this prospectus for more information.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Union Central. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law,
(ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

           You bear the risk that the variable Investment Options you select may fail to meet their objectives, that they
          could decrease in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and generally the income or loss of one has no effect on the investment performance of any other. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus. You should read the prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objectives, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

The value of your Policy will go up [arrow symbol pointing up] or down [arrow symbol pointing down] based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

         The Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

Excel Performance VUL                    16                                   UC

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                 Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                    The Alger Portfolios                                  Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger Balanced Portfolio, Class I-2                            Current income and long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio, Class I-2                Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
                American Century Investments                      American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
              Calvert Variable Products, Inc.*                       Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Calvert VP Barclays Capital Aggregate Bond Index Portfolio     Index:  Barclays Capital Aggregate Bond Index.
- Summit Investment Partners, Inc. ("Summit")
(Summit Barclays Capital Aggregate Bond Index Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index Portfolio - World Asset    Index:  MSCI EAFE Index.
Management, Inc.
(Summit EAFE International Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio - Summit         Current income.
(Summit Inflation Protected Plus Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Aggressive Portfolio - Summit             Capital growth; investment income is secondary.
(Summit Lifestyle ETF Market Strategy Aggressive Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Conservative Portfolio - Summit           Capital growth, investment income is secondary.
(Summit Lifestyle ETF Market Strategy Conservative
Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Moderate Portfolio - Summit               Capital growth, investment income is secondary.
(Summit Lifestyle ETF Market Strategy Target Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio - Summit                 Index:  Nasdaq 100 Index.
(Summit Nasdaq-100 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit                Capital growth.
(Summit Natural Resources Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio - Summit     Index:  Russell 2000 Index.
(Summit Russell 2000 Small Cap Index Portfolio prior to
5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - Summit                    Index:  S&P 500 Index.
(Summit S&P 500 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio - Summit             Index:  S&P MidCap 400 Index.
(Summit S&P MidCap 400 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser       Long-term capital appreciation
(Summit Zenith Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                    Long-term income.
(CVS Calvert Income Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Mid Cap Value Portfolio - RiverSource               Long-term capital appreciation.
Investments, LLC
(Ameritas Mid Cap Value Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser              Money market: current income.
(Ameritas Money Market Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset            Long-term capital appreciation.
Management, Inc.
(Ameritas Small Capitalization Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New        Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
(CVS Calvert Social Balanced Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital              Capital growth.
Management Company, LLC
(CVS Calvert Social Equity Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment      Long-term capital appreciation; current income is
Management, Inc.                                               secondary.
(Ameritas Core Strategies Portfolio prior to 5/1/10
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                          Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                      Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------

Excel Performance VUL                  17                                     UC

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                 Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A          Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                     Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class (1,2,3) Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class (1,2,3) Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class (1,2)     Income and growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial       Bond.
Class (1,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (1,2,3)       Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class (1,2,3)      Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class      Income.
(1,2,3,4)
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: (1)Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
   International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3)
   Fidelity Management & Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
--------------------------------------------------------------------------------------------------------------------
    Franklin Templeton Variable Insurance Products Trust                    Franklin Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund, Class 2                       Income.
--------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds
             (Invesco Variable Insurance Funds)                              Invesco Advisers, Inc.
(The portfolios listed below were AIM portfolios prior to
5/1/10)
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco       Total return through growth of capital and current
Asset Management Limited                                       income.
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I               Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
Invesco V.I.  Small Cap Equity Fund, Series I                  Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
          Ivy Funds Variable Insurance Portfolios                 Waddell & Reed Investment Management Company
--------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Science and Technology                           Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
               MFS(R) Variable Insurance Trust                        Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Series, Initial Class            Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series, Initial Class                      Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                         Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Value Series, Initial Class                             Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                     Neuberger Berman Management LLC
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I               Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I                Capital growth.
--------------------------------------------------------------------------------------------------------------------
             Oppenheimer Variable Account Funds                              OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares      Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
               PIMCO Variable Insurance Trust                  Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class             Total return.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                        T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                    Seeks Long-term capital growth. Income is a secondary
                                                               objective.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio-II                       Seeks Substantial dividend income and long-term growth
                                                               of capital.
--------------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                           Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                   Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.                  Morgan Stanley Investment Management Inc.
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan        Long-term capital appreciation.
Stanley Investment Management Company and Morgan Stanley
Investment Management Limited
--------------------------------------------------------------------------------------------------------------------

Excel Performance VUL                  18                                     UC

Excel Performance VUL                  19                                     UC

* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Union Central. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for these funds.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

         We retain the right to add or change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any such change.

         We will notify you of any changes to the variable investment options.

         Resolving Material Conflicts - Underlying Investment Interests
         In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the TRANSFERS section, OMNIBUS ORDERS.)

o        Voting Rights
         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

Excel Performance VUL                  20                                     UC

         FIXED ACCOUNT INVESTMENT OPTION
         The Policy has one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that interest will remain at the minimum guaranteed rate for the life of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. The general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         Net Premiums allocated to and transfers to the Fixed Account under the Policy become part of our general account assets, which support annuity and insurance obligations. The general account includes all of our assets, except those assets segregated in separate accounts. We have sole discretion to invest the assets of the general account, subject to applicable law, and we bear the risk that assets in the Fixed Account will perform better or worse than the interest we pay. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

         TRANSFERS
         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy owners by having a detrimental effect on investment portfolio management. In addition to the right of each portfolio to impose redemption fees on short-term trading, we may reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio investment adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

         We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio's investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser's own standards, as stated in the Subaccount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

         Subject to restrictions prior to the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more Investment Options.
          o We must receive notice of the transfer request - either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy year;
               -    may be delayed up to six months;
               -    is limited during any Policy year to the greatest of:

Excel Performance VUL                  21                                     UC

                    - 25% of the Account Value in the Fixed Account on the date of the transfer;
                    - the amount of any Fixed Account transfer that occurred during the prior 13 months; and,
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
          o If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         Omnibus Orders
         Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

         Time Period for Special Transfer
         At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

         THIRD PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy's performance. The risks and harmful effects of disruptive trading include:

Excel Performance VUL                  22                                     UC

          o dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
          o Reduced investment performance due to adverse effects on portfolio management by:
               - impeding a portfolio investment adviser's ability to sustain an investment objective;
               - causing the portfolio to maintain a higher level of cash than would otherwise be the case;
               - causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
          o increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy Owners invested in those separate accounts, not just those making the transfers.

         Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, online and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

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         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfers limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the Right to Examine Transfer Date.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o      Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o      Earnings Sweep Program
         The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.

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          o    You must request the Earnings Sweep program, give us your
               allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         ASSET ALLOCATION PROGRAM
         We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Summit Investment Advisors, Inc. ("SIA"). These model recommendations are offered to you through an agreement between Union Central and SIA. The Program consists of five models, ranging from aggressive to conservative. SIA provides Ameritas Investment Corp. ("AIC"), our majority owned subsidiary, with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the Program:
          o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by SIA. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Asset Allocation questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon SIA's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
          o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy.
          o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the Owner will be returned.

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         Potential Conflicts of Interest
         AIC and SIA may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. SIA is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models. SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment adviser for the Program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the Program. We may modify or discontinue the Asset Allocation Program at any time.

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OTHER IMPORTANT POLICY INFORMATION
--------------------------------------------------------------------------------

         POLICY APPLICATION AND ISSUANCE

         The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount (or "face amount") of life insurance is $100,000. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

o         Application in Good Order
          o All application questions must be answered, but particularly note these requirements:
          o The Owner's and Insured's full name(s), Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).

          o Please give us your email address to facilitate receiving updated Policy information by electronic delivery.

          o There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "The Union Central Life Insurance Company." We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

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         Initial Premium
          o At least the Monthly Minimum No-Lapse Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o    Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic
               Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to the Account Value.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Allocating Premium
         You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account option. The initial allocation instructions in your Policy application will be used for additional premiums until you change your allocation instructions.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received prior to your Policy's Right to Examine Transfer Date.

         Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the Money Market Subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Debt and partial withdrawals.

         Until your Policy is issued, premium payments we receive are held in our general account.

          ACCOUNT VALUE

          On your Policy's Issue Date, Account Value (or "policy value" or "accumulation value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deductions since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the loan account, plus any Net Premium received that Business Day, but not yet allocated.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's unit value by the number of Accumulation Units held in that Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

         The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:
          o the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
          o the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
          o    the daily risk charge.

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         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

         The number of Accumulation Units in a Subaccount will increase when:
          o    Net Premiums are credited to it; or
          o amounts are transferred to it from other Subaccounts, the Fixed Account, or the loan account.

         The number of Accumulation Units in a Subaccount will decrease when:
          o partial withdrawals (and any partial withdrawal fees) are taken from it;
          o    Monthly Deductions are taken from it;
          o    transfer charges are taken from it; or
          o amounts are transferred out of it into other Subaccounts, the Fixed Account, or the loan account.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Account Value of the Fixed Account on any Business Day equals:
          o    Net Premiums credited to the Fixed Account; plus
          o any transfers from the Subaccounts or the loan account to the Fixed Account; plus
          o    interest credited to the Fixed Account; minus
          o any partial withdrawal (and partial withdrawal fee) taken from the Fixed Account; minus
          o the Fixed Account's share of any Monthly Deductions from Account Value; minus
          o    any transfer fees taken from the Fixed Account; minus
          o amounts transferred from the Fixed Account to the Subaccounts or the loan account.

o        Loan Account Value
         The Account Value in the loan account on any Business Day equals:
          o    amounts transferred to the loan account from the Investment
               Options (the Subaccounts and the Fixed Account); plus
          o    interest credited to the loan account; minus
          o amounts transferred from it into the Investment Options. (Also see DEFINED TERMS for the definition of "Policy Debt.")

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
          o    Transfers among Investment Options.
          o    Establish systematic transfer programs.
          o    Change premium allocations.

How to Authorize Telephone Transactions
          o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
          o Must be received by close of the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time); if later, the transaction will be processed the next day the NYSE is open.
          o    Calls will be recorded for your protection.
          o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
          o    May be discontinued at any time as to some or all Owners.

         We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         ELECTRONIC DELIVERY AND COMMUNICATIONS

         You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

         We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will

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notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

         MISSTATEMENT OF AGE OR GENDER

         If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, Surrender Charges, and cost of insurance rates from the Policy Date.

         SUICIDE

         We will terminate the Policy and give back the premiums received, less any partial withdrawals and Policy Debt, if the Insured, while sane or insane, commits suicide within two years after the date the Policy was issued. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years after the effective date of any increase.

         INCONTESTABILITY

         We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

         ASSIGNMENT

         You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. An assignment is subject to any Policy Debt.

         LAPSE AND GRACE PERIOD

o        Minimum No-Lapse Period

         Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

           Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Loans and Other Distributions.

         This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges. However, we guarantee the Policy will remain in force for the period shown in your Policy's schedule page so long as the premium paid, less partial withdrawals and Policy Debt, equals or exceeds the sum of the monthly Minimum No-Lapse Premiums from the Policy Date to the most recent Monthly Date. Your minimum no-lapse period and Minimum No-Lapse Premium are shown in your Policy schedule.

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o        Grace Period

         If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the Insured dies during the grace period, we will deduct outstanding Policy Debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:

          o    Written application signed by you and the Insured;
          o Evidence of the Insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o    Premium at least equal to (a + b + c - d) divided by (e) where:
               (a) is the sum of all due and unpaid Monthly Deductions during the grace period;
               (b) is the sum of Monthly Deductions for three months from the date of reinstatement;
               (c)  is the Surrender Charge on the date of reinstatement;
               (d)  is the Account Value at the beginning of the grace period;
                    and
               (e)  is one minus the premium charge.
          o    Repayment or reinstatement of any outstanding Policy Debt.

         The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

         The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period.. The Surrender Charge at reinstatement will be based on the original Policy Date and the dates of any increases in Specified Amount as if the Policy had never terminated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
          o the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
          o    the SEC permits delay for the protection of security holders; or
          o an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the subaccounts.
The applicable rules of the SEC will govern as to whether these conditions exist.

         We may defer payments of a Policy loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

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         BENEFICIARY

         The beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary beneficiary and any contingent beneficiaries in your application. If no primary beneficiary is living when the Insured dies, we will pay to the contingent beneficiary. If no contingent beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that beneficiary died first.

         Unless your beneficiary designation provides otherwise, we will follow these rules:
          o We will pay equal shares when more than one beneficiary of the same class is to share the funds.
          o No revocable beneficiary has rights in this Policy until the Insured dies.
          o An irrevocable beneficiary cannot be changed without his or her consent.
          o The interest of any beneficiary is subject to the rights of any assignee shown on our records.
          o When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

         You may change your beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

         MINOR OWNER OR BENEFICIARY

         Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         You may request to change your Specified Amount, death benefit option, or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page. When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

         "RIGHT TO EXAMINE" PERIOD

         You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. If you decide to cancel the Policy, you must return it by mail or delivery to the Service Center, home office, or to the Union Central selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Debt and partial withdrawals.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

         NONPARTICIPATING

         The Policy is nonparticipating. No dividends will be paid under the Policy.

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

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------

         The principle purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and Surrender Charges may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

         DEATH BENEFIT

         Upon the Insured's death, we will pay to the Policy beneficiary:
          o the death benefit on the Insured's life under the death benefit option in effect; plus
          o any additional life insurance proceeds provided by any optional benefit or rider; minus
          o    any Policy Debt; minus
          o any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

         We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

o        Death Benefit Options

         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Death Benefit Option A
         Under Option A, the death benefit is the greater of:
          o    the Specified Amount of insurance coverage; and
          o    the Account Value multiplied by the corridor factor.

Death Benefit Option B
         Under Option B, the death benefit is the greater of:
           o the Specified Amount of insurance coverage plus the Account Value; and
           o   the Account Value multiplied by the corridor factor.

Death Benefit Option C
         Under Option C, the death benefit is the greater of:
          o the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
          o    the Account Value multiplied by the corridor factor.
         If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

         When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, the guideline premium limitations do not apply. The corridor factors are higher for the cash value accumulation test than for the guideline premium test. The corridor factors are shown in the Policy schedule.

o        Changes in Death Benefit Option

         You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

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

Changes in Death Benefit Option Rules
        o    Your request for a change must be by Written Notice.
        o You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
        o    There is no fee to change your Policy death benefit option.
        o    Changing from Option B to Option A, or from Option C to Option A:
             The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
        o    Changing from Option A to Option B, or from Option C to Option B:
             The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
        o The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

o    Changes in Specified Amount

         The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section.).

         Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

         In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. Any change will take effect on the Monthly Date on or after the date we receive your Written Notice.

INCREASE [arrow symbol pointing up] in Coverage Rules
o The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
o An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time. (Underwriting requirements do not apply to requested increases if certain riders are part of your Policy.)
o Any increase of the Specified Amount will be subject to increased cost of insurance charges, monthly Specified Amount charges, and Surrender Charges based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE [arrow symbol pointing down] in Coverage Rules
o    The amount of any decrease may be no less than $1,000.
o    Any reduction in the Specified Amount will be in the following order:
     -    first, reduce the most recent increase of the Specified Amount;
     -    then, the next most recent increases; and
     -    finally, the Policy's initial Specified Amount.
o Any decrease of the Specified Amount you request will not reduce the Surrender Charges or the monthly Specified Amount charges in effect at the time of the decrease.
o The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o If the change is within the minimum no-lapse period, we will update the monthly Minimum No-Lapse Premium on the revised Policy schedule.

o        Use of Accounting Benefit Rider and Supplemental Coverage Rider

         When you apply for the Policy, you can combine coverage under either or both the Accounting Benefit Rider (ABR) and the Supplemental Coverage Rider
(SCR) with coverage under the base Policy. You must allocate at least $50,000 to base Specified Amount, and the total Specified Amount must be at least $100,000 if you elect the ABR and $250,000 if you elect the SCR. The SCR Specified Amount cannot exceed nine (9) times the base Specified Amount. Use of these riders will change the cost of your insurance coverage.

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

Accounting Benefit Rider

         Allocating a portion of the total Specified Amount to the ABR increases early year Cash Surrender Values and decreases later year Cash Surrender Values, as compared to all base coverage. There is no Surrender Charge associated with the ABR Specified Amount, but Monthly Deductions for the rider generally are higher than Monthly Deductions for base coverage. The Monthly Deduction for the ABR consists of a cost of insurance charge and an ABR Specified Amount charge. The ABR Specified Amount charge is an amount per $1000 of ABR Specified Amount and will vary based on gender, rate class, issue age, Policy year, and Specified Amount.

         This rider is available only at issue. You cannot surrender the rider separately from the Policy.

Supplemental Coverage Rider

         The Supplemental Coverage Rider ("SCR") provides the opportunity to allocate part of the Policy's Specified Amount to this rider. The SCR will adjust over time to maintain total death benefit coverage as described below.

         The death benefit for the SCR is the difference between your total death benefit and the sum of the base death benefit and ABR death benefit. The SCR death benefit automatically adjusts daily as your base and ABR death benefits change. The total death benefit depends on which death benefit option is in effect:

         You may allocate a portion of the total Specified Amount to the SCR. The SCR death benefit will adjust over time to maintain the total death benefit as described below. The SCR death benefit at any point in time equals the difference between the total death benefit and the death benefit calculated without the SCR. The total death benefit depends on the death benefit option you select.

Option A: If Option A is in effect, the total death benefit is the greater of:
     1. the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount; and
     2.   the Account Value multiplied by the corridor factor.
Option B: If Option B is in effect, the total death benefit is the greater of:
     1. the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount plus the Account Value; and
     2.   the Account Value multiplied by the corridor factor.
Option C: If Option C is in effect, the total death benefit is the greater of:
     1. the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount plus the sum of premiums paid minus the sum of partial withdrawals taken; and
     2.   the Account Value multiplied by the corridor factor.
     If the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

         If the Account Value grows sufficiently large, it is possible for the SCR death benefit to become zero. As long as the SCR death benefit remains zero, the SCR cost of insurance will be zero. The SCR death benefit can never be less than zero. Even when the SCR death benefit is zero, the rider remains in effect until you remove it from the Policy.

          Example: If your Account Value increases over time due to positive investment performance in the Subaccounts you choose, and you elect the cash value accumulation test and death benefit option A, your Account Value multiplied by the corridor factor could exceed the sum of the base and ABR Specified Amounts. In that situation, your SCR death benefit would reduce so that your total death benefit remains constant. Eventually, your Account Value could peak and begin to decline so that, when multiplied by the corridor factor, the result would become less than the sum of the base and ABR Specified Amounts. In that situation, your SCR death benefit would increase so that your total death benefit remains constant.

         There is no Surrender Charge associated with the SCR Specified Amount. The Monthly Deduction for the SCR consists of a cost of insurance charge and an SCR Specified Amount charge. The SCR Specified Amount charge is an amount per $1000 of SCR Specified Amount and will vary based on gender, rate class, issue age,

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

Policy year, and Specified Amount. Current rates for the SCR generally are lower than current rates for the base Policy, but maximum rates generally are higher.

No Maturity Date

         This Policy does not have a maturity date. There are no cost of insurance charges after the Insured reaches Attained Age 121.

         POLICY LOANS

         You may obtain a loan from the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a loan might affect your Account Value, Cash Surrender Value and death benefit.

         Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences. See the discussion at Tax Treatment of Loans and Other Distributions.

                 Amount You Can Borrow                                         Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Standard Policy Loan.  You may borrow no more than:             Standard  Loan  Interest  Rate.  Current  net  annual
o      the Cash Surrender Value; minus                          loan  interest  rate of 1.0%:  we  charge  a  current
o      loan interest on Policy Debt  including the requested    interest  rate  with a 4.0%  effective  annual  yield
       loan to the next Annual Date; minus                      (guaranteed  not to exceed 4.0%),  but we also credit
o      the sum of the next three Monthly Deductions.            an interest  rate with an  effective  annual yield of
                                                                3.0% to any amounts in the loan account.
--------------------------------------------------------------- ------------------------------------------------------
                Amount You Can Borrow                                         Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Preferred  Rate Policy Loan.  After five (5) Policy  years,  a  Preferred  Loan  Interest  Rate.  Current  net annual portion of the Policy Debt may qualify for the preferred  loan  loan  interest  rate of 0.0%:  we  charge  a  current interest  rate.  The portion  eligible for the preferred  loan  interest  rate  with a 3.0%  effective  annual  yield
interest rate is:                                               (guaranteed  not to exceed 3.5%),  but we also credit
o      the Account Value; plus                                  an interest  rate with an  effective  annual yield of
o      the sum of partial withdrawals taken, minus              3.0% to any amounts in the loan account.
o      the sum of premiums paid.

Loan Rules
o    The Policy must be assigned to us as security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a loan account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
o Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy Debt exceeds Account Value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o You may repay Policy Debt in full or in part any time while the Policy is in force. We will deduct the amount of the loan repayment from the loan account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a loan repayment; otherwise, we will treat any unspecified payment as premium.
o The death benefit will be reduced by the amount of any Policy Debt on the date of the Insured's death.
o We may defer making a loan from the Fixed Account for up to six months unless the loan is to pay premiums to us.

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

         CASH SURRENDER

         While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. After a full Surrender, all your rights in the Policy end, and you may not reinstate the Policy.

         Cash Surrender Rules
          o We will accept a full Surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o The applicable Surrender Charge is described in the CHARGES section of this prospectus.
          o We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal fee will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

         If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any fee.

         If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.

o The applicable partial withdrawal fee is stated in the CHARGES section of this prospectus.

     - The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a Pro-Rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Minimum No-Lapse Premium requirements. You may request a new illustration of Account Value from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds
o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
o We may require proof of your age or survival or the age or survival of the payee.
o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

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

o        Payment of Death Benefit Proceeds

         We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

TAX MATTERS
--------------------------------------------------------------------------------

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

o        Life Insurance Qualification; Tax Treatment of Death Benefit

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy; and
          o the death benefit should be fully excludable from the beneficiary's gross income. However, Congress has recently enacted new statutory provisions relating to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income. Any employer contemplating the purchase of a life insurance contract should consult a tax adviser.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

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

         A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

o        Special Considerations for Corporations and Employers

         Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's Cash Surrender Value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser regarding the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits.

o        Tax Treatment of Loans and Other Distributions

         Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
o the total of any premium payments or other consideration paid for the Policy, minus
o    any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

     o All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent the Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.

     o Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
     o A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon Surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

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

o        Other Policy Owner Tax Matters

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

         Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

         Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extneding many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

         Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Excel Performance VUL                  40                                     UC

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.


HOW TO GET FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

RULE 12h-7 EXEMPTION
--------------------------------------------------------------------------------

         Union Central relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

DISTRIBUTION OF THE POLICY
--------------------------------------------------------------------------------

         Our underwriter and affiliate, Ameritas Investment Corp., enters into contracts with its own registered representatives to sell Policies and with various broker-dealers ("Distributors") to distribute Policies through their representatives. Total commission paid for the Policies and other information about distribution compensation can be found in this Policy's Statement of Additional Information ("SAI"). Instructions to obtain an SAI are on the last page of this prospectus. It is also fair for you to ask a representative about the commission they earn for the sale of a Policy. Information about compensation we pay helps you determine whether a representative may have an incentive to recommend our product over another. In addition to regularly scheduled commission, which is indirectly paid for by certain Policy charges, distribution compensation can include periodic cash incentives paid based upon sales goals. We may enter into special compensation or reimbursement arrangements with certain broker-dealers for, among other things, training of sales personnel, marketing or other services they provide to our affiliates or us. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time. In calendar year 2009 we paid no conference sponsorship fees. We paid marketing support allowances to certain agencies affiliated with Centralife Annuities Service, Inc., the minority owner (20%) of AIC. Any additional compensation is paid out of our own assets and will not result in any additional direct charge to you.

Excel Performance VUL                  41                                    UC

APPENDIX A: Optional Features
--------------------------------------------------------------------------------

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. The cost for each rider, if any, is explained in the CHARGES section.

o    Accelerated Benefit Rider
     This rider provides the ability to accelerate the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness. The amount available as a living benefit is less than the total death benefit payable under the Policy.

o    Accidental Death Benefit Rider
     This rider provides an additional death benefit, payable if the Insured's death results from certain accidental causes.

o    Accounting Benefit Rider ("ABR") *
     This rider provides term insurance upon the Insured's life in addition to the Specified Amount of insurance coverage under the Policy.

o    Children's Insurance Rider
     This rider provides term life insurance protection, as defined in the rider, for the Insured's children.

o    Guaranteed Insurability Rider
     This rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the Insured is disabled.

o    Insurance Exchange Rider
     This rider provides the right to exchange the Policy for a new policy on the life of a substitute insured. Exercise of the right is subject to satisfactory evidence of insurability of the substitute insured. Costs associated with the new policy will vary. For purposes of calculating any surrender charges subsequently imposed on the policy acquired by exchange, we will take into account the number of policy years that this Policy, and the policy acquired by exchange, have been in force. Exercise of this rider will result in a taxable exchange.

o    Paid-Up Insurance Benefit Endorsement
     This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Debt is large relative to your Account Value and Specified Amount.

o    Scheduled Increase Rider
     This rider provides for automatic increases in the Specified Amount on each Annual Date, subject to the terms of the rider. The amount of the increase is specified in the rider. The Insured's rate class on the issue date of the rider will be the rate class of the scheduled increases. You cannot add this rider if you have chosen the cash value accumulation test as your tax qualification test.

o    Supplemental Coverage Rider ("SCR") *
     This rider provides a supplemental death benefit that automatically adjusts over time to maintain the total death benefit coverage you select. For example, if your base death benefit (and any ABR term death benefit) decreases below the total death benefit, the SCR death benefit will increase to maintain the total death benefit amount.

o    Term Insurance Rider
     This rider provides term insurance upon an individual other than the Insured.

o    Total Disability Benefit Rider
     This rider provides that during periods of the Insured's total disability, as defined in the rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the cost of insurance charge for this rider. The Owner chooses the benefit level at the issue of the rider.

o    Waiver of Monthly Deduction Rider
     This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

* More information about the ABR and SCR riders is found in the Death Benefits section of this prospectus.

Excel Performance VUL                  42                                     UC

DEFINED TERMS
--------------------------------------------------------------------------------
Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the loan account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the loan account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value, minus the Surrender Charge, minus any Policy Debt.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our general account.

Insured means the person shown on the policy schedule upon whose life this policy is issued.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured's age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured's age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Minimum No-Lapse Premium means the amount that must be paid on a cumulative basis to keep this Policy in force during the minimum no-lapse period as shown on the Policy schedule.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Excel Performance VUL                  43                                     UC

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Debt means the sum of all unpaid Policy loans and accrued interest on Policy loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

Surrender Charge means the charge subtracted from the Account Value on the Surrender of this Policy.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Union Central means The Union Central Life Insurance Company.

Written Notice means information we have received at the Service Center, P.O. Box 82550, Lincoln, NE 68501 (or Union Central, 1876 Waycross Road, Cincinnati, Ohio 45240), fax 1-513-595-2218. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. The Insured may or may not be the Owner.
--------------------------------------------------------------------------------

Excel Performance VUL                  44                                     UC

                                    THANK YOU
                         for reviewing this prospectus.
         You should also review the fund prospectuses for the portfolio underlying each Subaccount variable Investment Option you wish to select.

                             IF YOU HAVE QUESTIONS,
             wish to request a Statement of Additional Information,
               or inquire about a Policy, including a personalized
               illustration (without charge), contact your sales
                  representative, or write or telephone us at:

                    The Union Central Life Insurance Company
                           Home Office/Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                       or
                    The Union Central Life Insurance Company
                               1876 Waycross Road
                             Cincinnati, Ohio 45240

                       Toll-Free Telephone: 1-800-319-6902
                               Fax: 1-513-595-2218
                 Interfund Transfer Request Fax: 1-402-467-7923
                         Internet: www.unioncentral.com

                           REMEMBER, THE CORRECT FORM
is important for us to process your Policy elections and changes accurately. Many service forms can be found in the "Products & Services" section of our Internet site. Or, call us at our toll-free number and we will send you the form you need.

         ILLUSTRATIONS

         Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

         STATEMENT OF ADDITIONAL INFORMATION;
         REGISTRATION STATEMENT

         A Statement of Additional Information ("SAI") dated May 1, 2010 contains other information about the Separate Account and the Policy. You may obtain a copy by calling our toll-free telephone number, at the left. Within three Business Days after we receive your request for an SAI, we will send your copy, without charge, by first class mail or email. Information about the Separate Account (including the SAI), is available on the SEC's Internet site (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-151914"), or can be reviewed and, for a fee, copied at or ordered from the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. 20549-0102. (You may direct questions to the SEC at 202-551-8090.)

         REPORTS TO YOU

         We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Debt. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account, the annual report will also be the only confirmation you have of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Debt, transfers between Investment Options, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive additional periodic reports that the SEC may require.

Excel Performance VUL        Last Page             SEC Registration #: 811-09076

                              CARILLON LIFE ACCOUNT

                                       of

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

              5900 "O" Street, Lincoln, Nebraska 68510 402-467-1122


                       STATEMENT OF ADDITIONAL INFORMATION
                              Excel Performance VUL
                              Excel Accumulator VUL
                                Excel Choice VUL
                            Excel Executive Edge VUL

                                May 1, 2010

This Statement of Additional Information ("SAI") is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Life Account's ("CLA") current Prospectus for the Excel Performance VUL, dated May 1, 2010, which may be obtained by calling The Union Central Life Insurance Company ("we," "our" or "Union Central") at 800-319-6902, or writing to our administrative offices at 1876 Waycross Road, Cincinnati, Ohio 45240.

                                TABLE OF CONTENTS

TABLE OF CONTENTS.......................................................................1
   General Information and History......................................................2
   Multiple Beneficiaries...............................................................2
   Additional Information about Operation of Policies and Carillon Life Account.........2
   Reports to Policy Owners.............................................................2
   Assignment...........................................................................3
   Services.............................................................................3
   Distribution of the Policies.........................................................3
   Custody of Assets and Administrative Services........................................6
   Independent Auditors and Independent Registered Public Accounting Firm...............6
   Underwriting Procedure...............................................................6
   Asset Allocation Program.............................................................7
   Licensing Agreement..................................................................9

Financial Statements of Carillon Life Account and of Union Central follow Page 9 of this Statement of Additional Information.

General Information and History

Union Central, 5900 "O" Street, Lincoln, Nebraska 68510 is a Nebraska stock life insurance company, organized in 1867 under the laws of Ohio. Effective April 22, 2009, Union Central transferred its domicile from Ohio to Nebraska. Administrative offices for Union Central remain at 1876 Waycross Road, Cincinnati, Ohio 45240. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia. The policy is issued by Union Central.

Union Central is a wholly owned subsidiary of Ameritas Life Insurance Corp. ("Ameritas"), which is also a Nebraska stock life insurance company. Ameritas is wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. "UNIFI Companies" is a marketing name for the subsidiaries of UNIFI. The UNIFI Companies are a diversified family of financial services businesses. For a complete list of the UNIFI Companies and their products and services, visit the UNIFI Companies' website at www.unificompanies.com. Each UNIFI company is solely responsible for its own financial condition and contractual obligations.

Carillon Life Account was initially established under Ohio law on July 10, 1995; concurrent with Union Central's redomestication on April 22, 2009, the separate account became established and is maintained under Nebraska law. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and is a separate account within the meaning of the federal securities laws.

Multiple Beneficiaries

When policies have multiple beneficiaries, we provide each beneficiary with payment option information, as described in the prospectus. Generally, death benefits are paid in a lump sum as described in the prospectus. Unless the owner of the policy made an election as to how the beneficiaries would be paid, each beneficiary can make his or her own election as to payment of proceeds. The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If part or all of the death benefit is paid in one sum, we will pay interest on this sum as required by applicable state law from the date of the insured's death to the date of payment to each beneficiary.

Additional Information about Operation of Policies and Carillon Life Account

Carillon Life Account has participation agreements with the various fund companies for the portfolios underlying the subaccount investment options in the policy. These agreements describe the rights and responsibilities of Union Central, Ameritas Investment Corp., the principal underwriter, which is an affiliate of Union Central, and the applicable fund family as they relate to the use of the portfolios in the policy. The participation agreements are filed as exhibits to the registration statement.

Reports to Policy Owners

Each year you will be sent a report at your last known address showing, as of the end of the current report period: account value; cash value; death benefit; amount of interest credited to the guaranteed account; change in value of the variable account; premiums paid since the last report; loans; partial cash surrenders; expense charges; and cost of insurance charges since the prior report; and any other

Carillon Life Account SAI              2
information required by law. You will receive similar reports each calendar quarter as well. You will also be sent an annual and a semi-annual report for each portfolio underlying a subaccount to which you have allocated account value, including a list of the securities held in each portfolio, as required by the 1940 Act. In addition, when you pay premium payments, or if you take out a loan, transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of premium payments automatically deducted from your checking account, Portfolio Rebalancing, Dollar Cost Averaging, and Earnings Sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

Assignment

You may assign your policy in accordance with its terms. In order for any assignment to be binding on us, it must be in writing and filed at the home office. Once we have received a signed copy of the assignment, your rights and the interest of any beneficiary (or any other person) will be subject to the assignment. We assume no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any policy debt.

Services

Affiliates fo Union Central provide administrative services to Union Central relating to policies offered by its separate accounts, including Carillon Life Account (the "Registrant"). These services are provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Union Central. The Agreement is not an agreement of or an expense to the Registrant. For the services provided to Union Central relating to the Registrant and its variable life insurance policies under the terms of the Agreement, Union Central paid the following amounts to the listed affiliates in teh last three years:

                                   -------------- -------------- --------------
AFFILIATE:              YEAR:           2007           2008           2009
-------------------------------------------------------------------------------
Ameritas Life Insurance Corp.        $301,242       $590,589       $1,176,424
-------------------------------------------------------------------------------
Acacia Life Insurance Company         $39,921       $149,458         $122,786
-------------------------------------------------------------------------------

The Depositor is also entering into an agreement with its affiliate, Summit Investment Advisors, Inc., for the purpose fo developing and providing ongoing evaluation and other services for the Asset Allocation Program. No payments have yet been made for services to be performed under this agreement.

Matters of state and federal law pertaining to the policies have been reviewed by the UNIFI legal staff.

Distribution of the Policies

We offer the policies to the public on a continuous basis through the Distributor. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

The principal underwriter for the policies is Ameritas Investment Corp. ("AIC" or the "Distributor"), 5900 "O" Street, Lincoln, Nebraska. Carillon Investments, Inc. ("CII"), formerly a wholly-owned subsidiary of Union Central, was the underwriter for the policies prior to CII's merger with and into AIC on July 1, 2006. The Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Investments Regulatory Authority ("FINRA"). The Distributor offers the policies through its sales representatives. We and the Distributor also may enter into selling agreements with other broker-dealers, which are members of

Carillon Life Account SAI              3

FINRA, for sales of the policies through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

Commissions paid on the policy, as well as other incentives or payments, are not charged directly to the policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the policy.

AIC received sales compensation with respect to the Policies issued under this separate account in the following amounts during the periods indicated:

                                                                              2007           2008           2009
                                                               YEAR:          ----           ----           ----
----------------------------------------------------------------------- --------------- -------------- ---------------
Variable life insurance commission paid to AIC that was paid to other     $5,058,076      $4,828,881     $2,741,655
broker-dealers and representatives (not kept by AIC).
----------------------------------------------------------------------- --------------- -------------- ---------------
Variable life insurance commission earned and kept by AIC.                        $0              $0           $177
----------------------------------------------------------------------- --------------- -------------- ---------------
Fees we paid to AIC for variable life insurance Principal Underwriter             $0              $0             $0
services.
----------------------------------------------------------------------------------------------------------------------

We pay commissions for the sale of the policies. Because sales representatives of the Distributor are also insurance agents for Union Central, Ameritas and/or Acacia Life Insurance Company ("UNIFI Companies"), they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that UNIFI Companies offer. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the policies may help sales representatives qualify for such benefits. Sales representatives may receive other payments from UNIFI Companies for services that do not directly involve the sale of the policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's sales representatives who meet certain UNIFI Companies productivity, persistency and length of service standards may be eligible for additional compensation. These benefits, programs or payments do not result in any additional charges under the Policy other than those described in the prospectus' CHARGES section.

For the Excel Performance VUL, if the Accounting Benefit Rider ("ABR") is not selected, the maximum commissions payable are: 105% of premiums up to the target premium and 4% of premiums above that amount paid in the first policy year; 4% of premium paid in policy years 2 through 10; and 2% of premium paid thereafter as a service fee. If the ABR is selected, the maximum commissions payable are:
105% of first-year premium allocated to the base policy up to the base policy target premium; 35% of first-year premium allocated to the ABR up to the ABR target premium; 4% of first-year premium in excess of the sum of the base and ABR target premiums; 25% of premium allocated to the ABR up to the ABR target premium in each of policy years 2 through 5; 4% of premium on any additional premium paid in each of policy years 2 through 5; 4% of premium paid in policy years 6 through 10; and 2% of premium paid thereafter as a service fee. The Supplemental Coverage Rider ("SCR") does not affect target premium and does not have premiums allocated to it. For an increase in specified amount, we will pay first-year commission on any increase in planned periodic premium that occurs during the policy year of the increase in specified amount. Substandard risks and riders, to the extent they affect target

Carillon Life Account SAI              4
premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, in an amount of 0.25%.

For the Excel Accumulator VUL (not available for new sales), if the ABR is not selected, the maximum commissions payable are: 50% of premiums up to the target premium and 2% of premiums above that amount paid in the first policy year; 2% of premium paid in policy years 2 through 10; and 2% of premium paid thereafter as a service fee. If the ABR is selected, premium paid in the first policy year is allocated to the base policy and the ABR in proportion to the base and ABR specified amounts. The maximum commissions payable in the first policy year are:
50% of first-year premium allocated to the base policy up to the base policy target premium; 15% of first-year premium allocated to the ABR up to the ABR target premium; and 2% of first-year premium in excess of the sum of the base and ABR target premiums. The SCR does not affect target premium and does not have premiums allocated to it. For an increase in specified amount, we will pay first-year commission on any increase in planned periodic premium that occurs during the policy year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, in an amount of 0.20%.

For the Excel Choice (not available for new sales), the maximum commissions payable are: 50% of premiums up to the target premium and 2% of premiums above that amount paid in the first policy year; 2% of premium paid in Policy years 2 through 10; and 2% of premium paid thereafter as a service fee. A "target premium" is an amount of premium based on the insured's age at issue, sex, rate class, specified amount, and supplemental and/or rider benefits. For each premium received following an increase in specified amount, a first-year commission on such premiums will be paid up to the target premium for the increase in the year in which the increase occurs; the commission will be calculated as described above, with each increase in specified amount beginning its own commission schedule. Substandard risks do not affect target premiums, and have no effect on commissions; riders, to the extent they affect target premiums, may result in additional compensation.

For the Excel Executive Edge (not available for new sales), the maximum commissions payable are: 50% of premiums up to the target premium and 2% of premiums above that amount paid in the first policy year; 2% of premium paid in Policy years 2 through 10; and 2% of premium paid thereafter as a service fee. In addition, selling agents may be paid a maximum of 15% of planned periodic premiums attributed to the ABR specified amount paid up to an amount equal to one "target premium." A "target premium" is an amount of premium based on the insured's age at issue, sex, rate class, specified amount, and supplemental and/or rider benefits. ART specified amount does not have planned periodic premiums attributable to it. For each premium received following an increase in specified amount, a first-year commission on such premiums will be paid up to the target premium for the increase in the year in which the increase occurs; the commission will be calculated as described above, with each increase in specified amount beginning its own commission schedule. Substandard risks do not affect target premiums, and have no effect on commissions; riders, to the extent they affect target premiums, may result in additional compensation.

Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

We may pay certain broker-dealers an additional bonus after the first policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular policy year. These broker-dealers may share the bonus or other additional compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses.

Carillon Life Account SAI              5

Some funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows Class 12b-1 shares of the portfolios to pay fees out of portfolio assets to those who sell and distribute portfolio shares. The Distributor receives .25% from Franklin Templeton Variable Insurance Products Trust Franklin Income Securities Fund, Class 2, T. Rowe Price Equity Series, Inc. T. Rowe Price Blue Chip Growth Portfolio-II and T. Rowe Price Equity Income Portfolio-II, PIMCO Total Return Portfolio, Administrative Class, and Ivy Funds VIP Science and Technology Portfolio. In addition to 12b-1 fees, some portfolios pay annual revenue sharing of between .05% and .25% of subaccount assets for our providing various shareholder support and marketing services.

Custody of Assets and Administrative Service

Title to the assets of Carillon Life Account is held by Union Central. Records are maintained of all purchases and redemptions of portfolio shares held by each of the subaccounts. Our sole owner, Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510, maintains physical possession of all accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules under that section under a General Administrative Services Agreement among the UNIFI Companies.

Independent Auditors and Independent Registered Public Accounting Firm

The balance sheets - statutory basis of The Union Central Life Insurance Company, a wholly owned subsidiary of Ameritas Life Insurance Corp., which is an indirect wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2009 and 2008, and the related summary of operations and changes in capital and surplus - statutory basis and cash flows - statutory basis for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in accounting and reporting for the admissibility of deferred tax assets) and the statements of net assets of each of the subaccounts of Carillon Life Account as of December 31, 2009, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the four years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Underwriting Procedure

The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For the Excel Performance VUL, guaranteed cost of insurance rates are based on the gender-distinct, smoker-distinct 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. For all other policies, the guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

Carillon Life Account SAI              6

If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

Actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

Asset Allocation Program

The Service
Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Summit Investment Advisors, Inc. ("SIA"), a registered investment advisor, which, like Ameritas, is wholly owned by AHC and ultimately by UNIFI. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models
Development of the Program models is a two-step process. First, SIA performs an optimization analysis to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. SIA may also choose passively managed index investment options to optimize returns for a given risk profile. SIA's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, SIA looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. SIA avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

Carillon Life Account SAI              7

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest. AIC and SIA may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models. Neither AIC nor we dictate to SIA the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by

Carillon Life Account SAI              8

CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

Licensing Agreement

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Carillon Life Account SAI              9

Carillon Life Account SAI              10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors
The Union Central Life Insurance Company
Cincinnati, Ohio


We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise the Carillon Life Account (the "Account") as of December 31, 2009 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the two years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights per Note 5 for the year ended December 31, 2005, was audited by other auditors whose report dated March 31, 2006, expressed an unqualified opinion on that statement.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Carillon Life Account as of December 31, 2009, the results of operations for the period then ended, the changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the four years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 11, 2010

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS
INVESTMENTS AT FAIR VALUE:

     The Alger American Fund (Alger):
     --------------------------------
        Alger Capital Appreciation Portfolio, Class O (Capital App) -
            33,841.289 shares at $45.92 per share (cost $1,421,255)                              $       1,553,992
        Alger MidCap Growth Portfolio, Class O (Mid Cap) -
            172,950.863 shares at $10.68 per share (cost $2,768,287)                                     1,847,115
        Alger Balanced Portfolio, Class O (Balanced) -
            8.328 shares at $10.79 per share (cost $79)                                                         90
     American Century Investments (American Century):
     ------------------------------------------------
        American Century VP Income & Growth Fund Portfolio, Class I (Income & Growth) -
            231,085.939 shares at $5.38 per share (cost $1,539,964)                                      1,243,242
        American Century VP Value Fund Portfolio, Class I (Value) -
            757,338.165 shares at $5.28 per share (cost $5,249,586)                                      3,998,746
        American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
            10,430.476 shares at $12.12 per share (cost $115,757)                                          126,417
        American Century VP International Fund Portfolio, Class I (International) -
            68,852.155 shares at $7.73 per share (cost $591,791)                                           532,227
     DWS Variable Series I (Scudder):
     --------------------------------
        DWS Capital Growth VIP Portfolio, Class A (Capital Growth) -
            246,267.760 shares at $16.93 per share (cost $4,014,624)                                     4,169,313
        DWS International VIP Portfolio, Class A (International) -
            579,071.389 shares at $8.26 per share (cost $5,568,066)                                      4,783,130
     DWS Variable Series II (Scudder):
     ---------------------------------
        DWS Money Market VIP Portfolio, Class A (Money Market) -
            6,631,173.150 shares at $1.00 per share (cost $6,631,173)           $     6,631,173
                Dividends Receivable                                                         82
                                                                               -----------------
                   Total                                                                                6,631,255
        DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
            69,858.962 shares at $10.04 per share (cost $633,212)                                          701,384
        DWS Global Thematic VIP Portfolio, Class A (Global) -
            34,465.583 shares at $8.24 per share (cost $317,663)                                           283,996
     Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
     --------------------------------------------------------------------------
        Templeton Growth Securities Fund Portfolio, Class 2 (Growth Securities) -
            14,889.360 shares at $10.40 per share (cost $170,487)                                          154,849
        Templeton Foreign Securities Fund Portfolio, Class 2 (Foreign Securities) -
            226,352.700 shares at $13.45 per share (cost $3,218,540)                                     3,044,444
        Franklin Income Securities Fund Portfolio, Class 2 (Income) -
            0.000 shares at $14.12 per share (cost $0)                                                        ----
     AIM Variable Insurance Funds (AIM):
     -----------------------------------
        AIM V.I. Basic Balance Fund Portfolio, Series I (Balance) -
            1,376.239 shares at $8.69 per share (cost $15,799)                                              11,960

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     AIM Variable Insurance Funds (AIM),(continued):
     -----------------------------------------------
        AIM V.I. Basic Value Fund Portfolio, Series I (Basic Value) -
            20,134.496 shares at $5.98 per share (cost $151,985)                                 $         120,404
        AIM V.I. Capital Appreciation Fund Portfolio, Series I (Capital Appreciation) -
            168,122.981 shares at $20.33 per share (cost $3,780,835)                                     3,417,940
        AIM V.I. International Growth Fund Portfolio, Series I (Intl Growth) -
            10,774.313 shares at $26.01 per share (cost $240,305)                                          280,240
        AIM V.I. Global Real Estate Fund Portfolio, Series I (Global) -
            38,653.634 shares at $12.14 per share (cost $378,124)                                          469,255
        AIM V.I. Small Cap Equity Fund Portfolio, Series I (Small Cap) -
            0.000 shares at $12.86 per share (cost $0)                                                        ----
     The Universal Institutional Funds, Inc. (Van Kampen):
     -----------------------------------------------------
        UIF Core Plus Fixed Income Portfolio, Class I (Core+Fixed) -
            62,135.250 shares at $9.93 per share (cost $664,162)                                           617,003
        UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
            137,380.073 shares at $10.15 per share (cost $2,166,479)                                     1,394,408
        UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
            61,215.113 shares at $13.01 per share (cost $794,050)                                          796,409
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
     --------------------------------------------------------------
        Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
            7,763.384 shares at $12.26 per share (cost $98,624)                                             95,179
        Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
            113,400.723 shares at $15.98 per share (cost $1,720,959)                                     1,812,144
     MFS Variable Insurance Trust (MFS):
     -----------------------------------
        MFS VIT Growth Series Portfolio, Initial Class (Growth) -
            238,152.416 shares at $21.43 per share (cost $3,925,895)                                     5,103,606
        MFS VIT Investor Trust Series Portfolio, Initial Class (Investor Trust) -
            243,684.120 shares at $18.24 per share (cost $4,389,224)                                     4,444,798
        MFS VIT New Discovery Series Portfolio, Initial Class (New Discovery) -
            164,200.384 shares at $13.43 per share (cost $2,201,713)                                     2,205,211
        MFS VIT Total Return Series Portfolio, Initial Class (Total Return) -
            219,905.773 shares at $17.48 per share (cost $4,182,254)                                     3,843,953
        MFS VIT High Income Series Portfolio, Initial Class (High Income) -
            322,135.359 shares at $8.25 per share (cost $2,875,343)                                      2,657,617
        MFS VIT Research International Series Portfolio, Initial Class (Research) -
            159,312.150 shares at $11.40 per share (cost $1,851,950)                                     1,816,159
        MFS VIT Utilities Series Portfolio, Initial Class (Utilities) -
            1,174.369 shares at $22.92 per share (cost $27,100)                                             26,917
        MFS VIT Value Series Portfolio, Initial Class (Value) -
            0.000 shares at $11.80 per share (cost $0)                                                        ----

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Oppenheimer Variable Account Funds (Oppenheimer):
     -------------------------------------------------
        Oppenheimer Capital Appreciation Fund/VA Portfolio,
        Non-Service Shares (Cap App) -
            6,492.975 shares at $36.94 per share (cost $239,302)                                 $         239,851
        Oppenheimer Global Securities Fund/VA Portfolio,
        Non-Service Shares (Global Securities) -
            142,247.627 shares at $26.50 per share (cost $4,009,356)                                     3,769,562
        Oppenheimer Main Street Fund/VA Portfolio,
        Non-Service Shares (Growth & Income) -
            154,287.563 shares at $18.18 per share (cost $2,936,665)                                     2,804,948
     Seligman Portfolios, Inc. (Seligman):
     -------------------------------------
        Seligman Communications and Information Portfolio, Class 2 (Comm & Info) -
            20,881.589 shares at $19.54 per share (cost $308,477)                                          408,026
        Seligman Smaller-Cap Value Portfolio, Class 2 (Smaller Cap) -
            565,984.837 shares at $6.17 per share (cost $5,367,172)                                      3,492,126
     Summit Mutual Funds, Inc., Summit Pinnacle Series (Summit):
     -----------------------------------------------------------
        Summit EAFE International Index Portfolio - Class I (EAFE Intl.) -
            42,739.007 shares at $70.89 per share (cost $3,509,037)                                      3,029,768
        Summit Barclays Capital Aggregate Bond Index Portfolio (Barclays) -
            38,614.759 shares at $50.82 per share (cost $1,942,351)                                      1,962,402
        Summit S&P 500 Index Portfolio (S&P 500) -
            295,867.001 shares at $71.52 per share (cost $22,433,177)                                   21,160,408
        Summit Nasdaq-100 Index Portfolio (Nasdaq 100) -
            127,642.271 shares at $25.51 per share (cost $2,577,175)                                     3,256,154
        Summit Russell 2000 Small Cap Index Portfolio - Class I (Russell) -
            86,737.895 shares at $50.19 per share (cost $4,773,745)                                      4,353,375
        Summit S&P MidCap 400 Index Portfolio - Class I (Midcap 400) -
            164,739.828 shares at $54.66 per share (cost $9,131,194)                                     9,004,679
        Summit Zenith Portfolio (Zenith) -
            113,099.209 shares at $60.76 per share (cost $8,674,870)                                     6,871,908
        Summit Balanced Index Portfolio (Balanced) -
            17,900.249 shares at $45.42 per share (cost $782,345)                                          813,029
        Summit Natural Resources Portfolio (Natural Resources) -
            22,903.613 shares at $47.61 per share (cost $1,009,003)                                      1,090,441
        Summit Inflation Protection Plus Portfolio (Inflation) -
            16,215.079 shares at $53.29 per share (cost $854,654)                                          864,102
        Summit Lifestyle EFT Market Strategy Aggressive Portfolio (Aggressive) -
            141.394 shares at $43.28 per share (cost $5,520)                                                 6,120

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Summit Mutual Funds, Inc., Summit Pinnacle Series (Summit), continued:
     ----------------------------------------------------------------------
        Summit Lifestyle EFT Market Strategy Conservative Portfolio (Conservative) -
            680.539 shares at $48.43 per share (cost $31,216)                                    $          32,959
        Summit Lifestyle EFT Market Strategy Target Portfolio (Target) -
            298.197 shares at $44.46 per share (cost $14,003)                                               13,258
     Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
     -----------------------------------------------------------
        Income Portfolio (Income) -
            272,584.852 shares at $15.34 per share (cost $3,886,841)                                     4,181,452
        Social Equity Portfolio (Social Equity) -
            37.089 shares at $16.51 per share (cost $577)                                                      612
        Social Balanced Portfolio (Balanced) -
            0.000 shares at $1.533 per share (cost $0)                                                        ----
        Social International Equity Portfolio (International) -
            0.000 shares at $11.03 per share (cost $0)                                                        ----
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
     -------------------------------------------------------------
        Ameritas Core Strategies Portfolio (Core Strat) -
            132,563.917 shares at $16.45 per share (cost $2,112,980)                                     2,180,676
        Ameritas MidCap Growth Portfolio (Growth) -
            0.000 shares at $22.14 per share (cost $0)                                                        ----
        Ameritas MidCap Value Portfolio (Value) -
            0.000 shares at $13.56 per share (cost $0)                                                        ----
        Ameritas Money Market Portfolio (Money Market) -
            0.000 shares at $1.00 per share (cost $0)                                                         ----
        Ameritas Small Capitalization Portfolio (Small Cap) -
            9,547.805 shares at $31.76 per share (cost $243,766)                                           303,238
        Ameritas Small Company Equity Portfolio (Small Co.) -
            0.000 shares at $15.57 per share (cost $0)                                                        ----
     Fidelity Variable Insurance Products (Fidelity):
     ------------------------------------------------
        Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
            44,577.008 shares at $20.62 per share (cost $945,589)                                          919,178
        Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity Inc. SC2) -
            10,135.921 shares at $16.81 per share (cost $180,374)                                          170,385
        Fidelity VIP High Income Portfolio, Service Class 2 (High Inc. SC2) -
            177,115.167 shares at $5.29 per share (cost $924,465)                                          936,939
        Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Bond IC) -
            0.000 shares at $12.48 per share (cost $0)                                                        ----
        Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
            19,876.593 shares at $25.54 per share (cost $431,625)                                          507,648

The accompanying notes are an integral part of these financial statements.

                                      FS-5

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Fidelity Variable Insurance Products (Fidelity), continued:
     -----------------------------------------------------------
        Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
            0.000 shares at $15.05 per share (cost $0)                                           $            ----
        Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
            0.000 shares at $11.11 per share (cost $0) ----
     Third Avenue Variable Series Trust (Third Avenue):
     --------------------------------------------------
        Third Avenue Value Portfolio (Value) -
            69,840.500 shares at $13.53 per share (cost $1,206,474)                                        944,942
     T. Rowe Price Equity Series, Inc. (T. Rowe):
     --------------------------------------------
        T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
            257,481.129 shares at $9.50 per share (cost $2,376,989)                                      2,446,071
        T. Rowe Price Equity Income Portfolio-II (Equity Income) -
            0.000 shares at $17.61 per share (cost $0)                                                        ----
     PIMCO Variable Insurance Trust (Pimco):
     ---------------------------------------
        PIMCO Total Return Portfolio, Administrative Class (Total Return) -
            180,986.341 shares at $10.82 per share (cost $1,971,497)                                     1,958,272
     Ivy Funds Variable Insurance Portfolios, Inc. (Ivy):
     ----------------------------------------------------
        Ivy Funds VIP Science and Technology Portfolio (Science) -
            0.000 shares at $15.2964 per share (cost $0)                                                      ----
                                                                                                --------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                              $     135,905,932
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Alger
                                                                              --------------------------------------

                                                                                 Capital App
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (7,632)
                                                                              ------------------
Net investment income(loss)                                                              (7,632)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (53,543)
                                                                              ------------------
Net realized gain(loss)                                                                 (53,543)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          573,042
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        511,867
                                                                              ==================


                                                                                           Capital App
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (7,632)  $         (8,212)
   Net realized gain(loss)                                                              (53,543)           (12,632)
   Net change in unrealized appreciation/depreciation                                   573,042           (704,335)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      511,867           (725,179)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  263,974            302,113
   Transfers between subaccounts (including fixed account), net                         (14,473)           237,642
   Transfers for policyowner benefits and terminations                                 (176,077)          (120,743)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     73,424            419,012
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  585,291           (306,167)
Net assets at beginning of period                                                       968,701          1,274,868
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,553,992   $        968,701
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.

                                      FS-7

                                   Alger                                                American Century
----------------------------------------------------------------------------- --------------------------------------
                                                                                    Income &
     Mid Cap                                Balanced                                Growth
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $           ----                       $              2                       $         51,017
          (11,076)                                  ----                                 (7,378)
-------------------                    -------------------                    -------------------
          (11,076)                                     2                                 43,639
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
         (545,067)                                     6                                (66,411)
-------------------                    -------------------                    -------------------
         (545,067)                                     6                                (66,411)
-------------------                    -------------------                    -------------------

        1,225,943                                     10                                206,452
-------------------                    -------------------                    -------------------


 $        669,800                       $             18                       $        183,680
===================                    ===================                    ===================


               Mid Cap                               Balanced                            Income & Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008                2009               2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (11,076)   $        (13,372)  $              2    $           ----   $         43,639   $         17,579
         (545,067)            619,104                  6                ----            (66,411)           134,745
        1,225,943          (2,539,483)                10                ----            206,452           (696,472)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          669,800          (1,933,751)                18                ----            183,680           (544,148)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          437,967             637,569                102                ----            230,605            299,068
         (477,117)             19,907                 21                ----            (51,833)          (115,174)
         (289,596)           (310,695)               (51)               ----           (177,037)          (193,890)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (328,746)            346,781                 72                ----              1,735             (9,996)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          341,054          (1,586,970)                90                ----            185,415           (554,144)
        1,506,061           3,093,031               ----                ----          1,057,827          1,611,971
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      1,847,115    $      1,506,061   $             90    $           ----   $      1,243,242   $      1,057,827
=================== ================== =================== ================== =================== ==================

                                      FS-8

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                        American Century
                                                                              --------------------------------------

                                                                                    Value
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        201,501
   Mortality and expense risk charge                                                    (24,420)
                                                                              ------------------
Net investment income(loss)                                                             177,081
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (297,011)
                                                                              ------------------
Net realized gain(loss)                                                                (297,011)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          762,898
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        642,968
                                                                              ==================


                                                                                              Value
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        177,081   $         81,036
   Net realized gain(loss)                                                             (297,011)           289,706
   Net change in unrealized appreciation/depreciation                                   762,898         (1,765,715)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      642,968         (1,394,973)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  578,270            780,033
   Transfers between subaccounts (including fixed account), net                        (229,440)          (306,286)
   Transfers for policyowner benefits and terminations                                 (572,290)          (879,230)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                  (223,460)          (405,483)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  419,508         (1,800,456)
Net assets at beginning of period                                                     3,579,238          5,379,694
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      3,998,746   $      3,579,238
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                      FS-9

                              American Century                                               Scudder
----------------------------------------------------------------------------- --------------------------------------
     Mid Cap
      Value                              International                          Capital Growth
-------------------                    -------------------                    -------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    -------------------

 $         10,830                       $          7,167                       $         48,551
           (1,277)                                (2,937)                               (17,277)
-------------------                    -------------------                    -------------------
            9,553                                  4,230                                 31,274
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
          (46,481)                               (16,366)                               (59,862)
-------------------                    -------------------                    -------------------
          (46,481)                               (16,366)                               (59,862)
-------------------                    -------------------                    -------------------

           75,565                                133,800                                908,118
-------------------                    -------------------                    -------------------


 $         38,637                       $        121,664                       $        879,530
===================                    ===================                    ===================


            Mid Cap Value                          International                         Capital Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008                2009               2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          9,553    $           (880)  $          4,230    $           (188)  $         31,274   $         24,983
          (46,481)             (5,518)           (16,366)             15,490            (59,862)            54,242
           75,565             (64,906)           133,800            (228,483)           908,118         (1,896,326)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           38,637             (71,304)           121,664            (213,181)           879,530         (1,817,101)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           46,127              65,480            171,305             198,693            551,264            649,555
         (232,388)            339,995             14,487              49,330            (90,882)          (319,015)
          (32,196)            (27,934)           (79,790)            (67,269)          (698,114)          (800,643)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (218,457)            377,541            106,002             180,754           (237,732)          (470,103)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (179,820)            306,237            227,666             (32,427)           641,798         (2,287,204)
          306,237                ----            304,561             336,988          3,527,515          5,814,719
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        126,417    $        306,237   $        532,227    $        304,561   $      4,169,313   $      3,527,515
=================== ================== =================== ================== =================== ==================

                                     FS-10

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                             Scudder
                                                                              --------------------------------------

                                                                                International
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        183,672
   Mortality and expense risk charge                                                    (20,882)
                                                                              ------------------
Net investment income(loss)                                                             162,790
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (258,523)
                                                                              ------------------
Net realized gain(loss)                                                                (258,523)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        1,304,619
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,208,886
                                                                              ==================


                                                                                          International
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        162,790   $         54,002
   Net realized gain(loss)                                                             (258,523)         1,265,329
   Net change in unrealized appreciation/depreciation                                 1,304,619         (5,205,804)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,208,886         (3,886,473)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  548,451            692,532
   Transfers between subaccounts (including fixed account), net                        (209,750)           (40,295)
   Transfers for policyowner benefits and terminations                                 (743,622)          (995,921)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                  (404,921)          (343,684)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  803,965         (4,230,157)
Net assets at beginning of period                                                     3,979,165          8,209,322
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,783,130   $      3,979,165
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-11

                                                    Scudder
--------------------------------------------------------------------------------------------------------------------
      Money
      Market                               Mid Value                                Global
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $         21,854                       $          7,516                       $          3,497
          (44,537)                                (3,216)                                (1,638)
-------------------                    -------------------                    ------------------
          (22,683)                                 4,300                                  1,859
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
             ----                                 (1,659)                               (16,423)
-------------------                    -------------------                    ------------------
             ----                                 (1,659)                               (16,423)
-------------------                    -------------------                    ------------------

             ----                                157,888                                101,527
-------------------                    -------------------                    ------------------


 $        (22,683)                      $        160,529                       $         86,963
===================                    ===================                    ==================


            Money Market                             Mid Value                               Global
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (22,683)   $        106,272   $          4,300   $           (865)   $          1,859   $           (960)
             ----                ----             (1,659)            (4,353)            (16,423)           (11,164)
             ----                ----            157,888            (89,716)            101,527           (135,194)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (22,683)            106,272            160,529            (94,934)             86,963           (147,318)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,645,167           3,684,722            145,357             62,973              26,102             26,238
          128,794          (1,376,794)           160,024            357,385               3,479            325,599
       (1,664,502)         (1,213,933)           (65,284)           (24,666)            (26,197)           (10,870)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          109,459           1,093,995            240,097            395,692               3,384            340,967
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           86,776           1,200,267            400,626            300,758              90,347            193,649
        6,544,479           5,344,212            300,758               ----             193,649               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      6,631,255    $      6,544,479   $        701,384   $        300,758    $        283,996   $        193,649
=================== ================== =================== ================== =================== ==================

                                     FS-12

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                       Franklin Templeton
                                                                              --------------------------------------
                                                                                   Growth
                                                                                 Securities
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          3,343
   Mortality and expense risk charge                                                       (807)
                                                                              ------------------
Net investment income(loss)                                                               2,536
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        (7,983)
                                                                              ------------------
Net realized gain(loss)                                                                  (7,983)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           37,484
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         32,037
                                                                              ==================


                                                                                        Growth Securities
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          2,536   $            892
   Net realized gain(loss)                                                               (7,983)             2,780
   Net change in unrealized appreciation/depreciation                                    37,484            (55,390)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       32,037            (51,718)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   56,950             56,935
   Transfers between subaccounts (including fixed account), net                           4,823            (13,425)
   Transfers for policyowner benefits and terminations                                  (20,874)           (19,903)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                    40,899             23,607
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   72,936            (28,111)
Net assets at beginning of period                                                        81,913            110,024
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        154,849   $         81,913
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-13

                             Franklin Templeton                                                AIM
----------------------------------------------------------------------------- --------------------------------------
     Foreign
    Securities                               Income                                Balance
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $         97,756                       $           ----                       $            550
          (16,499)                                  ----                                    (81)
-------------------                    -------------------                    ------------------
           81,257                                   ----                                    469
-------------------                    -------------------                    ------------------


          120,598                                   ----                                   ----
         (209,398)                                  ----                                 (1,008)
-------------------                    -------------------                    ------------------
          (88,800)                                  ----                                 (1,008)
-------------------                    -------------------                    ------------------

          848,865                                   ----                                  3,650
-------------------                    -------------------                    ------------------


 $        841,322                       $           ----                       $          3,111
===================                    ===================                    ==================


         Foreign Securities                           Income                                 Balance
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         81,257    $         95,442   $           ----   $           ----    $            469   $            556
          (88,800)            743,176               ----               ----              (1,008)            (2,040)
          848,865          (3,294,278)              ----               ----               3,650             (6,661)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          841,322          (2,455,660)              ----               ----               3,111             (8,145)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


              415             366,629               ----               ----                 (16)             5,038
         (257,765)         (1,853,725)              ----               ----                (126)            (8,261)
         (320,674)         (1,129,648)              ----               ----              (1,610)            (5,411)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (578,024)         (2,616,744)              ----               ----              (1,752)            (8,634)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          263,298          (5,072,404)              ----               ----               1,359            (16,779)
        2,781,146           7,853,550               ----               ----              10,601             27,380
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      3,044,444    $      2,781,146   $           ----   $           ----    $         11,960   $         10,601
=================== ================== =================== ================== =================== ==================

                                     FS-14

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                               AIM
                                                                              --------------------------------------

                                                                                 Basic Value
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          1,669
   Mortality and expense risk charge                                                       (671)
                                                                              ------------------
Net investment income(loss)                                                                 998
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        (6,653)
                                                                              ------------------
Net realized gain(loss)                                                                  (6,653)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           41,685
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         36,030
                                                                              ==================


                                                                                           Basic Value
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            998   $            247
   Net realized gain(loss)                                                               (6,653)            14,520
   Net change in unrealized appreciation/depreciation                                    41,685            (69,910)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       36,030            (55,143)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   39,219             46,575
   Transfers between subaccounts (including fixed account), net                          (2,154)            (8,835)
   Transfers for policyowner benefits and terminations                                  (14,936)           (14,609)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                    22,129             23,131
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   58,159            (32,012)
Net assets at beginning of period                                                        62,245             94,257
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        120,404   $         62,245
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-15

                                                       AIM
--------------------------------------------------------------------------------------------------------------------
     Capital                                  Intl
   Appreciation                              Growth                                 Global
------------------                     -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $         19,583                       $          3,462                       $           ----
          (18,664)                                  (929)                                (1,479)
-------------------                    -------------------                    ------------------
              919                                  2,533                                 (1,479)
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
         (101,150)                                   296                                  5,917
-------------------                    -------------------                    ------------------
         (101,150)                                   296                                  5,917
-------------------                    -------------------                    ------------------

          668,321                                 49,978                                 91,131
-------------------                    -------------------                    ------------------


 $        568,090                       $         52,807                       $         95,569
===================                    ===================                    ==================


        Capital Appreciation                        Intl Growth                              Global
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $            919    $        (28,687)  $          2,533   $            212    $         (1,479)  $           ----
         (101,150)             48,689                296             (1,782)              5,917               ----
          668,321          (2,322,084)            49,978            (10,043)             91,131               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          568,090          (2,302,082)            52,807            (11,613)             95,569               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          578,944             741,683             35,078             36,059              83,953               ----
          (68,364)           (575,029)           138,772             42,977             320,696               ----
         (568,225)           (831,503)            (9,160)            (4,680)            (30,963)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          (57,645)           (664,849)           164,690             74,356             373,686               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          510,445          (2,966,931)           217,497             62,743             469,255               ----
        2,907,495           5,874,426             62,743               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      3,417,940    $      2,907,495   $        280,240   $         62,743    $        469,255   $           ----
=================== ================== =================== ================== =================== ==================

                                     FS-16

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                               AIM
                                                                              --------------------------------------

                                                                                  Small Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                       ----
                                                                              ------------------
Net investment income(loss)                                                                ----
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           ----
                                                                              ==================


                                                                                            Small Cap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         ----               ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Transfers between subaccounts (including fixed account), net                            ----               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                      ----               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                     ----               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-17

                                                    Van Kampen
--------------------------------------------------------------------------------------------------------------------
                                              U.S.                                Emerging
    Core+Fixed                            Real Estate                              Markets
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $         45,099                       $         35,428                       $           ----
           (3,986)                                (8,213)                                (3,662)
-------------------                    -------------------                    ------------------
           41,113                                 27,215                                 (3,662)
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
          (19,416)                              (475,475)                               (42,269)
-------------------                    -------------------                    ------------------
          (19,416)                              (475,475)                               (42,269)
-------------------                    -------------------                    ------------------

           24,335                                761,183                                326,968
-------------------                    -------------------                    ------------------


 $         46,032                       $        312,923                       $        281,037
===================                    ===================                    ==================


             Core+Fixed                          U.S. Real Estate                       Emerging Markets
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         41,113    $         24,753   $         27,215   $         46,682    $         (3,662)  $         (1,350)
          (19,416)            (24,649)          (475,475)           480,243             (42,269)            56,147
           24,335             (82,750)           761,183         (1,259,160)            326,968           (324,610)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           46,032             (82,646)           312,923           (732,235)            281,037           (269,813)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          115,373             148,943            330,245            454,346             144,740             87,072
          (26,608)           (170,721)          (362,476)           162,628              75,324            607,718
          (78,123)            (92,746)          (168,406)          (386,635)            (91,107)           (38,562)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           10,642            (114,524)          (200,637)           230,339             128,957            656,228
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           56,674            (197,170)           112,286           (501,896)            409,994            386,415
          560,329             757,499          1,282,122          1,784,018             386,415               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        617,003    $        560,329   $      1,394,408   $      1,282,122    $        796,409   $        386,415
=================== ================== =================== ================== =================== ==================

                                     FS-18

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                        Neuberger Berman
                                                                              --------------------------------------

                                                                                   Regency
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          1,355
   Mortality and expense risk charge                                                       (533)
                                                                              ------------------
Net investment income(loss)                                                                 822
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        1,143
   Net realized gain(loss) on sale of fund shares                                        (2,385)
                                                                              ------------------
Net realized gain(loss)                                                                  (1,242)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           29,190
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         28,770
                                                                              ==================


                                                                                             Regency
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            822   $            806
   Net realized gain(loss)                                                               (1,242)              (105)
   Net change in unrealized appreciation/depreciation                                    29,190            (32,634)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       28,770            (31,933)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   19,881              6,575
   Transfers between subaccounts (including fixed account), net                          (2,092)            84,358
   Transfers for policyowner benefits and terminations                                   (8,321)            (2,059)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                     9,468             88,874
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   38,238             56,941
Net assets at beginning of period                                                        56,941               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         95,179   $         56,941
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-19

          Neuberger Berman                                                 MFS
-------------------------------------- -----------------------------------------------------------------------------
                                                                                  Investor
     Guardian                                Growth                                 Trust
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $         18,765                       $         13,998                       $         65,005
          (10,969)                               (24,282)                               (15,980)
-------------------                    -------------------                    ------------------
            7,796                                (10,284)                                49,025
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
          (27,863)                                28,746                                (71,855)
-------------------                    -------------------                    ------------------
          (27,863)                                28,746                                (71,855)
-------------------                    -------------------                    ------------------

          445,407                              1,401,254                                965,931
-------------------                    -------------------                    ------------------


 $        425,340                       $      1,419,716                       $        943,101
===================                    ===================                    ==================


              Guardian                                Growth                             Investor Trust
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          7,796    $         (4,264)  $        (10,284)  $        (25,191)   $         49,025   $         16,216
          (27,863)            190,989             28,746            162,128             (71,855)           422,664
          445,407          (1,139,132)         1,401,254         (2,756,663)            965,931         (2,422,619)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          425,340            (952,407)         1,419,716         (2,619,726)            943,101         (1,983,739)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          210,126             288,195            581,252            713,637             446,982            565,784
         (138,179)           (324,760)          (145,559)          (264,167)            (58,020)          (487,472)
         (233,643)           (312,279)          (886,372)          (990,458)           (655,233)          (682,040)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (161,696)           (348,844)          (450,679)          (540,988)           (266,271)          (603,728)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          263,644          (1,301,251)           969,037         (3,160,714)            676,830         (2,587,467)
        1,548,500           2,849,751          4,134,569          7,295,283           3,767,968          6,355,435
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      1,812,144    $      1,548,500   $      5,103,606   $      4,134,569    $      4,444,798   $      3,767,968
=================== ================== =================== ================== =================== ==================

                                     FS-20

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                               MFS
                                                                              --------------------------------------
                                                                                     New
                                                                                  Discovery
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                    (12,829)
                                                                              ------------------
Net investment income(loss)                                                             (12,829)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (56,526)
                                                                              ------------------
Net realized gain(loss)                                                                 (56,526)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          959,930
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        890,575
                                                                              ==================


                                                                                          New Discovery
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (12,829)  $        (16,011)
   Net realized gain(loss)                                                              (56,526)           410,563
   Net change in unrealized appreciation/depreciation                                   959,930         (1,328,523)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      890,575           (933,971)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  327,354            418,635
   Transfers between subaccounts (including fixed account), net                        (167,384)          (522,209)
   Transfers for policyowner benefits and terminations                                 (269,614)          (320,166)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                  (109,644)          (423,740)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  780,931         (1,357,711)
Net assets at beginning of period                                                     1,424,280          2,781,991
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,205,211   $      1,424,280
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-21

                                                      MFS
--------------------------------------------------------------------------------------------------------------------
      Total                                   High
      Return                                 Income                                Research
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $        126,538                       $        191,676                       $         27,035
          (24,191)                               (14,631)                               (10,020)
-------------------                    -------------------                    ------------------
          102,347                                177,045                                 17,015
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
          (87,345)                               (95,762)                               (85,332)
-------------------                    -------------------                    ------------------
          (87,345)                               (95,762)                               (85,332)
-------------------                    -------------------                    ------------------

          555,521                                779,904                                499,600
-------------------                    -------------------                    ------------------


 $        570,523                       $        861,187                       $        431,283
===================                    ===================                    ==================


            Total Return                            High Income                             Research
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        102,347    $         85,257   $        177,045   $        244,233    $         17,015   $         (4,160)
          (87,345)            202,590            (95,762)          (108,814)            (85,332)           (31,912)
          555,521          (1,290,244)           779,904           (983,064)            499,600           (535,391)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          570,523          (1,002,397)           861,187           (847,645)            431,283           (571,463)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          441,045             556,607            322,140            441,057             460,936            312,338
         (172,687)            172,111           (193,928)          (421,746)            (96,811)         1,637,078
         (403,477)           (554,241)          (316,789)          (423,177)           (240,310)          (116,892)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (135,119)            174,477           (188,577)          (403,866)            123,815          1,832,524
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          435,404            (827,920)           672,610         (1,251,511)            555,098          1,261,061
        3,408,549           4,236,469          1,985,007          3,236,518           1,261,061               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      3,843,953    $      3,408,549   $      2,657,617   $      1,985,007    $      1,816,159   $      1,261,061
=================== ================== =================== ================== =================== ==================

                                     FS-22

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                               MFS
                                                                              --------------------------------------

                                                                                  Utilities
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $            832
   Mortality and expense risk charge                                                       (133)
                                                                              ------------------
Net investment income(loss)                                                                 699
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          (235)
                                                                              ------------------
Net realized gain(loss)                                                                    (235)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                            5,253
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $          5,717
                                                                              ==================


                                                                                            Utilities
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            699   $            (45)
   Net realized gain(loss)                                                                 (235)              (728)
   Net change in unrealized appreciation/depreciation                                     5,253             (5,438)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        5,717             (6,211)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    8,662              3,873
   Transfers between subaccounts (including fixed account), net                           2,116             16,427
   Transfers for policyowner benefits and terminations                                   (2,016)            (1,651)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                     8,762             18,649
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   14,479             12,438
Net assets at beginning of period                                                        12,438               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         26,917   $         12,438
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-23

                 MFS                                                   Oppenheimer
-------------------------------------- -----------------------------------------------------------------------------
                                                                                    Global
      Value                                 Cap App                               Securities
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $           ----                       $            669                       $         67,881
             ----                                 (1,580)                               (21,631)
-------------------                    -------------------                    ------------------
             ----                                   (911)                                46,250
-------------------                    -------------------                    ------------------


             ----                                   ----                                 64,723
             ----                                (14,808)                               (96,316)
-------------------                    -------------------                    ------------------
             ----                                (14,808)                               (31,593)
-------------------                    -------------------                    ------------------

             ----                                 93,869                              1,013,185
-------------------                    -------------------                    ------------------


 $           ----                       $         78,150                       $      1,027,842
===================                    ===================                    ==================


                Value                                 Cap App                           Global Securities
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $           ----    $           ----   $           (911)  $         (1,419)   $         46,250   $         40,537
             ----                ----            (14,808)             5,652             (31,593)           255,253
             ----                ----             93,869           (119,707)          1,013,185         (2,315,069)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

             ----                ----             78,150           (115,474)          1,027,842         (2,019,279)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


             ----                ----             89,759            121,297             600,177            832,639
             ----                ----            (60,481)           (65,896)           (119,556)          (890,914)
             ----                ----            (40,097)           (35,173)           (473,007)          (951,449)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
             ----                ----            (10,819)            20,228               7,614         (1,009,724)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

             ----                ----             67,331            (95,246)          1,035,456         (3,029,003)
             ----                ----            172,520            267,766           2,734,106          5,763,109
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $           ----    $           ----   $        239,851   $        172,520    $      3,769,562   $      2,734,106
=================== ================== =================== ================== =================== ==================

                                     FS-24

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                           Oppenheimer
                                                                              --------------------------------------
                                                                                   Growth
                                                                                  & Income
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         44,017
   Mortality and expense risk charge                                                    (17,014)
                                                                              ------------------
Net investment income(loss)                                                              27,003
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (54,190)
                                                                              ------------------
Net realized gain(loss)                                                                 (54,190)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          630,755
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        603,568
                                                                              ==================


                                                                                         Growth & Income
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         27,003   $         26,526
   Net realized gain(loss)                                                              (54,190)           248,229
   Net change in unrealized appreciation/depreciation                                   630,755         (1,681,052)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      603,568         (1,406,297)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  388,502            587,082
   Transfers between subaccounts (including fixed account), net                         (46,851)          (630,117)
   Transfers for policyowner benefits and terminations                                 (341,294)          (371,029)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                       357           (414,064)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  603,925         (1,820,361)
Net assets at beginning of period                                                     2,201,023          4,021,384
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,804,948   $      2,201,023
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-25

                                  Seligman                                                   Summit
----------------------------------------------------------------------------- --------------------------------------
       Comm
      & Info                              Smaller Cap                            EAFE Intl.
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $           ----                       $           ----                       $         58,634
           (2,245)                               (20,851)                               (16,917)
-------------------                    -------------------                    ------------------
           (2,245)                               (20,851)                                41,717
-------------------                    -------------------                    ------------------


             ----                                 77,908                                   ----
              801                               (416,694)                              (100,372)
-------------------                    -------------------                    ------------------
              801                               (338,786)                              (100,372)
-------------------                    -------------------                    ------------------

          162,490                              1,297,678                                686,714
-------------------                    -------------------                    ------------------


 $        161,046                       $        938,041                       $        628,059
===================                    ===================                    ==================


             Comm & Info                            Smaller Cap                            EAFE Intl.
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         (2,245)   $         (2,744)  $        (20,851)  $        (34,011)   $         41,717   $         72,292
              801              12,346           (338,786)         1,157,588            (100,372)            (6,331)
          162,490            (186,700)         1,297,678         (3,161,836)            686,714         (1,455,243)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          161,046            (177,098)           938,041         (2,038,259)            628,059         (1,389,282)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           51,750              76,725            537,579            885,748             680,666            756,049
          (53,270)             20,891           (265,394)          (994,474)             52,548            151,408
          (61,800)            (73,806)          (482,102)        (1,303,012)           (359,121)          (322,187)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          (63,320)             23,810           (209,917)        (1,411,738)            374,093            585,270
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           97,726            (153,288)           728,124         (3,449,997)          1,002,152           (804,012)
          310,300             463,588          2,764,002          6,213,999           2,027,616          2,831,628
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        408,026    $        310,300   $      3,492,126   $      2,764,002    $      3,029,768   $      2,027,616
=================== ================== =================== ================== =================== ==================

                                     FS-26

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                             Summit
                                                                              --------------------------------------

                                                                                  Barclays
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         91,700
   Mortality and expense risk charge                                                    (13,114)
                                                                              ------------------
Net investment income(loss)                                                              78,586
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        7,419
   Net realized gain(loss) on sale of fund shares                                        19,534
                                                                              ------------------
Net realized gain(loss)                                                                  26,953
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (35,876)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         69,663
                                                                              ==================


                                                                                            Barclays
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         78,586   $         55,569
   Net realized gain(loss)                                                               26,953              4,383
   Net change in unrealized appreciation/depreciation                                   (35,876)            22,007
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       69,663             81,959
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  365,404            313,282
   Transfers between subaccounts (including fixed account), net                          44,058            204,208
   Transfers for policyowner benefits and terminations                                 (158,543)          (197,987)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                   250,919            319,503
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  320,582            401,462
Net assets at beginning of period                                                     1,641,820          1,240,358
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,962,402   $      1,641,820
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-27

                                                     Summit
--------------------------------------------------------------------------------------------------------------------

     S&P 500                               Nasdaq 100                              Russell
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $        373,261                       $          2,389                       $         22,756
         (103,623)                               (18,757)                               (25,338)
-------------------                    -------------------                    ------------------
          269,638                                (16,368)                                (2,582)
-------------------                    -------------------                    ------------------


          258,549                                   ----                                 47,126
         (365,583)                                (3,605)                              (108,248)
-------------------                    -------------------                    ------------------
         (107,034)                                (3,605)                               (61,122)
-------------------                    -------------------                    ------------------

        4,167,421                              1,167,980                                970,552
-------------------                    -------------------                    ------------------


 $      4,330,025                       $      1,148,007                       $        906,848
===================                    ===================                    ==================


               S&P 500                              Nasdaq 100                               Russell
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        269,638    $        618,381   $        (16,368)  $        (22,095)   $         (2,582)  $         57,754
         (107,034)            386,612             (3,605)            45,755             (61,122)           263,569
        4,167,421         (11,552,953)         1,167,980         (1,716,052)            970,552         (2,091,906)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        4,330,025         (10,547,960)         1,148,007         (1,692,392)            906,848         (1,770,583)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        3,111,463           3,634,669            430,073            577,962             730,133            927,564
         (244,015)           (962,967)          (134,637)           (95,956)            (28,632)          (183,160)
       (3,378,123)         (3,800,994)          (492,554)          (493,248)           (697,361)          (699,553)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (510,675)         (1,129,292)          (197,118)           (11,242)              4,140             44,851
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        3,819,350         (11,677,252)           950,889         (1,703,634)            910,988         (1,725,732)
       17,341,058          29,018,310          2,305,265          4,008,899           3,442,387          5,168,119
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     21,160,408    $     17,341,058   $      3,256,154   $      2,305,265    $      4,353,375   $      3,442,387
=================== ================== =================== ================== =================== ==================

                                     FS-28

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                             Summit
                                                                              --------------------------------------

                                                                                 Midcap 400
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         70,214
   Mortality and expense risk charge                                                    (52,732)
                                                                              ------------------
Net investment income(loss)                                                              17,482
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (156,877)
                                                                              ------------------
Net realized gain(loss)                                                                (156,877)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        2,568,575
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      2,429,180
                                                                              ==================


                                                                                           Midcap 400
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         17,482   $        143,011
   Net realized gain(loss)                                                             (156,877)         1,004,941
   Net change in unrealized appreciation/depreciation                                 2,568,575         (5,153,776)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    2,429,180         (4,005,824)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,353,078          1,801,586
   Transfers between subaccounts (including fixed account), net                        (269,680)        (1,346,142)
   Transfers for policyowner benefits and terminations                               (1,332,672)        (2,047,003)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                  (249,274)        (1,591,559)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                2,179,906         (5,597,383)
Net assets at beginning of period                                                     6,824,773         12,422,156
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      9,004,679   $      6,824,773
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-29

                                                     Summit
--------------------------------------------------------------------------------------------------------------------
                                                                                    Natural
      Zenith                                Balanced                              Resources
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $        126,122                       $         17,804                       $          2,627
          (34,263)                                (4,243)                                (6,002)
-------------------                    -------------------                    ------------------
           91,859                                 13,561                                 (3,375)
-------------------                    -------------------                    ------------------


           13,704                                   ----                                   ----
         (279,759)                               (22,588)                                 3,200
-------------------                    -------------------                    ------------------
         (266,055)                               (22,588)                                 3,200
-------------------                    -------------------                    ------------------

        1,567,209                                123,842                                256,376
-------------------                    -------------------                    ------------------


 $      1,393,013                       $        114,815                       $        256,201
===================                    ===================                    ==================


               Zenith                                Balanced                           Natural Resources
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         91,859    $        135,812   $         13,561   $         25,127    $         (3,375)  $         (1,429)
         (266,055)            483,277            (22,588)            10,733               3,200              5,436
        1,567,209          (4,044,765)           123,842           (275,505)            256,376           (204,229)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,393,013          (3,425,676)           114,815           (239,645)            256,201           (200,222)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,287,110           1,368,477            125,318            171,565             399,516            110,844
         (115,323)            603,963              2,824           (151,903)            209,193            122,096
       (1,012,189)         (1,680,923)          (225,039)          (158,797)            (85,079)           (34,700)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          159,598             291,517            (96,897)          (139,135)            523,630            198,240
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,552,611          (3,134,159)            17,918           (378,780)            779,831             (1,982)
        5,319,297           8,453,456            795,111          1,173,891             310,610            312,592
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      6,871,908    $      5,319,297   $        813,029   $        795,111    $      1,090,441   $        310,610
=================== ================== =================== ================== =================== ==================

                                     FS-30

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                             Summit
                                                                              --------------------------------------

                                                                                  Inflation
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          3,025
   Mortality and expense risk charge                                                     (4,165)
                                                                              ------------------
Net investment income(loss)                                                              (1,140)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        (2,476)
                                                                              ------------------
Net realized gain(loss)                                                                  (2,476)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           44,428
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         40,812
                                                                              ==================


                                                                                            Inflation
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (1,140)  $          7,934
   Net realized gain(loss)                                                               (2,476)            (5,440)
   Net change in unrealized appreciation/depreciation                                    44,428            (34,980)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       40,812            (32,486)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  149,217             75,981
   Transfers between subaccounts (including fixed account), net                         282,184            443,955
   Transfers for policyowner benefits and terminations                                  (65,458)           (30,103)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                   365,943            489,833
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  406,755            457,347
Net assets at beginning of period                                                       457,347               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        864,102   $        457,347
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-31

                                                     Summit
--------------------------------------------------------------------------------------------------------------------

    Aggressive                            Conservative                             Target
--------------------                   -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $             51                       $            397                       $            182
              (44)                                  (390)                                  (192)
-------------------                    -------------------                    ------------------
                7                                      7                                    (10)
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
            1,272                                    910                                 (1,349)
-------------------                    -------------------                    ------------------
            1,272                                    910                                 (1,349)
-------------------                    -------------------                    ------------------

              541                                  6,176                                  5,489
-------------------                    -------------------                    ------------------


 $          1,820                       $          7,093                       $          4,130
===================                    ===================                    ==================


             Aggressive                            Conservative                              Target
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008                2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $              7    $             57   $              7   $            840    $            (10)  $            449
            1,272                   1                910               (364)             (1,349)              (106)
              541                  58              6,176             (4,433)              5,489             (6,234)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

            1,820                 116              7,093             (3,957)              4,130             (5,891)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


            2,560                 576             21,665              9,830               9,049              8,977
             (720)              2,183            (20,247)            46,555             (22,461)            21,551
             (380)                (35)           (23,368)            (4,612)             (1,413)              (684)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
            1,460               2,724            (21,950)            51,773             (14,825)            29,844
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

            3,280               2,840            (14,857)            47,816             (10,695)            23,953
            2,840                ----             47,816               ----              23,953               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $          6,120    $          2,840   $         32,959   $         47,816    $         13,258   $         23,953
=================== ================== ====================================== =================== ==================

                                     FS-32

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                             Calvert
                                                                              --------------------------------------

                                                                                   Income
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        218,225
   Mortality and expense risk charge                                                    (26,900)
                                                                              ------------------
Net investment income(loss)                                                             191,325
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        16,571
                                                                              ------------------
Net realized gain(loss)                                                                  16,571
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          542,162
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        750,058
                                                                              ==================


                                                                                             Income
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        191,325   $        235,117
   Net realized gain(loss)                                                               16,571            (18,132)
   Net change in unrealized appreciation/depreciation                                   542,162           (245,115)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      750,058            (28,130)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  618,717            297,094
   Transfers between subaccounts (including fixed account), net                        (886,686)         4,217,598
   Transfers for policyowner benefits and terminations                                 (738,512)          (110,944)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                (1,006,481)         4,403,748
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (256,423)         4,375,618
Net assets at beginning of period                                                     4,437,875             62,257
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,181,452   $      4,437,875
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-33

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

  Social Equity                             Balanced                            International
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $              2                       $           ----                       $           ----
               (3)                                  ----                                   ----
-------------------                    -------------------                    ------------------
               (1)                                  ----                                   ----
-------------------                    -------------------                    ------------------


               29                                   ----                                   ----
              (42)                                  ----                                   ----
-------------------                    -------------------                    ------------------
              (13)                                  ----                                   ----
-------------------                    -------------------                    ------------------

              179                                   ----                                   ----
-------------------                    -------------------                    ------------------


 $            165                       $           ----                       $           ----
===================                    ===================                    ==================


            Social Equity                            Balanced                             International
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $             (1)   $             (2)  $           ----   $           ----    $           ----   $           ----
              (13)                 (9)              ----               ----                ----               ----
              179                (144)              ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

              165                (155)              ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


              208                 295               ----               ----                ----               ----
              242                 394               ----               ----                ----               ----
             (402)               (135)              ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
               48                 554               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

              213                 399               ----               ----                ----               ----
              399                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $            612    $            399   $           ----   $           ----    $           ----   $           ----
=================== ================== =================== ================== =================== ==================

                                     FS-34

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                 Core Strat
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         25,039
   Mortality and expense risk charge                                                    (11,201)
                                                                              ------------------
Net investment income(loss)                                                              13,838
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (18,191)
                                                                              ------------------
Net realized gain(loss)                                                                 (18,191)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          623,489
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        619,136
                                                                              ==================


                                                                                           Core Strat
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         13,838   $          8,877
   Net realized gain(loss)                                                              (18,191)            18,208
   Net change in unrealized appreciation/depreciation                                   623,489           (532,450)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      619,136           (505,365)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  541,574            394,494
   Transfers between subaccounts (including fixed account), net                          85,940          1,248,590
   Transfers for policyowner benefits and terminations                                 (271,115)          (162,568)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                   356,399          1,480,516
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  975,535            975,151
Net assets at beginning of period                                                     1,205,141            229,990
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,180,676   $      1,205,141
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-35

                                                      Ameritas
--------------------------------------------------------------------------------------------------------------------
                                                                                    Money
      Growth                                 Value                                  Market
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $           ----                       $           ----                       $             14
             ----                                   ----                                     (8)
-------------------                    -------------------                    ------------------
             ----                                   ----                                      6
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
               21                                     25                                   ----
-------------------                    -------------------                    ------------------
               21                                     25                                   ----
-------------------                    -------------------                    ------------------

             ----                                   ----                                   ----
-------------------                    -------------------                    ------------------


 $             21                       $             25                       $              6
===================                    ===================                    ==================


               Growth                                  Value                              Money Market
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $           ----    $           ----   $           ----   $           ----    $              6   $           ----
               21                ----                 25               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

               21                ----                 25               ----                   6               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


               89                ----                125               ----              36,937               ----
              (81)               ----               (108)              ----             (35,085)              ----
              (29)               ----                (42)              ----              (1,858)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
              (21)               ----                (25)              ----                  (6)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

             ----                ----               ----               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $           ----    $           ----   $           ----   $           ----    $           ----   $           ----
=================== ================== =================== ================== =================== ==================

                                     FS-36

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                  Small Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $            188
   Mortality and expense risk charge                                                       (961)
                                                                              ------------------
Net investment income(loss)                                                                (773)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                         1,764
                                                                              ------------------
Net realized gain(loss)                                                                   1,764
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           59,472
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         60,463
                                                                              ==================


                                                                                            Small Cap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           (773)  $           ----
   Net realized gain(loss)                                                                1,764               ----
   Net change in unrealized appreciation/depreciation                                    59,472               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       60,463               ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   55,082               ----
   Transfers between subaccounts (including fixed account), net                         209,121               ----
   Transfers for policyowner benefits and terminations                                  (21,428)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                   242,775               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  303,238               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        303,238   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-37

              Ameritas                                                   Fidelity
-------------------------------------- -----------------------------------------------------------------------------
                                           Contrafund                            Equity Inc.
    Small Co.                                 SC2                                    SC2
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $           ----                       $         10,505                       $          3,518
             ----                                 (4,325)                                (1,339)
-------------------                    -------------------                    ------------------
             ----                                  6,180                                  2,179
-------------------                    -------------------                    ------------------


             ----                                    213                                   ----
             ----                                (12,691)                               (59,842)
-------------------                    -------------------                    ------------------
             ----                                (12,478)                               (59,842)
-------------------                    -------------------                    ------------------

             ----                                225,536                                108,642
-------------------                    -------------------                    ------------------


 $           ----                       $        219,238                       $         50,979
===================                    ===================                    ==================


              Small Co.                           Contrafund SC2                         Equity Inc. SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $           ----    $           ----   $          6,180   $          2,631    $          2,179   $          6,150
             ----                ----            (12,478)           (48,970)            (59,842)           (40,473)
             ----                ----            225,536           (199,795)            108,642           (100,808)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

             ----                ----            219,238           (246,134)             50,979           (135,131)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


             ----                ----            220,818            240,754              73,817            129,552
             ----                ----            111,310            243,037            (138,745)           123,691
             ----                ----            (99,917)           (83,308)            (53,438)           (53,872)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
             ----                ----            232,211            400,483            (118,366)           199,371
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

             ----                ----            451,449            154,349             (67,387)            64,240
             ----                ----            467,729            313,380             237,772            173,532
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $           ----    $           ----   $        919,178   $        467,729    $        170,385   $        237,772
=================== ================== =================== ================== =================== ==================

                                     FS-38

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                  High Inc.
                                                                                     SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         66,439
   Mortality and expense risk charge                                                     (4,319)
                                                                              ------------------
Net investment income(loss)                                                              62,120
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (12,010)
                                                                              ------------------
Net realized gain(loss)                                                                 (12,010)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          166,995
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        217,105
                                                                              ==================


                                                                                          High Inc. SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         62,120   $         40,251
   Net realized gain(loss)                                                              (12,010)            (8,267)
   Net change in unrealized appreciation/depreciation                                   166,995           (153,153)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      217,105           (121,169)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  160,835            131,806
   Transfers between subaccounts (including fixed account), net                         241,650            382,810
   Transfers for policyowner benefits and terminations                                  (75,466)           (28,579)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                   327,019            486,037
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  544,124            364,868
Net assets at beginning of period                                                       392,815             27,947
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        936,939   $        392,815
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-39

                                                    Fidelity
--------------------------------------------------------------------------------------------------------------------

     Bond IC                               Mid Cap IC                            Overseas IC
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $           ----                       $          2,755                       $           ----
             ----                                 (1,557)                                  ----
-------------------                    -------------------                    ------------------
             ----                                  1,198                                   ----
-------------------                    -------------------                    ------------------


             ----                                  2,247                                   ----
                5                                  1,815                                   ----
-------------------                    -------------------                    ------------------
                5                                  4,062                                   ----
-------------------                    -------------------                    ------------------

             ----                                 76,023                                   ----
-------------------                    -------------------                    ------------------


 $              5                       $         81,283                       $           ----
===================                    ===================                    ==================


               Bond IC                              Mid Cap IC                             Overseas IC
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009                2008               2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $           ----    $           ----   $          1,198   $           ----    $           ----   $           ----
                5                ----              4,062               ----                ----               ----
             ----                ----             76,023               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

                5                ----             81,283               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


               67                ----             83,769               ----                ----               ----
              (44)               ----            372,512               ----                ----               ----
              (28)               ----            (29,916)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
               (5)               ----            426,365               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

             ----                ----            507,648               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $           ----    $           ----   $        507,648   $           ----    $           ----   $           ----
=================== ================== =================== ================== =================== ==================

                                     FS-40

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Strategic IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                       ----
                                                                              ------------------
Net investment income(loss)                                                                ----
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           ----
                                                                              ==================


                                                                                          Strategic IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         ----               ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Transfers between subaccounts (including fixed account), net                            ----               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                      ----               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                     ----               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-41

            Third Avenue                                                 T. Rowe
-------------------------------------- -----------------------------------------------------------------------------
                                                                                   Equity
      Value                                Blue Chip                               Income
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $           ----                       $           ----                       $           ----
           (4,851)                               (12,997)                                  ----
-------------------                    -------------------                    ------------------
           (4,851)                               (12,997)                                  ----
-------------------                    -------------------                    ------------------


          177,142                                   ----                                   ----
          (61,385)                               (63,541)                                  ----
-------------------                    -------------------                    ------------------
          115,757                                (63,541)                                  ----
-------------------                    -------------------                    ------------------

          153,567                                736,801                                   ----
-------------------                    -------------------                    ------------------


 $        264,473                       $        660,263                       $           ----
===================                    ===================                    ==================


                Value                                Blue Chip                            Equity Income
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008                2009                2008
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         (4,851)   $          2,740   $        (12,997)  $         (3,178)   $           ----   $           ----
          115,757              88,008            (63,541)           (52,536)               ----               ----
          153,567            (404,371)           736,801           (667,718)               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          264,473            (313,623)           660,263           (723,432)               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          177,496             155,541            515,138            306,615                ----               ----
           59,546             624,617             73,108          2,022,716                ----               ----
         (106,583)            (59,656)          (279,812)          (128,525)               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          130,459             720,502            308,434          2,200,806                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          394,932             406,879            968,697          1,477,374                ----               ----
          550,010             143,131          1,477,374               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        944,942    $        550,010   $      2,446,071   $      1,477,374    $           ----   $           ----
=================== ================== =================== ================== =================== ==================

                                     FS-42

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                              Pimco
                                                                              --------------------------------------

                                                                                Total Return
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         32,855
   Mortality and expense risk charge                                                     (5,202)
                                                                              ------------------
Net investment income(loss)                                                              27,653
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       56,837
   Net realized gain(loss) on sale of fund shares                                           298
                                                                              ------------------
Net realized gain(loss)                                                                  57,135
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (13,224)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         71,564
                                                                              ==================


                                                                                          Total Return
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         27,653   $           ----
   Net realized gain(loss)                                                               57,135               ----
   Net change in unrealized appreciation/depreciation                                   (13,224)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       71,564               ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  210,584               ----
   Transfers between subaccounts (including fixed account), net                       1,744,079               ----
   Transfers for policyowner benefits and terminations                                  (67,955)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                 1,886,708               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,958,272               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,958,272   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-43

                 Ivy
--------------------------------------

     Science
-------------------

       2009
-------------------

 $           ----
             ----
-------------------
             ----
-------------------


             ----
             ----
-------------------
             ----
-------------------

             ----
-------------------


 $           ----
===================


               Science
--------------------------------------

       2009               2008
------------------- ------------------

 $           ----    $           ----
             ----                ----
             ----                ----
------------------- ------------------

             ----                ----
------------------- ------------------


             ----                ----
             ----                ----
             ----                ----
------------------- ------------------
             ----                ----
------------------- ------------------

             ----                ----
             ----                ----
------------------- ------------------
 $           ----    $           ----
=================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2009 AND 2008

1.  ORGANIZATION
----------------

The Union Central Life Insurance Company Carillon Life Account (the "Account") began operations during 1984 as a separate investment account within The Union Central Life Insurance Company (UCLIC), a Nebraska domiciled wholly owned subsidiary of Ameritas Life Insurance Corp. (effective April 22, 2009), (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company). The assets of the Account are held by UCLIC, are segregated from all of UCLIC's other assets and are used only to support the variable life products issued by UCLIC.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2009 there are seventy-four subaccounts available within the Account listed as follows:

     Fred Alger Management, Inc. (Advisor)                   Templeton Global Advisors Limited
       Alger (Fund)                                             Franklin Templeton
        *Capital App (Subaccount)                                *Growth Securities
        *Mid Cap                                                 *Foreign Securities
        *Balanced
         (Commenced March 11, 2009)                          Franklin Advisers, Inc.
                                                                Franklin Templeton
     American Century Investment Management, Inc.                *Income (A)
       American Century
        *Income & Growth                                     Invesco Aim Advisors, Inc.
        *Value                                                  AIM
        *Mid Cap Value                                           *Balance
         (Commenced April 30, 2008)                              *Basic Value
                                                                 *Capital Appreciation
     American Century Global Investment Management, Inc.         *Intl Growth
       American Century                                           (Commenced May 14, 2008)
        *International                                           *Global
                                                                  (Commenced February 12, 2009)
     Deutsche Investment Management                              *Small Cap (A)
     Americas Inc.
       Scudder                                               Morgan Stanley Investment Management Inc., dba Van
        *Capital Growth                                      Kampen
        *International                                          Van Kampen
        *Money Market                                            *Core+Fixed
        *Mid Value                                               *U.S. Real Estate
         (Commenced April 30, 2008)                              *Emerging Markets
        *Global                                                   (Commenced April 30, 2008)
         (Commenced May 15, 2008)
                                                              Neuberger Berman Management LLC
                                                                Neuberger Berman
                                                                 *Regency
                                                                  (Commenced July 14, 2008)
                                                                 *Guardian

(A) These subaccounts have no activity since inception.

                                     FS-45

1.  ORGANIZATION, continued
---------------------------

     Massachusetts Financial Services Company                Calvert Asset Management Company, Inc., continued
       MFS                                                   (See Note 3)
        *Growth                                                 Ameritas
        *Investor Trust                                          *Core Strat
        *New Discovery                                            (Commenced May 1, 2007)
        *Total Return                                            *Growth
        *High Income                                              (Commenced February 12, 2009)
        *Research                                                *Value
         (Commenced April 30, 2008)                               (Commenced February 12, 2009)
        *Utilities                                               *Money Market
         (Commenced June 11, 2008)                                (Commenced January 30, 2009)
        *Value (A)                                               *Small Cap
                                                                  (Commenced March 7, 2009)
     OppenheimerFunds, Inc.                                      *Small Co. (A)
       Oppenheimer
        *Cap App                                             Fidelity Management & Research Company
        *Global Securities                                      Fidelity
        *Growth & Income                                         *Contrafund SC2
                                                                  (Commenced May 1, 2007)
     J. & W. Seligman & Co. Incorporated                         *Equity Inc. SC2
       Seligman                                                   (Commenced May 1, 2007)
        *Comm & Info                                             *High Inc. SC2
        *Smaller Cap                                              (Commenced May 1, 2007)
                                                                 *Bond IC
     Calvert Asset Management Company, Inc.                       (Commenced February 19, 2009)
     (See Note 3)                                                *Mid Cap IC
       Summit                                                     (Commenced February 12, 2009)
        *EAFE Intl.                                              *Overseas IC (A)
        *Barclays                                                *Strategic IC (A)
        *S&P 500
        *Nasdaq 100                                          Third Avenue Management LLC
        *Russell                                                Third Avenue
        *Midcap 400                                              *Value
        *Zenith                                                   (Commenced May 1, 2007)
        *Balanced
        *Natural Resources                                   T. Rowe Price Associates, Inc.
         (Commenced May 1, 2007)                                T. Rowe
        *Inflation                                               *Blue Chip
         (Commenced April 30, 2008)                               (Commenced April 30, 2008)
        *Aggressive                                              *Equity Income (A)
         (Commenced October 9, 2008)
        *Conservative                                        Pacific Investment Management Company LLC
         (Commenced July 16, 2008)                              Pimco
        *Target                                                  *Total Return
         (Commenced June 11, 2008)                                (Commenced May 1, 2009)

       Calvert                                               Waddell & Reed Investment Management Company
        *Income                                                 Ivy
         (Commenced May 1, 2007)                                 *Science (A)
        *Social Equity
         (Commenced May 15, 2008)
        *Balanced (A)
        *International (A)

(A) These subaccounts have no activity since inception.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------

    BASIS OF ACCOUNTING
    The financial statements included herein have been prepared in accordance with accounting principles accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    ACCOUNTING PRONOUNCEMENTS
    Effective January 1, 2008, the Account adopted new guidance on Fair Value Measurements issued by the Financial Accounting Standards Board. This guidance establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The adoption of the guidance had no impact on any subaccounts' financial position or results of operations.

    The Fair Value Measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires that each asset and liability carried at fair value be classified into one of the following categories:

     o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
     o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
     o Level 3 - Unobservable inputs that are not corroborated by market data.

    Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

    CHANGE IN INVESTMENT COST BASIS METHODOLOGY
    Effective January 1, 2008, the asset management of the Account has been moved to a new record-keeping system. This change was made to support enterprise separate account integration, which increases scalability and efficiencies. The new system does not support the first in first out method for calculating realized gains and losses. As a result, the accounting for realized gains and losses on investments is calculated using the weighted cost method effective January 1, 2008.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
-------------------------------------------------------------------------
continued
---------

    CHANGE IN INVESTMENT COST BASIS METHODOLOGY, continued
    This change does not impact the values of the subaccounts. In addition, this change does not impact the net increase(decrease) in net assets resulting from operations in the Statements of Operations, nor the net increase(decrease) from policyowner transactions in the Statements of Changes in Net Assets and, therefore, the Company's policyholders that invest in the subaccounts are not impacted by this change.

    FEDERAL AND STATE TAXES
    The operations of the Account form a part of and are taxed with the operations of UCLIC. UCLIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES
-------------------
    Affiliates of UCLIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2009 and 2008, as follows:

                                                                      Investment Advisory         Management/
                                                                              Fee              Administrative Fee
                                                                     ----------------------  -----------------------
     Summit:
       EAFE Intl.                                                            0.00560                 0.00100
       Barclays                                                              0.00300                 0.00100
       S&P 500                                                               0.00250                 0.00100
       Nasdaq 100                                                            0.00350                 0.00100
       Russell                                                               0.00350                 0.00100
       Midcap 400                                                            0.00300                 0.00100
       Zenith                                                                0.00640                 0.00100
       Balanced                                                              0.00300                 0.00100
       Natural Resources                                                     0.00550                 0.00100
       Inflation                                                             0.00500                 0.00100
       Aggressive                                                            0.00550                 0.00100
       Conservative                                                          0.00550                 0.00100
       Target                                                                0.00550                 0.00100
     Calvert:
       Income                                                                0.00400                 0.00300
       Social Equity                                                         0.00500                 0.00200
       Balanced                                                              0.00425                 0.00275
       International                                                         0.00750                 0.00350

                                     FS-48

3.  RELATED PARTIES, continued
------------------------------
                                                                      Investment Advisory         Management/
                                                                              Fee              Administrative Fee
                                                                     ----------------------  -----------------------
     Ameritas:
       Core Strat                                                            0.00750                 0.00050
       Growth                                                                0.00800                 0.00050
       Value                                                                 0.00820                 0.00050
       Money Market                                                          0.00200                 0.00050
       Small Cap                                                             0.00850                 0.00050
       Small Co.                                                             0.00920(1)              0.00050

    (1)Effective September 1, 2009, Calvert Asset Management Company, Inc. reduced the 0.01120 investment advisory fee by .002.

    On December 12, 2008, Calvert Asset Management Company (CAMCO) consummated a transaction with Summit Investment Partners, Inc., an affiliated entity, whereby CAMCO became the investment advisor to the Summit Mutual Funds, Inc.

4.  PURCHASES AND SALES OF INVESTMENTS
--------------------------------------

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2009 were as follows:
                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Alger:
      Capital App                                                      $           311,067      $          245,276
      Mid Cap                                                                      204,378                 544,200
      Balanced                                                                         120                      46

    American Century:
      Income & Growth                                                              191,828                 146,453
      Value                                                                        474,514                 520,893
      Mid Cap Value                                                                 85,340                 294,244
      International                                                                154,377                  44,146

    Scudder:
      Capital Growth                                                               209,337                 415,795
      International                                                                340,515                 582,646
      Money Market                                                               2,290,317               2,198,644
      Mid Value                                                                    286,528                  42,131
      Global                                                                        68,664                  63,421

    Franklin Templeton:
      Growth Securities                                                             69,345                  25,910
      Foreign Securities                                                           216,847                 593,015
      Income                                                                         ----                    ----

    AIM:
      Balance                                                                          535                   1,818
      Basic Value                                                                   33,200                  10,073
      Capital Appreciation                                                         248,284                 305,009
      Intl Growth                                                                  171,325                   4,102
      Global                                                                       406,611                  34,404
      Small Cap                                                                       ----                    ----

                                     FS-49

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------
                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Van Kampen:
      Core+Fixed                                                        $          231,929      $          180,173
      U.S. Real Estate                                                             252,909                 426,331
      Emerging Markets                                                             249,571                 124,276

    Neuberger Berman:
      Regency                                                                       17,584                   6,151
      Guardian                                                                     110,372                 264,272

    MFS:
      Growth                                                                       134,449                 595,412
      Investor Trust                                                               183,796                 401,041
      New Discovery                                                                158,946                 281,419
      Total Return                                                                 376,700                 409,472
      High Income                                                                  370,117                 381,649
      Research                                                                     473,787                 332,957
      Utilities                                                                     10,767                   1,308
      Value                                                                           ----                    ----

    Oppenheimer:
      Cap App                                                                       66,995                  78,725
      Global Securities                                                            433,414                 314,827
      Growth & Income                                                              237,850                 210,489

    Seligman:
      Comm & Info                                                                   39,771                 105,336
      Smaller Cap                                                                  342,515                 495,375

    Summit:
      EAFE Intl.                                                                   631,109                 215,299
      Barclays                                                                     733,149                 396,226
      S&P 500                                                                    1,606,960               1,589,447
      Nasdaq 100                                                                   218,718                 432,204
      Russell                                                                      436,066                 387,382
      Midcap 400                                                                   560,194                 791,986
      Zenith                                                                       846,483                 581,321
      Balanced                                                                     127,941                 211,277
      Natural Resources                                                            732,565                 212,309
      Inflation                                                                    445,259                  80,456
      Aggressive                                                                    21,704                  20,237
      Conservative                                                                  45,072                  67,015
      Target                                                                         9,220                  24,055

    Calvert:
      Income                                                                       541,157               1,356,313
      Social Equity                                                                    816                     739
      Balanced                                                                        ----                    ----
      International                                                                   ----                    ----

                                     FS-50

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------
                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Ameritas:
      Core Strat                                                        $          508,938      $          138,700
      Growth                                                                           127                     148
      Value                                                                            175                     200
      Money Market                                                                  35,134                  35,134
      Small Cap                                                                    255,758                  13,755
      Small Co.                                                                       ----                    ----

    Fidelity:
      Contrafund SC2                                                               297,373                  58,770
      Equity Inc. SC2                                                               88,283                 204,471
      High Inc. SC2                                                                470,934                  81,795
      Bond IC                                                                          104                     108
      Mid Cap IC                                                                   442,597                  12,788
      Overseas IC                                                                     ----                    ----
      Strategic IC                                                                    ----                    ----

    Third Avenue:
      Value                                                                        400,628                  97,878

    T. Rowe:
      Blue Chip                                                                    569,383                 273,945
      Equity Income                                                                   ----                    ----

    Pimco:
      Total Return                                                               1,988,581                  17,382

    Ivy:
      Science                                                                         ----                    ----

5. FINANCIAL HIGHLIGHTS
-----------------------

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .25 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged from $5 to $10 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

----------------------------------

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 Alger:
 Capital App
 -----------
 2009                  12.71   13.28        120,691      1,553,992     ----         0.25    0.75     49.97     50.73
 2008                   8.48    8.81        113,441        968,701     ----         0.25    0.75    (45.55)   (45.27)
 2007                  15.57   16.10         81,379      1,274,868     ----         0.25    0.75     32.53     33.20
 2006                  11.75   12.09         39,644        465,780     ----         0.25    0.75     18.38     18.97
 2005                   9.92   10.16         33,981        337,212     ----         0.25    0.75     13.59     14.16

 Mid Cap
 -------
 2009                  10.82   11.30        169,462      1,847,115     ----         0.25    0.75     50.57     51.33
 2008                   7.19    7.47        208,632      1,506,061     0.17         0.25    0.75    (58.67)   (58.46)
 2007                  17.39   17.98        177,526      3,093,031     ----         0.25    0.75     30.57     31.23
 2006                  13.32   13.70        127,667      1,701,119     3.67         0.25    0.75      9.32      9.87
 2005                  12.19   12.47        107,069      1,304,672     ----         0.25    0.75      9.00      9.55

 Balanced
 --------
 2009                  11.09   11.09              8             90     3.20         0.70    0.70     37.77     37.77
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 American Century:
 Income & Growth
 ---------------
 2009                   8.65    9.18        142,769      1,243,242     4.74         0.25    0.75     17.21     17.80
 2008                   7.38    7.79        142,384      1,057,827     2.02         0.25    0.75    (35.08)   (34.75)
 2007                  11.36   11.94        141,226      1,611,971     1.78         0.25    0.75     (0.82)    (0.32)
 2006                  11.46   11.98        120,905      1,386,416     1.82         0.25    0.75     16.22     16.80
 2005                   9.86   10.26        133,324      1,314,423     1.90         0.25    0.75      3.85      4.37

                                     FS-52

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 American Century, continued:
 Value
 -----
 2009                  17.01   18.11        232,727      3,998,746     5.69         0.25    0.75     18.97     19.56
 2008                  14.30   15.15        249,039      3,579,238     2.48         0.25    0.75    (27.33)   (26.96)
 2007                  19.67   20.74        272,651      5,379,694     1.64         0.25    0.75     (5.85)    (5.38)
 2006                  20.90   21.92        262,163      5,485,902     1.32         0.25    0.75     17.77     18.36
 2005                  17.74   18.52        251,608      4,464,336     0.86         0.25    0.75      4.25      4.77

 Mid Cap Value
 -------------
 2009                   9.87    9.96         12,759        126,417     5.29         0.25    0.75     28.97     29.62
 2008                   7.66    7.68         39,980        306,237     ----         0.25    0.75    (24.97)   (24.94)
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 International
 -------------
 2009                  13.44   13.44         39,608        532,227     1.82         0.75    0.75     32.77     32.77
 2008                  10.12   10.12         30,091        304,561     0.70         0.75    0.75    (45.24)   (45.24)
 2007                  18.48   18.78         18,233        336,988     0.53         0.25    0.75     17.17     17.76
 2006                  15.77   15.95         10,914        172,157     1.02         0.25    0.75     24.10     24.72
 2005                  12.71   12.79          5,707         72,544     ----         0.25    0.75     12.41     12.97

 Scudder:
 Capital Growth
 --------------
 2009                  18.51   19.83        215,244      4,169,313     1.33         0.25    0.75     25.92     26.55
 2008                  14.70   15.67        232,873      3,527,515     1.08         0.25    0.75    (33.48)   (33.15)
 2007                  22.10   23.44        258,818      5,814,719     0.62         0.25    0.75     11.74     12.31
 2006                  19.77   20.88        278,771      5,549,055     0.55         0.25    0.75      7.72      8.26
 2005                  18.36   19.28        296,369      5,440,269     0.95         0.25    0.75      8.14      8.68

 International
 -------------
 2009                  15.41   16.51        298,221      4,783,130     4.43         0.25    0.75     32.52     33.19
 2008                  11.63   12.40        333,112      3,979,165     1.42         0.25    0.75    (48.60)   (48.34)
 2007                  22.62   24.00        356,573      8,209,322     2.41         0.25    0.75     13.73     14.30
 2006                  19.89   21.00        364,504      7,304,126     1.82         0.25    0.75     24.98     25.60
 2005                  15.91   16.72        375,982      5,983,153     1.58         0.25    0.75     15.30     15.88

                                     FS-53

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 Scudder, continued:
 Money Market
 ------------
 2009                  14.57   15.62        448,968      6,631,255     0.40         0.25    0.75     (0.42)     0.08
 2008                  14.63   15.61        442,660      6,544,479     2.69         0.25    0.75      1.87      2.38
 2007                  14.36   15.25        369,859      5,344,212     4.83         0.25    0.75      4.20      4.72
 2006                  13.78   14.56        236,962      3,267,467     4.18         0.25    0.75      3.87      4.39
 2005                  13.27   13.95        220,453      2,925,298     2.53         0.25    0.75      1.96      2.47

 Mid Value
 ---------
 2009                   9.07    9.15         77,157        701,384     1.54         0.25    0.75     28.74     29.38
 2008                   7.04    7.07         42,680        300,758     ----         0.25    0.75    (32.56)   (30.73)
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Global
 ------
 2009                   7.65    7.72         37,063        283,996     1.52         0.25    0.75     42.75     43.46
 2008                   5.36    5.38         36,126        193,649     ----         0.25    0.75    (48.24)   (46.26)
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Franklin Templeton:
 Growth Securities
 -----------------
 2009                  11.00   11.00         14,076        154,849     3.09         0.75    0.75     30.12     30.12
 2008                   8.45    8.45          9,689         81,913     1.73         0.75    0.75    (42.76)   (42.76)
 2007                  14.77   15.01          7,450        110,024     1.35         0.25    0.75      1.58      2.09
 2006                  14.54   14.70          3,923         57,041     4.54         0.25    0.75     20.90     21.51
 2005                  12.03   12.10          2,270         27,298     ----         0.25    0.75      8.05      8.59

 Foreign Securities
 ------------------
 2009                  17.76   18.92        167,991      3,044,444     3.56         0.25    0.75     36.02     36.70
 2008                  13.06   13.84        209,643      2,781,146     2.44         0.25    0.75    (40.83)   (40.53)
 2007                  22.07   23.27        353,590      7,853,550     1.94         0.25    0.75     14.59     15.17
 2006                  19.26   20.21        337,594      6,507,663     1.21         0.25    0.75     20.54     21.14
 2005                  15.97   16.68        301,155      4,810,678     1.17         0.25    0.75      9.35      9.89

 Income
 ------
 2009                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

                                     FS-54

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 AIM:
 Balance
 -------
 2009                  10.20   10.20          1,173         11,960     5.08         0.75    0.75     32.84     32.84
 2008                   7.67    7.67          1,381         10,601     3.57         0.75    0.75    (38.78)   (38.78)
 2007                  12.54   12.74          2,184         27,380     3.86         0.25    0.75      1.44      1.95
 2006                  12.36   12.50            635          7,852     3.29         0.25    0.75      9.73     10.28
 2005                  11.26   11.33             52            589     ----         0.25    0.75      4.50      5.02

 Basic Value
 -----------
 2009                   9.36    9.36         12,870        120,404     1.86         0.75    0.75     46.90     46.90
 2008                   6.37    6.37          9,774         62,245     1.06         0.75    0.75    (52.13)   (52.13)
 2007                  13.30   13.52          7,085         94,257     0.77         0.25    0.75      0.78      1.29
 2006                  13.20   13.35          4,347         57,387     6.35         0.25    0.75     12.36     12.92
 2005                  11.75   11.82          1,791         21,039     ----         0.25    0.75      4.95      5.47

 Capital Appreciation
 --------------------
 2009                   8.04    8.62        417,338      3,417,940     0.66         0.25    0.75     20.17     20.78
 2008                   6.69    7.14        427,964      2,907,495     ----         0.25    0.75    (42.92)   (42.64)
 2007                  11.72   12.44        495,394      5,874,426     ----         0.25    0.75     11.17     11.73
 2006                  10.55   11.13        494,685      5,249,133     0.07         0.25    0.75      5.51      6.04
 2005                  10.00   10.50        379,266      3,790,989     ----         0.25    0.75      8.02      8.56

 Intl Growth
 -----------
 2009                   8.43    8.50         33,202        280,240     2.27         0.25    0.75     34.23     34.90
 2008                   6.28    6.30          9,988         62,743     1.08         0.25    0.75    (38.50)   (37.22)
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Global
 ------
 2009                  14.05   14.09         33,429        469,255     ----         0.25    0.75     31.89     42.11
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Small Cap
 ---------
 2009                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

                                     FS-55

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 Van Kampen:
 Core+Fixed
 ----------
 2009                  11.41   11.80         53,942        617,003     8.12         0.25    0.75      8.83      9.37
 2008                  10.49   10.79         53,354        560,329     4.40         0.25    0.75    (10.88)   (10.43)
 2007                  11.77   12.04         64,278        757,499     3.91         0.25    0.75      4.66      5.19
 2006                  11.24   11.45         38,492        432,920     4.94         0.25    0.75      2.96      3.47
 2005                  10.92   11.07         22,257        243,034     3.54         0.25    0.75      3.44      3.95

 U.S. Real Estate
 ----------------
 2009                  18.01   18.62         77,119      1,394,408     3.00         0.25    0.75     27.39     28.03
 2008                  14.13   14.54         90,495      1,282,122     3.47         0.25    0.75    (38.36)   (38.05)
 2007                  22.93   23.47         77,698      1,784,018     1.22         0.25    0.75    (17.69)   (17.28)
 2006                  27.86   28.38         63,311      1,764,902     7.62         0.25    0.75     37.02     37.70
 2005                  20.33   20.61         43,094        876,280     3.14         0.25    0.75     16.18     16.76

 Emerging Markets
 ----------------
 2009                   7.80    7.87        101,687        796,409     ----         0.25    0.75     68.58     69.42
 2008                   4.63    4.64         83,476        386,415     ----         0.25    0.75    (54.85)   (54.16)
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Neuberger Berman:
 Regency
 -------
 2009                   8.13    8.13         11,704         95,179     1.90         0.75    0.75     45.46     45.46
 2008                   5.59    5.59         10,185         56,941     1.78         0.75    0.75    (37.32)   (37.32)
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Guardian
 --------
 2009                  10.69   11.28        167,903      1,812,144     1.16         0.25    0.75     28.72     29.36
 2008                   8.30    8.72        185,466      1,548,500     0.53         0.25    0.75    (37.72)   (37.40)
 2007                  13.33   13.93        213,569      2,849,751     0.29         0.25    0.75      6.58      7.12
 2006                  12.51   13.00        213,716      2,674,241     0.68         0.25    0.75     12.53     13.10
 2005                  11.11   11.50        216,221      2,402,929     0.16         0.25    0.75      7.58      8.12

                                     FS-56

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 MFS:
 Growth
 ------
 2009                  17.31   18.44        285,002      5,103,606     0.32         0.25    0.75     36.65     37.33
 2008                  12.67   13.43        321,017      4,134,569     0.23         0.25    0.75    (37.89)   (37.57)
 2007                  20.40   21.51        354,816      7,295,283     ----         0.25    0.75     20.26     20.87
 2006                  16.96   17.80        381,817      6,494,118     ----         0.25    0.75      7.09      7.63
 2005                  15.84   16.54        413,076      6,542,035     ----         0.25    0.75      8.37      8.92

 Investor Trust
 --------------
 2009                  18.13   19.43        232,499      4,444,798     1.67         0.25    0.75     25.95     26.58
 2008                  14.40   15.35        252,640      3,767,968     0.86         0.25    0.75    (33.58)   (33.25)
 2007                  21.68   23.00        288,203      6,355,435     0.83         0.25    0.75      9.48     10.03
 2006                  19.80   20.90        303,456      6,045,653     0.48         0.25    0.75     12.15     12.71
 2005                  17.65   18.54        326,341      5,760,952     0.53         0.25    0.75      6.51      7.05

 New Discovery
 -------------
 2009                  10.02   10.82        218,777      2,205,211     ----         0.25    0.75     61.96     62.78
 2008                   6.19    6.65        229,488      1,424,280     ----         0.25    0.75    (39.78)   (39.48)
 2007                  10.28   10.99        270,267      2,781,991     ----         0.25    0.75      1.75      2.26
 2006                  10.10   10.74        253,942      2,566,782     ----         0.25    0.75     12.37     12.93
 2005                   8.99    9.51        234,111      2,103,987     ----         0.25    0.75      4.46      4.98

 Total Return
 ------------
 2009                  15.01   15.71        254,265      3,843,953     3.62         0.25    0.75     17.15     17.73
 2008                  12.81   13.35        265,066      3,408,549     2.93         0.25    0.75    (22.72)   (22.33)
 2007                  16.58   17.18        254,858      4,236,469     2.58         0.25    0.75      3.43      3.95
 2006                  16.03   16.53        251,886      4,040,650     2.20         0.25    0.75     11.06     11.62
 2005                  14.43   14.81        228,623      3,299,697     1.99         0.25    0.75      2.05      2.56

 High Income
 -----------
 2009                  16.91   18.12        154,199      2,657,617     8.21         0.25    0.75     44.46     45.18
 2008                  11.70   12.48        167,271      1,985,007     9.32         0.25    0.75    (29.03)   (28.67)
 2007                  16.49   17.50        194,803      3,236,518     6.94         0.25    0.75      1.00      1.51
 2006                  16.33   17.24        183,388      3,001,598     7.58         0.25    0.75      9.55     10.10
 2005                  14.90   15.66        163,910      2,442,825     6.43         0.25    0.75      1.39      1.90

 Research
 --------
 2009                   7.66    7.72        236,341      1,816,159     1.84         0.25    0.75     29.88     30.53
 2008                   5.90    5.92        213,819      1,261,061     ----         0.25    0.75    (42.40)   (41.27)
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

                                     FS-57

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 MFS, continued:
 Utilities
 ---------
 2009                   8.42    8.49          3,195         26,917     4.45         0.25    0.75     32.22     34.22
 2008                   6.37    6.39          1,953         12,438     ----         0.25    0.75    (39.84)   (37.37)
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Value
 -----
 2009                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Oppenheimer:
 Cap App
 -------
 2009                  10.68   10.68         22,456        239,851     0.32         0.75    0.75     43.44     43.44
 2008                   7.45    7.45         23,169        172,520     0.15         0.75    0.75    (45.93)   (45.93)
 2007                  13.77   13.99         19,444        267,766     0.16         0.25    0.75     13.29     13.86
 2006                  12.16   12.29          9,082        110,392     0.23         0.25    0.75      7.15      7.68
 2005                  11.34   11.41          3,391         38,473     ----         0.25    0.75      4.31      4.84

 Global Securities
 -----------------
 2009                  12.59   13.36        297,063      3,769,562     2.20         0.25    0.75     38.73     39.42
 2008                   9.08    9.58        299,981      2,734,106     1.65         0.25    0.75    (40.64)   (40.34)
 2007                  15.29   16.06        376,412      5,763,109     1.26         0.25    0.75      5.52      6.05
 2006                  14.49   15.15        322,268      4,672,148     5.89         0.25    0.75     16.82     17.40
 2005                  12.41   12.90        269,990      3,349,729     0.82         0.25    0.75     13.45     14.02

 Growth & Income
 ---------------
 2009                   8.64    9.16        323,076      2,804,948     1.85         0.25    0.75     27.33     27.97
 2008                   6.79    7.16        323,190      2,201,023     1.57         0.25    0.75    (38.93)   (38.62)
 2007                  11.11   11.66        361,156      4,021,384     0.97         0.25    0.75      3.64      4.16
 2006                  10.72   11.19        325,417      3,490,899     1.02         0.25    0.75     14.17     14.74
 2005                   9.39    9.75        313,134      2,941,283     1.33         0.25    0.75      5.18      5.71

                                     FS-58

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 Seligman:
 Comm & Info
 -----------
 2009                  13.39   13.98         30,137        408,026     ----         0.25    0.75     58.19     58.98
 2008                   8.46    8.80         36,343        310,300     ----         0.25    0.75    (36.86)   (36.54)
 2007                  13.41   13.86         34,408        463,588     ----         0.25    0.75     14.25     14.82
 2006                  11.73   12.07         31,499        370,536     ----         0.25    0.75     21.11     21.71
 2005                   9.69    9.92         28,390        275,050     ----         0.25    0.75      6.72      7.26

 Smaller Cap
 -----------
 2009                  16.96   17.71        204,691      3,492,126     ----         0.25    0.75     34.08     34.76
 2008                  12.65   13.14        217,908      2,764,002     ----         0.25    0.75    (40.04)   (39.73)
 2007                  21.09   21.81        294,215      6,213,999     ----         0.25    0.75      3.18      3.70
 2006                  20.44   21.03        259,133      5,301,972     ----         0.25    0.75     20.09     20.69
 2005                  17.02   17.43        227,662      3,875,528    11.09         0.25    0.75     (4.84)    (4.37)

 Summit:
 EAFE Intl.
 ----------
 2009                  17.06   17.64        176,876      3,029,768     2.44         0.25    0.75     26.90     27.53
 2008                  13.45   13.83        150,486      2,027,616     3.54         0.25    0.75    (43.11)   (42.83)
 2007                  23.64   24.20        119,633      2,831,628     1.10         0.25    0.75      9.27      9.82
 2006                  21.63   22.03         70,883      1,534,296     1.52         0.25    0.75     24.63     25.25
 2005                  17.36   17.59         45,639        792,225     0.46         0.25    0.75     11.73     12.29

 Barclays
 --------
 2009                  12.53   12.96        156,130      1,962,402     5.02         0.25    0.75      3.81      4.33
 2008                  12.07   12.42        135,823      1,641,820     4.55         0.25    0.75      5.76      6.29
 2007                  11.41   11.68        108,621      1,240,358     4.12         0.25    0.75      6.62      7.16
 2006                  10.71   10.90         89,894        962,468     3.88         0.25    0.75      2.87      3.38
 2005                  10.41   10.55         67,086        698,173     3.02         0.25    0.75      0.81      1.32

 S&P 500
 -------
 2009                  19.05   20.42      1,076,304     21,160,408     2.06         0.25    0.75     25.17     25.79
 2008                  15.22   16.23      1,117,335     17,341,058     3.24         0.25    0.75    (37.56)   (37.24)
 2007                  24.38   25.87      1,176,507     29,018,310     1.50         0.25    0.75      4.35      4.88
 2006                  23.36   24.66      1,240,857     29,135,567     1.39         0.25    0.75     14.50     15.08
 2005                  20.40   21.43      1,268,533     25,880,986     1.44         0.25    0.75      3.74      4.26

 Nasdaq 100
 ----------
 2009                   4.50    4.80        717,288      3,256,154     0.09         0.25    0.75     52.36     53.13
 2008                   2.96    3.13        776,865      2,305,265     0.05         0.25    0.75    (42.33)   (42.04)
 2007                   5.12    5.40        780,136      4,008,899     1.19         0.25    0.75     17.61     18.20
 2006                   4.36    4.57        792,770      3,458,436     0.13         0.25    0.75      5.87      6.40
 2005                   4.12    4.30        821,903      3,382,574     ----         0.25    0.75      0.54      1.05

                                     FS-59

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 Summit, continued:
 Russell
 -------
 2009                  12.30   13.23        350,441      4,353,375     0.62         0.25    0.75     25.26     25.89
 2008                   9.82   10.51        348,207      3,442,387     2.03         0.25    0.75    (34.46)   (34.13)
 2007                  14.98   15.96        343,824      5,168,119     0.62         0.25    0.75     (2.93)    (2.44)
 2006                  15.43   16.36        319,826      4,946,023     0.58         0.25    0.75     16.73     17.31
 2005                  13.22   13.94        284,640      3,763,785     0.44         0.25    0.75      3.24      3.75

 Midcap 400
 ----------
 2009                  18.61   19.56        480,705      9,004,679     0.93         0.25    0.75     35.36     36.04
 2008                  13.75   14.38        494,601      6,824,773     2.15         0.25    0.75    (37.11)   (36.79)
 2007                  21.86   22.75        567,266     12,422,156     0.91         0.25    0.75      6.58      7.11
 2006                  20.51   21.24        538,164     11,046,592     0.82         0.25    0.75      8.90      9.45
 2005                  18.83   19.40        472,049      8,889,633     0.47         0.25    0.75     11.11     11.66

 Zenith
 ------
 2009                  18.50   19.82        362,694      6,871,908     2.18         0.25    0.75     24.47     25.09
 2008                  14.86   15.85        351,462      5,319,297     2.53         0.25    0.75    (39.94)   (39.64)
 2007                  24.74   26.25        337,459      8,453,456     1.35         0.25    0.75      0.64      1.15
 2006                  24.59   25.96        307,745      7,605,035     1.31         0.25    0.75     22.21     22.82
 2005                  20.12   21.13        278,553      5,603,973     1.44         0.25    0.75      6.12      6.65

 Balanced
 --------
 2009                  11.98   12.84         66,290        813,029     2.43         0.25    0.75     17.53     18.12
 2008                  10.19   10.87         76,409        795,111     3.10         0.25    0.75    (22.13)   (21.74)
 2007                  13.09   13.89         88,600      1,173,891     2.76         0.25    0.75      6.22      6.75
 2006                  12.33   13.01         85,899      1,065,427     2.33         0.25    0.75     10.19     10.74
 2005                  11.19   11.75         79,992        894,822     2.52         0.25    0.75      2.27      2.78

 Natural Resources
 -----------------
 2009                   8.80    8.92        123,703      1,090,441     0.31         0.25    0.75     30.09     30.75
 2008                   6.77    6.82         45,854        310,610     0.28         0.25    0.75    (40.49)   (40.19)
 2007                  11.37   11.41         27,481        312,592     ----         0.25    0.75     13.73     14.11
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Inflation
 ---------
 2009                  10.10   10.19         85,292        864,102     0.48         0.25    0.75      6.82      7.35
 2008                   9.46    9.49         48,348        457,347     2.62         0.25    0.75     (6.83)    (5.74)
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

                                     FS-60

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 Summit, continued:
 Aggressive
 ----------
 2009                   8.80    8.87            637          6,120     0.82         0.25    0.75      2.32     19.19
 2008                   7.38    7.38            385          2,840     2.49         0.75    0.75      3.77      3.77
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Conservative
 ------------
 2009                   9.67    9.75          3,404         32,959     0.74         0.25    0.75     11.56     12.12
 2008                   8.66    8.69          5,517         47,816     2.23         0.25    0.75     (8.94)     4.82
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Target
 ------
 2009                   8.85    8.85          1,497         13,258     0.71         0.75    0.75     16.17     16.17
 2008                   7.62    7.62          3,143         23,953     2.42         0.75    0.75    (21.58)   (21.58)
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Calvert:
 Income
 ------
 2009                  10.77   10.91        387,002      4,181,452     5.21         0.25    0.75     19.88     20.48
 2008                   8.98    9.06        493,378      4,437,875    39.14         0.25    0.75    (12.30)   (11.67)
 2007                  10.24   10.28          6,078         62,257     4.32         0.25    0.75      2.43      2.77
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Social Equity
 -------------
 2009                   8.80    8.87             69            612     0.36         0.25    0.75     15.63     30.54
 2008                   6.60    6.60             61            399     ----         0.75    0.75    (36.62)   (36.62)
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Balanced
 --------
 2009                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

                                     FS-61

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 Calvert, continued:
 International
 -------------
 2009                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Ameritas:
 Core Strat
 ----------
 2009                   8.51    8.63        254,806      2,180,676     1.51         0.25    0.75     42.37     43.08
 2008                   5.98    6.03        201,498      1,205,141     1.96         0.25    0.75    (40.86)   (40.56)
 2007                  10.11   10.14         22,743        229,990     0.50         0.25    0.75      1.08      1.42
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Growth
 ------
 2009                  24.99   24.99           ----           ----     ----         0.70    0.70     18.89     18.89
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Value
 -----
 2009                  15.39   15.39           ----           ----     ----         0.70    0.70     13.80     13.80
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Money Market
 ------------
 2009                   1.00    1.00           ----           ----     0.55         0.70    0.70      0.14      0.14
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Small Cap
 ---------
 2009                  13.35   13.40         22,604        303,238     0.11         0.25    0.75     28.25     33.48
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

                                     FS-62

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 Ameritas, continued:
 Small Co.
 ---------
 2009                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Fidelity:
 Contrafund SC2
 --------------
 2009                   8.56    8.68        107,018        919,178     1.57         0.25    0.75     34.70     35.37
 2008                   6.36    6.41         73,471        467,729     1.20         0.25    0.75    (42.95)   (42.66)
 2007                  11.14   11.18         28,113        313,380     0.66         0.25    0.75     11.44     11.81
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Equity Inc. SC2
 ---------------
 2009                   7.02    7.12         24,108        170,385     1.78         0.25    0.75     29.24     29.88
 2008                   5.43    5.48         43,727        237,772     3.20         0.25    0.75    (43.08)   (42.80)
 2007                   9.55    9.58         18,167        173,532     1.18         0.25    0.75     (4.53)    (4.20)
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 High Inc. SC2
 -------------
 2009                  10.48   10.62         89,186        936,939    10.08         0.25    0.75     42.88     43.60
 2008                   7.34    7.40         53,522        392,815    21.57         0.25    0.75    (25.55)   (25.17)
 2007                   9.85    9.89          2,836         27,947     4.82         0.25    0.75     (1.45)    (1.12)
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Bond IC
 -------
 2009                  13.60   13.60           ----           ----     ----         0.70    0.70      6.43      6.43
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Mid Cap IC
 ----------
 2009                  13.04   13.08         38,762        507,648     0.96         0.25    0.75     25.29     29.52
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

                                     FS-63

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 Fidelity, continued:
 Overseas IC
 -----------
 2009                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Strategic IC
 ------------
 2009                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Third Avenue:
 Value
 -----
 2009                   7.13    7.23        131,913        944,942     ----         0.25    0.75     44.26     44.99
 2008                   4.95    4.99        111,177        550,010     1.40         0.25    0.75    (44.08)   (43.80)
 2007                   8.84    8.87         16,181        143,131     0.30         0.25    0.75    (11.57)   (11.27)
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 T. Rowe:
 Blue Chip
 ---------
 2009                   8.65    8.72        282,201      2,446,071     ----         0.25    0.75     40.73     41.44
 2008                   6.15    6.17        240,288      1,477,374     0.19         0.25    0.75    (39.86)   (39.31)
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Equity Income
 -------------
 2009                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

                                     FS-64

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                   At December 31                         For the Periods Ended December 31
                   ----------------------------------------------- -------------------------------------------------
                                                                       Inv.
                         Unit                         Net Assets      Income        Expense           Total
                       Value ($)         Units            ($)         Ratio %        Ratio %          Return %
                   ----------------- -------------- -------------- ------------ --------------- --------------------
                     Min      Max                                                 Min      Max      Min      Max
 Pimco:
 Total Return
 ------------
 2009                  10.91   10.95        179,420      1,958,272     2.87         0.25    0.75      8.34      9.24
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

 Ivy:
 Science
 -------
 2009                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2008                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----         ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----         ----    ----      ----      ----

6.  CHANGES IN UNITS OUTSTANDING
--------------------------------
The change in units outstanding for the periods ended December 31, were as follows:

                                                        2009                  2008
                                               ---------------------  ---------------------
     Alger:
     Capital App
     -----------
     Units issued                                         37,569                 47,507
     Units redeemed                                      (30,319)               (15,445)
                                               ---------------------  ---------------------
     Net increase(decrease)                                7,250                 32,062
                                               =====================  =====================

     Mid Cap
     -------
     Units issued                                         38,519                 79,499
     Units redeemed                                      (77,689)               (48,393)
                                               ---------------------  ---------------------
     Net increase(decrease)                              (39,170)                31,106
                                               =====================  =====================

     Balanced
     --------
     Units issued                                             13                   ----
     Units redeemed                                           (5)                  ----
                                               ---------------------  ---------------------
     Net increase(decrease)                                    8                   ----
                                               =====================  =====================

     American Century:
     Income & Growth
     ---------------
     Units issued                                         22,786                 31,874
     Units redeemed                                      (22,401)               (30,716)
                                               ---------------------  ---------------------
     Net increase(decrease)                                  385                  1,158
                                               =====================  =====================

                                     FS-65

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2009                   2008
                                               ---------------------   --------------------
     American Century, continued:
     Value
     -----
     Units issued                                         34,273                 50,614
     Units redeemed                                      (50,585)               (74,226)
                                               --------------------   ---------------------
     Net increase(decrease)                              (16,312)               (23,612)
                                               ====================   =====================

     Mid Cap Value
     -------------
     Units issued                                         14,078                 44,212
     Units redeemed                                      (41,299)                (4,232)
                                               --------------------   ---------------------
     Net increase(decrease)                              (27,221)                39,980
                                               ====================   =====================

     International
     -------------
     Units issued                                         13,354                 16,333
     Units redeemed                                       (3,837)                (4,475)
                                               --------------------   ---------------------
     Net increase(decrease)                                9,517                 11,858
                                               ====================   =====================

     Scudder:
     Capital Growth
     --------------
     Units issued                                         47,784                 52,286
     Units redeemed                                      (65,413)               (78,231)
                                               --------------------   ---------------------
     Net increase(decrease)                              (17,629)               (25,945)
                                               ====================   =====================

     International
     -------------
     Units issued                                         56,294                 71,705
     Units redeemed                                      (91,185)               (95,166)
                                               --------------------   ---------------------
     Net increase(decrease)                              (34,891)               (23,461)
                                               ====================   =====================

     Money Market
     ------------
     Units issued                                        179,395                343,625
     Units redeemed                                     (173,087)              (270,824)
                                               --------------------   ---------------------
     Net increase(decrease)                                6,308                 72,801
                                               ====================   =====================

     Mid Value
     ---------
     Units issued                                         47,511                 44,887
     Units redeemed                                      (13,034)                (2,207)
                                               --------------------   ---------------------
     Net increase(decrease)                               34,477                 42,680
                                               ====================   =====================

     Global
     ------
     Units issued                                         15,140                 40,585
     Units redeemed                                      (14,203)                (4,459)
                                               --------------------   ---------------------
     Net increase(decrease)                                  937                 36,126
                                               ====================   =====================
                                     FS-66

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2009                   2008
                                               ---------------------  ---------------------
     Franklin Templeton:
     Growth Securities
     -----------------
     Units issued                                          7,048                  4,378
     Units redeemed                                       (2,661)                (2,139)
                                               --------------------   ---------------------
     Net increase(decrease)                                4,387                  2,239
                                               ====================   =====================

     Foreign Securities
     ------------------
     Units issued                                          7,816                 33,307
     Units redeemed                                      (49,468)              (177,254)
                                               --------------------   ---------------------
     Net increase(decrease)                              (41,652)              (143,947)
                                               ====================   =====================

     Income
     ------
     Units issued                                           ----                   ----
     Units redeemed                                         ----                   ----
                                               --------------------   ---------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================   =====================

     AIM:
     Balance
     -------
     Units issued                                           ----                    468
     Units redeemed                                         (208)                (1,271)
                                               --------------------   ---------------------
     Net increase(decrease)                                 (208)                  (803)
                                               ====================   =====================

     Basic Value
     -----------
     Units issued                                          4,429                  4,494
     Units redeemed                                       (1,333)                (1,805)
                                               ---------------------  ---------------------
     Net increase(decrease)                                3,096                  2,689
                                               ====================   =====================

     Capital Appreciation
     --------------------
     Units issued                                         50,339                 43,507
     Units redeemed                                      (60,965)              (110,937)
                                               ---------------------  ---------------------
     Net increase(decrease)                              (10,626)               (67,430)
                                               =====================  =====================

     Intl Growth
     -----------
     Units issued                                         23,892                 11,445
     Units redeemed                                         (678)                (1,457)
                                               ---------------------  ---------------------
     Net increase(decrease)                               23,214                  9,988
                                               =====================  =====================

     Global
     ------
     Units issued                                         37,577                   ----
     Units redeemed                                       (4,148)                  ----
                                               ---------------------  ---------------------
     Net increase(decrease)                               33,429                   ----
                                               =====================  =====================
                                     FS-67

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2009                   2008
                                               ---------------------  ---------------------
     AIM, continued:
     Small Cap
     ---------
     Units issued                                           ----                   ----
     Units redeemed                                         ----                   ----
                                               ---------------------  ---------------------
     Net increase(decrease)                                 ----                   ----
                                               =====================  =====================

     Van Kampen:
     Core+Fixed
     ----------
     Units issued                                         18,578                 22,368
     Units redeemed                                      (17,990)               (33,292)
                                               ---------------------  ---------------------
     Net increase(decrease)                                  588                (10,924)
                                               =====================  =====================

     U.S. Real Estate
     ----------------
     Units issued                                         22,478                 36,647
     Units redeemed                                      (35,854)               (23,850)
                                               ---------------------  ---------------------
     Net increase(decrease)                              (13,376)                12,797
                                               =====================  =====================

     Emerging Markets
     ----------------
     Units issued                                         52,015                 88,821
     Units redeemed                                      (33,804)                (5,345)
                                               ---------------------  ---------------------
     Net increase(decrease)                               18,211                 83,476
                                               =====================  =====================

     Neuberger Berman:
     Regency
     -------
     Units issued                                          2,492                 10,297
     Units redeemed                                         (973)                  (112)
                                               --------------------   ---------------------
     Net increase(decrease)                                1,519                 10,185
                                               ====================   =====================

     Guardian
     --------
     Units issued                                         21,621                 33,119
     Units redeemed                                      (39,184)               (61,222)
                                               --------------------   ---------------------
     Net increase(decrease)                              (17,563)               (28,103)
                                               ====================   =====================

     MFS:
     Growth
     ------
     Units issued                                         72,053                 47,543
     Units redeemed                                     (108,068)               (81,342)
                                               --------------------   ---------------------
     Net increase(decrease)                              (36,015)               (33,799)
                                               ====================   =====================

     Investor Trust
     --------------
     Units issued                                         55,852                 66,303
     Units redeemed                                      (75,993)              (101,866)
                                               ---------------------  ---------------------
     Net increase(decrease)                              (20,141)               (35,563)
                                               =====================  =====================
                                     FS-68

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                    2008
                                               -------------------    ---------------------
     MFS, continued:
     New Discovery
     -------------
     Units issued                                         27,804                 29,980
     Units redeemed                                      (38,515)               (70,759)
                                               -------------------    ---------------------
     Net increase(decrease)                              (10,711)               (40,779)
                                               ===================    =====================

     Total Return
     ------------
     Units issued                                         36,608                 54,831
     Units redeemed                                      (47,409)               (44,623)
                                               -------------------    ---------------------
     Net increase(decrease)                              (10,801)                10,208
                                               ===================    =====================

     High Income
     -----------
     Units issued                                         21,229                 29,585
     Units redeemed                                      (34,301)               (57,117)
                                               -------------------    ---------------------
     Net increase(decrease)                              (13,072)               (27,532)
                                               ===================    =====================

     Research
     --------
     Units issued                                        106,543                225,314
     Units redeemed                                      (84,021)               (11,495)
                                               -------------------    ---------------------
     Net increase(decrease)                               22,522                213,819
                                               ===================    =====================

     Utilities
     ---------
     Units issued                                          1,414                  2,173
     Units redeemed                                         (172)                  (220)
                                               -------------------    ---------------------
     Net increase(decrease)                                1,242                  1,953
                                               ===================    =====================

     Value
     -----
     Units issued                                           ----                   ----
     Units redeemed                                         ----                   ----
                                               -------------------    ---------------------
     Net increase(decrease)                                 ----                   ----
                                               ===================    =====================

     Oppenheimer:
     Cap App
     -------
     Units issued                                          7,857                 13,678
     Units redeemed                                       (8,570)                (9,953)
                                               -------------------    ---------------------
     Net increase(decrease)                                 (713)                 3,725
                                               ===================    =====================

     Global Securities
     -----------------
     Units issued                                         49,102                 54,829
     Units redeemed                                      (52,020)              (131,260)
                                               -------------------    ---------------------
     Net increase(decrease)                               (2,918)               (76,431)
                                               ===================    =====================
                                     FS-69

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2009                   2008
                                               ---------------------  ---------------------
     Oppenheimer, continued:
     Growth & Income
     ---------------
     Units issued                                         33,742                 50,199
     Units redeemed                                      (33,856)               (88,165)
                                               ---------------------   --------------------
     Net increase(decrease)                                 (114)               (37,966)
                                               =====================   ====================

     Seligman:
     Comm & Info
     -----------
     Units issued                                          6,314                 13,119
     Units redeemed                                      (12,520)               (11,184)
                                               ---------------------   --------------------
     Net increase(decrease)                               (6,206)                 1,935
                                               =====================   ====================

     Smaller Cap
     -----------
     Units issued                                         34,450                 38,636
     Units redeemed                                      (47,667)              (114,943)
                                               ---------------------   --------------------
     Net increase(decrease)                              (13,217)               (76,307)
                                               =====================   ====================

     Summit:
     EAFE Intl.
     ----------
     Units issued                                         49,074                 56,492
     Units redeemed                                      (22,684)               (25,639)
                                               ---------------------   --------------------
     Net increase(decrease)                               26,390                 30,853
                                               =====================   ====================

     Barclays
     --------
     Units issued                                         56,357                 58,851
     Units redeemed                                      (36,050)               (31,649)
                                               ---------------------   --------------------
     Net increase(decrease)                               20,307                 27,202
                                               =====================   ====================

     S&P 500
     -------
     Units issued                                        213,674                179,684
     Units redeemed                                     (254,705)              (238,856)
                                               ---------------------   --------------------
     Net increase(decrease)                              (41,031)               (59,172)
                                               =====================   ====================

     Nasdaq 100
     ----------
     Units issued                                        105,480                115,227
     Units redeemed                                     (165,057)              (118,498)
                                               ---------------------   --------------------
     Net increase(decrease)                              (59,577)                (3,271)
                                               =====================   ====================

     Russell
     -------
     Units issued                                         48,847                 59,241
     Units redeemed                                      (46,613)               (54,858)
                                               ---------------------   --------------------
     Net increase(decrease)                                2,234                  4,383
                                               =====================   ====================
                                     FS-70

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                     2008
                                               --------------------    --------------------
     Summit, continued:
     Midcap 400
     ----------
     Units issued                                         57,499                 57,833
     Units redeemed                                      (71,395)              (130,498)
                                               --------------------    --------------------
     Net increase(decrease)                              (13,896)               (72,665)
                                               ====================    ====================

     Zenith
     ------
     Units issued                                         75,329                101,943
     Units redeemed                                      (64,097)               (87,940)
                                               --------------------    --------------------
     Net increase(decrease)                               11,232                 14,003
                                               ====================    ====================

     Balanced
     --------
     Units issued                                         12,803                 13,834
     Units redeemed                                      (22,922)               (26,025)
                                               --------------------    --------------------
     Net increase(decrease)                              (10,119)               (12,191)
                                               ====================    ====================

     Natural Resources
     -----------------
     Units issued                                        107,289                 42,473
     Units redeemed                                      (29,440)               (24,100)
                                               --------------------    --------------------
     Net increase(decrease)                               77,849                 18,373
                                               ====================    ====================

     Inflation
     ---------
     Units issued                                         57,254                 56,245
     Units redeemed                                      (20,310)                (7,897)
                                               --------------------    --------------------
     Net increase(decrease)                               36,944                 48,348
                                               ====================    ====================

     Aggressive
     ----------
     Units issued                                          2,716                    390
     Units redeemed                                       (2,464)                    (5)
                                               --------------------    --------------------
     Net increase(decrease)                                  252                    385
                                               ====================    ====================

     Conservative
     ------------
     Units issued                                          5,573                  6,043
     Units redeemed                                       (7,686)                  (526)
                                               --------------------    --------------------
     Net increase(decrease)                               (2,113)                 5,517
                                               ====================    ====================

     Target
     ------
     Units issued                                          1,079                  3,223
     Units redeemed                                       (2,725)                   (80)
                                               --------------------    --------------------
     Net increase(decrease)                               (1,646)                 3,143
                                               ====================    ====================
                                     FS-71

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                     2008
                                               --------------------    --------------------
     Calvert:
     Income
     ------
     Units issued                                         72,347                516,846
     Units redeemed                                     (178,723)               (29,546)
                                               --------------------    --------------------
     Net increase(decrease)                             (106,376)               487,300
                                               ====================    ====================

     Social Equity
     -------------
     Units issued                                            113                     72
     Units redeemed                                         (105)                   (11)
                                               --------------------    --------------------
     Net increase(decrease)                                    8                     61
                                               ====================    ====================

     Balanced
     --------
     Units issued                                           ----                   ----
     Units redeemed                                         ----                   ----
                                               --------------------    --------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================    ====================

     International
     -------------
     Units issued                                           ----                   ----
     Units redeemed                                         ----                   ----
                                               --------------------    --------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================    ====================

     Ameritas:
     Core Strat
     ----------
     Units issued                                        102,090                194,951
     Units redeemed                                      (48,782)               (16,196)
                                               --------------------    --------------------
     Net increase(decrease)                               53,308                178,755
                                               ====================    ====================

     Growth
     ------
     Units issued                                              7                   ----
     Units redeemed                                           (7)                  ----
                                               --------------------    --------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================    ====================

     Value
     -----
     Units issued                                             17                   ----
     Units redeemed                                          (17)                  ----
                                               --------------------    --------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================    ====================

     Money Market
     ------------
     Units issued                                         35,027                   ----
     Units redeemed                                      (35,027)                  ----
                                               --------------------    --------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================    ====================
                                     FS-72

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2009                    2008
                                               --------------------    --------------------
     Ameritas, continued:
     Small Cap
     ---------
     Units issued                                         24,918                   ----
     Units redeemed                                       (2,314)                  ----
                                               --------------------    --------------------
     Net increase(decrease)                               22,604                   ----
                                               ====================    ====================

     Small Co.
     ---------
     Units issued                                           ----                   ----
     Units redeemed                                         ----                   ----
                                               --------------------    --------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================    ====================

     Fidelity:
     Contrafund SC2
     --------------
     Units issued                                         47,039                 89,000
     Units redeemed                                      (13,492)               (43,642)
                                               --------------------    --------------------
     Net increase(decrease)                               33,547                 45,358
                                               ====================    ====================

     Equity Inc. SC2
     ---------------
     Units issued                                         19,433                 57,648
     Units redeemed                                      (39,052)               (32,088)
                                               --------------------    --------------------
     Net increase(decrease)                              (19,619)                25,560
                                               ====================    ====================

     High Inc. SC2
     -------------
     Units issued                                         53,613                 55,333
     Units redeemed                                      (17,949)                (4,647)
                                               --------------------    --------------------
     Net increase(decrease)                               35,664                 50,686
                                               ====================    ====================

     Bond IC
     -------
     Units issued                                              9                   ----
     Units redeemed                                           (9)                  ----
                                               --------------------    --------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================    ====================

     Mid Cap IC
     ----------
     Units issued                                         41,252                   ----
     Units redeemed                                       (2,489)                  ----
                                               --------------------    --------------------
     Net increase(decrease)                               38,763                   ----
                                               ====================    ====================

     Overseas IC
     -----------
     Units issued                                           ----                   ----
     Units redeemed                                         ----                   ----
                                               --------------------    --------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================    ====================
                                     FS-73

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2009                    2008
                                               --------------------    --------------------
     Fidelity, continued:
     Strategic IC
     ------------
     Units issued                                           ----                   ----
     Units redeemed                                         ----                   ----
                                               --------------------    --------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================    ====================

     Third Avenue:
     Value
     -----
     Units issued                                         50,718                107,460
     Units redeemed                                      (29,982)               (12,464)
                                               --------------------    --------------------
     Net increase(decrease)                               20,736                 94,996
                                               ====================    ====================

     T. Rowe:
     Blue Chip
     ---------
     Units issued                                        115,059                255,208
     Units redeemed                                      (73,146)               (14,920)
                                               --------------------    --------------------
     Net increase(decrease)                               41,913                240,288
                                               ====================    ====================

     Equity Income
     -------------
     Units issued                                           ----                   ----
     Units redeemed                                         ----                   ----
                                               --------------------    --------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================    ====================

     Pimco:
     Total Return
     ------------
     Units issued                                        184,537                   ----
     Units redeemed                                       (5,117)                  ----
                                               --------------------    --------------------
     Net increase(decrease)                              179,420                   ----
                                               ====================    ====================

     Ivy:
     Science
     -------
     Units issued                                           ----                   ----
     Units redeemed                                         ----                   ----
                                               --------------------    --------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================    ====================

                          Independent Auditors' Report

To the Board of Directors
The Union Central Life Insurance Company
Cincinnati, Ohio

We have audited the accompanying balance sheets - statutory basis of The Union Central Life Insurance Company (the Company), a wholly-owned subsidiary of Ameritas Life Insurance Corp., which is an indirect wholly-owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2009 and 2008, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska in 2009 and by the Ohio Insurance Department in 2008 and 2007, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of The Union Central Life Insurance Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory basis of The Union Central Life Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, on the basis of accounting described in Note 1.

As discussed in Note 1 to the statutory basis financial statements, the Company changed its method of accounting and reporting for the admissibility of deferred tax assets in 2009.


/s/ Deloitte & Touche LLP

Omaha, Nebraska
April 8, 2010

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                        Balance Sheets - Statutory Basis

                                                                                        December 31,
                                                                             ---------------------------------
                                                                                  2009                2008
                                                                             -------------       -------------
                                                                                       (000's Omitted)
                        ADMITTED ASSETS
Bonds                                                                        $   3,801,766       $   3,451,144
Preferred stocks                                                                        --             121,334
Common stocks                                                                       22,378              49,726
Mortgage loans                                                                     553,974             551,040
Real estate
     Properties occupied by the Company                                             12,114              12,794
     Properties held for the production of income                                      234                 234
Cash, cash equivalents and short-term investments                                   93,117             104,674
Loans on insurance contracts                                                       165,447             154,527
Other investments                                                                   33,169              22,507
                                                                             -------------       -------------
     Total Cash and Invested Assets                                              4,682,199           4,467,980

Investment income due and accrued                                                   50,402              48,639
Deferred and uncollected premiums                                                   36,443              32,397
Federal income tax recoverable                                                       1,107               2,270
Net deferred income tax assets                                                      50,978              24,188
Other admitted assets                                                               84,574              69,327
Separate account assets                                                          1,837,440           1,665,780
                                                                             -------------       -------------
     Total Admitted Assets                                                   $   6,743,143       $   6,310,581
                                                                             =============       =============

         LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies                              $   4,264,250       $   4,131,659
Deposit-type funds                                                                 129,743             124,602
Reserves for unpaid claims                                                           5,959              20,004
Dividends payable to policyholders                                                  10,650              11,874
Interest maintenance reserve                                                        12,017                  --
Accrued commissions, expenses and insurance taxes                                   37,111              55,792
Accrued separate account transfers                                                 (17,371)           (19,174)
Asset valuation reserve                                                              7,672               4,739
Other liabilities                                                                   54,795              48,328
Separate account liabilities                                                     1,837,440           1,665,780
                                                                             -------------       -------------
       Total Liabilities                                                         6,342,266           6,043,604
                                                                             -------------       -------------

Common stock, par value $1.00 per share, 10,000,000 shares
     authorized, 2,500,000 shares issued and outstanding                             2,500               2,500
Additional paid in capital                                                         240,304              80,000
Surplus notes                                                                       49,854              74,845
Special surplus - additional deferred tax asset                                     34,178                  --
Unassigned surplus                                                                  74,041             109,632
                                                                             -------------       -------------
       Total Capital and Surplus                                                   400,877             266,977
                                                                             -------------       -------------
       Total Liabilities, Capital and Surplus                                $   6,743,143       $   6,310,581
                                                                             =============       =============

The accompanying notes are an integral part of the statutory basis financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
   Summary of Operations and Changes in Capital and Surplus - Statutory Basis

                                                                                    Year Ended December 31,
                                                                       ------------------------------------------------
                                                                           2009              2008             2007
                                                                       -------------    -------------     -------------
                                                                                        (000's Omitted)
Premiums and Other Revenue
   Premium income                                                      $     730,498    $     982,367     $     921,544
   Net investment income                                                     242,940          258,613           261,665
   Commissions and expense allowances on reinsurance ceded                    23,938           21,921            18,177
   Miscellaneous income                                                       27,791           47,217            51,534
                                                                       -------------    -------------     -------------
     Total Premiums and Other Revenue                                      1,025,167        1,310,118         1,252,920
                                                                       -------------    -------------     -------------

Expenses
   Benefits to policyholders                                                 820,499        1,035,116           921,835
   Change in reserves for life, accident and health policies                 130,087          111,413            73,617
   Commissions                                                                58,024           77,601            74,773
   General insurance expenses                                                148,574          188,003           169,243
   Taxes, licenses and fees                                                   13,528           17,018            15,854
   Net transfers to (from) separate accounts                                (193,216)        (111,500)          (16,789)
                                                                       -------------    -------------     -------------
     Total Expenses                                                          977,496        1,317,651         1,238,533
                                                                       -------------    -------------     -------------

     Gain (Loss) from Operations before Dividends, Federal Income
     Tax Expense (Benefit) and Net Realized Capital Losses                    47,671           (7,533)           14,387

   Dividends to policyholders                                                 11,018           12,249            11,860
                                                                       -------------    -------------     -------------

     Gain (Loss) from Operations before Federal Income Tax
     Expense (Benefit) and Net Realized Capital Losses                        36,653          (19,782)            2,527

   Federal income tax expense (benefit)                                       (3,443)           1,690            (2,871)
                                                                       -------------    -------------     -------------

     Gain (Loss) from Operations before Net Realized Capital Losses           40,096          (21,472)            5,398

   Net realized capital losses                                              (159,876)        (134,799)           (5,503)
                                                                       -------------    -------------     --------------

     Net Loss                                                               (119,780)        (156,271)             (105)

   Additional paid in capital
     Capital contribution from parent                                        160,304           75,000                --
   Surplus notes
     Surplus notes and amortization                                          (24,991)          25,009                 9
   Special surplus - additional deferred tax asset                            34,178               --                --
   Unassigned surplus
     Term coinsurance agreement                                               27,000               --                --
     Change in unrealized capital gains (losses)                              14,288          (27,774)           (8,957)
     Change in minimum pension liability                                         625            1,118               482
     Change in asset valuation reserve                                        (2,933)          32,392              (889)
     Prior year reserve errors                                                (2,503)           9,269             1,166
     Cumulative effect of change in accounting principle                      (4,095)              --                --
     Change in net deferred income taxes                                      18,507           66,920             4,950
     Pension merger                                                               --            7,062                --
     Change in valuation basis                                                    --            6,216                --
     Prior year unearned annualized commissions error                             --               --            (1,355)
     Change in non-admitted assets                                            33,237          (92,701)             (648)
     Other                                                                        63             (322)             (677)
                                                                       -------------    -------------     -------------
   Increase (Decrease) in Capital and Surplus                                133,900          (54,082)           (6,024)
   Capital and Surplus at the Beginning of the Year                          266,977          321,059           327,083
                                                                       -------------    -------------     -------------
     Capital and Surplus at the End of the Year                        $     400,877    $     266,977     $     321,059
                                                                       =============    =============     =============

The accompanying notes are an integral part of the statutory basis financial statements.

                                       3

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                   Statements of Cash Flows - Statutory Basis

                                                                                    Year Ended December 31,
                                                                       ------------------------------------------------
                                                                           2009              2008             2007
                                                                       -------------    -------------     -------------
                                                                                        (000's Omitted)

OPERATING ACTIVITIES
   Premium collected net of reinsurance                                $     730,450    $     982,290     $     898,598
   Net investment income received                                            257,365          262,848           262,420
   Miscellaneous income                                                      100,268           68,928            69,663
   Benefits paid to policyholders                                           (843,435)      (1,025,102)         (906,703)
   Commissions, expenses and taxes paid                                     (221,797)        (279,964)         (254,031)
   Dividends paid to policyholders                                           (12,242)         (11,940)          (11,886)
   Transfers from (to) separate accounts                                     172,749          125,621            23,942
   Federal income taxes received (paid)                                        4,607               (5)           12,629
   Other items, net                                                               --               --            19,738
                                                                       -------------    -------------     -------------

     Net Cash From Operating Activities                                      187,965          122,676           114,370
                                                                       -------------    -------------     -------------

INVESTING ACTIVITIES
   Proceeds from investments sold, matured or repaid                       1,553,333          609,166           792,649
   Cost of investments acquired                                           (1,909,834)        (711,563)         (896,116)
   Net change in loans on insurance contracts                                (10,635)          (2,361)           (3,268)
                                                                       -------------    -------------     -------------

     Net Cash From Investing Activities                                     (367,136)        (104,758)         (106,735)
                                                                       -------------    -------------     -------------

FINANCING ACTIVITIES
   Capital contribution                                                      160,304           75,000                --
   Surplus notes                                                             (25,000)          25,000                --
   Change in deposit-type funds                                                5,141           (8,761)            1,077
   Other miscellaneous, net                                                   27,169          (30,594)               --
                                                                       -------------    --------------    -------------

     Net Cash From Financing and Miscellaneous Activities                    167,614           60,645             1,077
                                                                       -------------    -------------     -------------

     Net Change in Cash, Cash Equivalents and Short-Term
       Investments                                                           (11,557)          78,563             8,712

     Cash, Cash Equivalents and Short-Term Investments
       - Beginning of Year                                                   104,674           26,111            17,399
                                                                       -------------    -------------     -------------

     Cash, Cash Equivalents and Short-Term Investments
       - End of Year                                                   $      93,117    $     104,674     $      26,111
                                                                       =============    =============     =============


Non-cash transactions reported in operating, investing and financing:
   Postretirement benefit plan merger as contributed by parent         $       8,254    $          --     $          --
   Cancelled surplus note as contributed by parent                     $      25,000    $          --     $          --

The accompanying notes are an integral part of the statutory basis financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

                 Notes to Financial Statements - Statutory Basis

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
The Union Central Life Insurance Company ("the Company" or "Union Central"), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of Ameritas Life Insurance Corp. ("ALIC"). ALIC is a wholly-owned subsidiary of Ameritas Holding Company ("AHC"), and AHC is a wholly-owned subsidiary of UNIFI Mutual Holding Company ("UNIFI").

On April 17, 2009, the Ohio Department of Insurance approved the Company becoming a wholly-owned subsidiary of ALIC. On April 22, 2009, the Insurance Department of the State of Nebraska approved the re-domestication of the Company from Ohio to Nebraska. Together, these two actions resulted in the reorganization of the Company as a Nebraska subsidiary of ALIC, effective April 22, 2009. In conjunction with this reorganization, on April 23, 2009, the Company received a $50,000,000 capital contribution from ALIC and an additional $50,000,000 capital contribution was received on June 17, 2009.

AHC also wholly-owns Summit Investment Advisors, Inc. ("SIA"), an advisor providing investment management services, and has an ownership percentage in Paycor, Inc., a payroll processing company.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

At December 31, 2009, the Company owned the following subsidiaries and affiliates, wholly or in part: 1) Summit Investment Partners, Inc., wholly-owned, a registered investment adviser; 2) PRBA, Inc., wholly-owned, the holding company of a pension administration company and 3) Union Central Mortgage Funding, Inc., wholly-owned, a mortgage banking business.

ALIC is an insurance company domiciled in the State of Nebraska. In addition to the Company, ALIC owns 100% of First Ameritas Life Insurance Corp. of New York ("First Ameritas"), a New York domiciled life insurance subsidiary and 100% of the Acacia Life Insurance Company ("Acacia"), a District of Columbia domiciled life insurance subsidiary. ALIC also owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly-owned subsidiary of Aviva USA (formerly AmerUs Life Insurance Company). Acacia is a 100% owner of Acacia Financial Corporation ("AFCO"), which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include the Acacia Federal Savings Bank, Acacia Realty Corporation, owner of real estate property, and the Calvert Group, Ltd., a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds.

On July 1, 2005, Union Central established a closed block of policies ("Closed Block") under an arrangement approved by the Ohio Department of Insurance, to protect the dividend paying rights of certain policyholders. The Closed Block became effective on January 1, 2006 ("Effective Date"). The policies included in the Closed Block are traditional dividend paying ordinary life policies, including whole life plans, limited pay plans, endowments, and some term policies, as well as policies which were eligible to be reinstated to dividend paying policies. Riders and dividend options on policies in the Closed Block are also included. The Closed Block is designed to provide reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of the policies included in the block until the block is no longer in effect.

On March 19, 2009, the Company received a $2,050,000 capital contribution from AHC.

On December 22, 2009, the Company received a $25,000,000 capital contribution from ALIC.

In December 2008, the Company received a $75,000,000 capital contribution from its parent company, Ameritas Holding Company.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and the management of funds accumulated for pre-retirement and retirement needs.

The Company is licensed to do business in all 50 states of the U.S. and the District of Columbia.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska in 2009 and the Ohio Insurance Department in 2008 and 2007 (collectively as "the Department").

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments.

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

         Investments:
         ------------
         Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classification according to the Company's ability and intent to hold the securities. Under GAAP, bonds designated at purchase as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

         Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, to be recognized in other comprehensive income.

         Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

         Investments in unaffiliated common stocks are carried at fair value based on their NAIC Securities Valuation Office ("SVO") valuation. Changes in the value of common stocks are reported as a change in net unrealized gains or losses in investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

         Subsidiaries are included as common stock carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

         Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses include self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

         Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control.

         Under NAIC SAP, valuation allowances are established through the asset valuation reserve for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loans effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

         Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. Under NAIC SAP, an "Asset valuation reserve" is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An asset valuation reserve is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pretax basis in the period the asset giving rise to the gain or loss is sold.

         Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability, and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

         Policy Acquisition Costs:
         -------------------------
         Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

         Unearned Revenue:
         -----------------
         Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Non-admitted Assets:
         --------------------
         Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the Balance Sheets, net of any valuation allowance.

         Universal Life and Annuity Policies:
         ------------------------------------
         Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyholder account balance and interest credited to the account values.

         Reserves for Life, Accident and Health Policies:
         ------------------------------------------------
         Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statues, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

         Policyholder Dividends:
         -----------------------
         Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

         Reinsurance:
         ------------
         Under NAIC SAP, policy and contract liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

         Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

         Certain reinsurance contracts that do not qualify for transfer of insurance risk under GAAP, and as such, are accounted for under the deposit method for GAAP, may qualify for transfer of insurance risk under NAIC SAP and accordingly, would be accounted for as reinsurance under NAIC SAP.

         Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs.

         Employee Benefits:
         ------------------
         Under NAIC SAP, a liability for pension benefits and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

         Federal Income Taxes:
         ---------------------
         NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets" and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Surplus Notes:
         --------------
         Surplus notes are reported as surplus under NAIC SAP, and would be a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

         Cash, Cash Equivalents and Short-Term Investments:
         --------------------------------------------------
         Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash, cash equivalents and short-term investments balances include investments with initial maturities of three months or less.

         Comprehensive Income:
         ---------------------
         Comprehensive income and its components are not presented under NAIC
SAP.

Significant NAIC statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of noninsurance subsidiaries and affiliates in which the Company has an interest of 10% or more are reported equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank common stock is recorded at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve ("AVR").

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method.

Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

The carrying amount of limited partnerships reflects the underlying GAAP equity of the limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investment in limited partnerships is recorded in "Other investments" in the Balance Sheets. The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire monthly until December 1, 2010. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $14,213,000 and $1,922,000 at December 31, 2009 and 2008,
respectively.

The call options are carried at their fair value, and are reflected in "Other investments" in the Balance Sheets. The liabilities for the hedged insurance contracts are adjusted based on the fair value of the related embedded derivatives, and are reflected in "Deposit-type funds" in the Balance Sheets. Changes in the fair value of expired call options are reflected in "Net investment income" in the Summary of Operations and Changes in Capital and Surplus, and totaled $(1,450,000), $(10,596,000) and $5,943,000 for the years ended December 31, 2009, 2008 and 2007, respectively. Changes in the fair value of open call options are reflected in "Change in unrealized capital gains (losses)" in the Summary of Operations and Changes in Capital and Surplus, and totaled $8,985,000, $(5,142,000) and $(6,232,000) for the years ended December
31, 2009, 2008 and 2007, respectively. Adjustments to the liabilities for hedged insurance contracts based on changes in the fair value of the call options are reflected in "Change in policy reserves" in the Summary of Operations and Changes in Capital and Surplus. The notional amount of the call options at December 31, 2009 and 2008 was $31,116,000 and $39,624,000, respectively.

In 2008, the Company began selling futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a pre-determined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. In 2009, the Company started buying and selling futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contract, but will receive or pay cash daily based on the movement of the underlying index or treasury note.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bill) is recorded as an asset by the Company and included in "Bonds" in the Balance Sheets. The book adjusted/carrying value of the collateral recorded at December 31, 2009 is $353,000.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in "Change in unrealized capital gains (losses)" and totaled $(465,000) and $17,000 for the years ended December 31, 2009 and 2008, respectively. The total variation margin on closed contracts is reflected in "Net investment income" and totaled $(724,000) and $221,000 for the years ended December 31, 2009 and 2008, respectively.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2009, 2008, and 2007, respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets and are charged directly to surplus. Non-admitted assets consist primarily of unaudited subsidiaries, advances to agents, furniture and equipment, a portion of deferred income tax assets, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual. In 2008, non-admitted assets also included a non-admitted receivable from AHC and disallowed negative IMR. Total non-admitted assets were $173,421,000 and $240,836,000 at December 31, 2009 and 2008, respectively.

In addition, during 2007, the Company discovered that its commission system was not properly offsetting the expense allowances associated with branch office managers, which overstated unearned annualized commissions and understated expenses. The error was corrected in 2007 by reducing non-admitted assets and recording a direct charge to unassigned surplus of $1,355,000 in the Balance Sheet. However, there was no net impact on surplus as the change in non-admitted assets directly offsets the direct charge to unassigned surplus and is included in "Other" in the Summary of Operations and Changes in Capital and Surplus.

Furniture and Equipment
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. The admitted value of the Company's electronic data processing equipment and operating and nonoperating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $8,910,000 and $8,357,000, was $1,877,000 and $906,000, at December 31, 2009 and 2008,
respectively, and is recorded in "Other admitted assets" in the Balance Sheets. Electronic data processing equipment and operating software is depreciated using the straight line method over the lesser of its estimated useful life or three years. Non-operating software is depreciated using the straight line method over the lesser of its estimated useful life or five years. Other furniture and equipment is depreciated using the straight line method over the estimated useful life. Depreciation expense recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus in 2009, 2008 and 2007 was $2,752,000, $2,695,000 and $4,855,000, respectively.

Reserves for Life, Accident and Health Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional and flexible premium insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed and variable annuities are calculated using the Commissioner's Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. During the year ended December 31, 2009, the Company adopted a new actuarial standard for calculating variable annuity reserves in accordance with CARVM, referred to as VA CARVM. The impact of the VA CARVM adjustment did not have a significant impact on the financial results of the Company.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest for deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Reserve for Unpaid Claims
Reserves for unpaid claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known. These estimates are subject to the affects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Dividends
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Insurance in force receiving dividends accounted for 5.10%, 5.46% and 6.19% of total insurance in force at December 31, 2009, 2008 and 2007, respectively.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The interest maintenance reserve ("IMR") is calculated based on the prescribed method developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. If the IMR is negative (representing aggregate net losses), such negative amount is non-admitted. Amortization included in net investment income was $(646,000), $777,000 and $5,040,000 for 2009, 2008 and
2007, respectively.

Income Taxes
The Company's federal income tax return is filed on a stand alone basis beginning with the 2006 tax year. Beginning in 2011, the Company's taxes will be filed as part of the consolidated tax return with UNIFI.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for annuity contracts, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets and liabilities are carried at fair value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Recognition of Premium Revenues and Related Costs
For ordinary life insurance contracts and accident and health insurance contracts, premiums are recognized as revenues when premiums are due. For universal life insurance contracts and annuity considerations, revenues are recognized when premiums are received and consist of all premiums received. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

During 2009 and 2008, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular loan-backed and structured securities. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted bonds by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

Reclassifications
Certain prior year amounts have been reclassified to conform with the current year presentation. The reclassifications have no effect on total admitted assets, total liabilities, capital and surplus, and net loss. The reclassifications consist of the following:

                  Previously Reported In                                    Currently Reported In
     ---------------------------------------------            ------------------------------------------

     Balance Sheets - Statutory Basis:
     Common stock in subsidiaries and affiliates              Common stocks
     Preferred and other common stocks                        Common stocks
     Preferred and other common stocks                        Preferred stocks
     Receivable for securities                                Other investments
     Other liabilities                                        Accrued separate account transfers

     Summary of Operations and Changes in Capital and Surplus - Statutory Basis:
     Other income                                             Commissions and expense allowances on
                                                                reinsurance ceded
     Other income                                             Miscellaneous income
     Benefits and dividends                                   Benefits to policyholders
     Benefits and dividends                                   Net transfers to (from) separate accounts
     Benefits and dividends                                   Dividends to policyholders
     Operating expenses and commissions                       Commissions
     Operating expenses and commissions                       General insurance expenses
     Premiums and other insurance taxes                       Taxes, licenses and fees
     Group life and health reinsurance agreements             Other (Unassigned surplus)

     Statements of Cash Flows - Statutory Basis:
     Purchases of investments                                 Cost of investments acquired
                                                              Net change in loans on insurance contracts

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 10R, "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" ("SSAP No. 10R")
In November 2009, the NAIC issued SSAP No. 10R, which revises SSAP No. 10 "Income Taxes" to allow for increased admissibility thresholds for admitted deferred tax assets ("DTAs") for companies with risk-based capital ("RBC") that exceeds either the trend test for those entities that are subject to a RBC trend test, or for those companies not subject to the RBC trend test, a RBC above the maximum risk-based capital level where an action level could occur as a result of a trend test, which was 250% for life insurance companies. The expanded deferred tax asset admissibility is elective. If the RBC requirements are met, an admitted deferred tax asset may be recognized in an amount equal to the federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; and the lesser of a) the amount of gross DTAs expected to be realized within three years of the balance sheet date, or b) fifteen percent of statutory capital and surplus adjusted to exclude any net DTAs, EDP equipment and operating system software, and any net positive goodwill; and the amount of adjusted gross DTAs that can be offset against existing gross deferred tax liabilities. SSAP No. 10R introduces a valuation allowance concept to the statutory accounting for income taxes. A valuation allowance should be provided to offset tax benefits associated with deferred tax assets if it is more likely than not that the tax benefit will not be realized. The provisions of SSAP No. 10R are effective for the year ended December 31, 2009, and 2010 interim and annual financial statements only. The adoption of this statement resulted in an increase in surplus of $34,178,000 at December 31, 2009.

Statement of Statutory Accounting Principles No. 43R, "Loan-backed and Structured Securities" ("SSAP No. 43R")
In September 2009, the NAIC issued SSAP No. 43R, which superceded SSAP No. 43, "Loan-Backed and Structured Securities", SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment of SSAP No. 43" and paragraph 13 of SSAP No. 99, "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment". Under SSAP No. 43R, for impaired loan-backed and structured securities which an entity intends to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and its fair value as of the balance sheet date. For impaired securities that the entity does not expect to recover the entire cost basis of, but does not intend to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and the entity's estimate of the present value of future cash flows of the security, discounted at an appropriate discount rate specified in SSAP No. 43R. Also, SSAP No. 43R requires a two-step process for determining the carrying value method and final NAIC designation of certain loan-backed and structured securities. Under the two-step process, an initial NAIC designation is utilized to determine the carrying value method, with loan-backed and structured securities initially reported as NAIC 6, carried at the lower of cost or fair value. A final NAIC designation is then identified based on the adjustments required under the initial NAIC designation in step 1. The provisions of SSAP No. 43R were effective as of September 30, 2009, with a cumulative effect of adoption calculated as of July 1. The cumulative effect from adoption of this statement resulted in a decrease in surplus of $4,095,000, net of tax.

Statement of Statutory Accounting Principles No. 99 "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment" ("SSAP No. 99") Effective January 1, 2009, the NAIC issued SSAP No. 99, which establishes statutory accounting for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. In periods subsequent to the recognition of other-than-temporary impairments, the reporting entity accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the other-than-temporary impairment. The fair value of the security on the measurement date is the new cost basis and the new cost basis is not adjusted for subsequent recoveries in fair value. The discount or reduced premium recorded for the security, based on the new cost basis, is amortized over the remaining life of the security in the prospective manner based on the amount and timing of future estimated cash flows. The security continues to be subject to impairment analysis for each subsequent reporting period and future declines in fair value which are determined to be other-than-temporary are recorded as realized losses. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 100, "Fair Value Measurements" ("SSAP No. 100")
In December 2009, the NAIC adopted SSAP No. 100, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The statement is effective beginning with December 31, 2010 financial statements. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Statement of Statutory Accounting Principles No. 96, "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties" ("SSAP No. 96")
Effective January 1, 2007, the Company adopted SSAP No. 96. This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

Statement of Statutory Accounting Principles No. 97, "Investments in Subsidiary, Controlled and Affiliated Entities, a Replacement of SSAP No. 88 ("SSAP No. 97") Effective January 1, 2007, the Company adopted SSAP No. 97, which provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

Accounting Changes and Corrections of Errors
During 2009, an evaluation of the Company's revenue sharing receivable account determined that the receivable was understated. The revenue sharing receivable account represents income due from registered investment companies that manage mutual funds offered by the Company's variable products. This error was corrected as a direct increase in "Other" in unassigned surplus of $794,000.

During 2009, the Company discovered an error in its calculation of prior year reserves for its 2001 CSO term products primarily affecting first year floor reserves and full use of the select period. The error was corrected as a direct decrease in unassigned surplus of $2,503,000.

During 2008, the Company discovered errors in its calculation of prior year reserves for its individual annuity products due to incorrect data feeds, incorrect plan file coding due to certain missing data and incorrect vendor program coding all within the policy valuation system. These errors were corrected as a direct increase in unassigned surplus and a decrease in reserves of $8,318,000 presented on the Balance Sheets in 2008. In addition, the policy valuation system vendor corrected a deficiency reserve coding error affecting the Company's prior year universal life deficiency reserves. This error was corrected as a direct increase in unassigned surplus and a decrease in reserves of $951,000 presented on the Balance Sheets in 2008.

During 2008, changes in valuation bases were recognized in the Balance Sheets associated with whole life reserves. These changes resulted in a $6,216,000 decrease in aggregate reserves for life contracts as of January 1, 2008 and were recorded as change in valuation basis in unassigned surplus.

During 2007, the Company discovered three errors in its calculation of prior year reserves, which were corrected as a direct increase in unassigned surplus of $1,166,000 presented on the Balance Sheets in 2007. Two reserve errors were associated with the secondary guarantee universal life (SGUL) product and one reserve error was associated with the survivor universal life (SUL) product. The SGUL errors were due to incorrect coding in the policy valuation system for load limits and deficiency reserves and correction of these errors resulted in a $647,000 reduction in reserves at January 1, 2007. The SUL error was due to incorrect guaranteed cost of insurance charges being coded in the policy valuation system and correction of this error resulted in a $519,000 reduction in SUL reserves at January 1, 2007.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 2 - INVESTMENTS

The cost or amortized cost and estimated fair value of bonds are summarized as follows:

                                                                               Year Ended December 31, 2009
                                                          -----------------------------------------------------------------
                                                             Cost or            Gross            Gross
                                                            Amortized        Unrealized       Unrealized           Fair
                                                              Cost              Gains          (Losses)            Value
                                                          -------------    -------------     -------------    -------------
                                                                                      (000's Omitted)

U.S. government                                           $     397,392    $         852     $     (11,543)   $     386,701
All other governments                                               145                6                --              151
Special revenue and special assessment and all
     non-guaranteed obligations of agencies and authorities
     of governments and their political subdivisions            203,408              738            (6,351)         197,795
Hybrid securities                                               103,376            1,874           (15,462)          89,788
Industrial and miscellaneous (unaffiliated)                   3,109,272          113,999          (154,686)       3,068,585
Credit tenant loans (unaffiliated)                                  891               72                --              963
                                                          -------------    -------------     -------------    -------------
     Total                                                $   3,814,484    $     117,541     $    (188,042)   $   3,743,983
                                                          =============    =============     =============    =============


                                                                               Year Ended December 31, 2008
                                                          -----------------------------------------------------------------
                                                             Cost or            Gross            Gross
                                                            Amortized        Unrealized       Unrealized           Fair
                                                              Cost              Gains          (Losses)            Value
                                                          -------------    -------------     -------------    -------------
                                                                                      (000's Omitted)

U.S. government                                           $      66,863    $       1,619     $          --    $      68,482
Political subdivisions of states, territories and possessions
     (direct and guaranteed)                                        146                5                --              151
Special revenue and special assessment and all
     non-guaranteed obligations of agencies and authorities
     of governments and their political subdivisions            149,265            3,862            (4,781)         148,346
Public utilities (unaffiliated)                                 296,631            2,486           (21,404)         277,713
Industrial and miscellaneous (unaffiliated)                   2,941,459           16,066          (516,107)       2,441,418
Credit tenant loans (unaffiliated)                                1,295              110                --            1,405
Parent, subsidiaries and affiliates                               1,488              119                --            1,607
                                                          -------------    -------------     -------------    -------------
     Total                                                $   3,457,147    $      24,267     $    (542,292)   $   2,939,122
                                                          =============    =============     =============    =============

At December 31, 2009 and 2008, the amortized cost of bonds was reduced by $12,718,000 and $6,003,000, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets of $3,801,766,000 and $3,451,144,000, respectively.

The Company had preferred stocks of $121,334,000, with a fair value of $77,234,000 as of December 31, 2008. Per statutory guidance, on January 1, 2009, the Company reclassified $116,373,000 of hybrid securities with a fair value of $72,875,000 from preferred stocks to bonds on a prospective basis.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The cost or amortized cost and estimated fair value of the Company's investments in bonds by contractual maturity are as follows:

                                                                        December 31, 2009
                                                                -------------------------------
                                                                   Cost or
                                                                  Amortized            Fair
                                                                    Cost               Value
                                                                -----------         -----------
                                                                          (000's Omitted)

                   Due in one year or less                      $    54,413         $    54,839
                   Due after one year
                      through five years                            753,871             779,978
                   Due after five years
                      through ten years                           1,684,099           1,715,287
                   Due after ten years                            1,228,859           1,097,840
                                                                -----------         -----------
                         Subtotal                                 3,721,242           3,647,944

                   Securities with multiple repayment dates          93,242              96,039
                                                                -----------         -----------

                         Total                                  $ 3,814,484         $ 3,743,983
                                                                ===========         ===========

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from the sales, repayments, and maturities of investments in bonds are as follows:

                                                                                     Year Ended December 31,
                                                                           ------------------------------------------
                                                                               2009           2008           2007
                                                                           -----------    -----------     -----------
                                                                                         (000's Omitted)
                Bonds:
                   Proceeds from sales                                     $ 1,164,373    $   341,530     $   452,210
                   Proceeds from repayments and
                      maturities                                               208,535        160,884         216,492
                                                                           -----------    -----------     -----------
                Total                                                      $ 1,372,908    $   502,414     $   668,702
                                                                           ===========    ===========     ===========
                                       17

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory Basis - (continued)

Realized capital gains (losses) are as follows:

                                                                                     Year Ended December 31,
                                                                           ------------------------------------------
                                                                               2009           2008           2007
                                                                           -----------    -----------     -----------
                                                                                         (000's Omitted)
                Bonds:
                   Gross realized capital gains on sales                   $    51,487    $     8,876     $     6,490
                   Gross realized capital losses on sales                       (4,539)        (8,506)         (3,011)
                                                                           -----------    -----------     -----------
                Net realized capital gains (losses) on sales                    46,948            370           3,479
                Other, including impairments and net gain on
                   dispositions other than sales                              (196,636)      (124,937)        (17,132)
                                                                           -----------    -----------     -----------
                Total                                                         (149,688)      (124,567)        (13,653)

                Preferred stocks                                                 1,718        (21,895)            121
                Common stocks                                                    9,438        (11,926)         (1,310)
                Real estate                                                         --            314          (3,259)
                Other                                                            2,257          1,539           4,034
                                                                           -----------    -----------     -----------
                Realized capital gains (losses) before federal
                   income taxes and transfer to IMR                           (136,275)      (156,535)        (14,067)

                Realized capital (gain) loss transferred to IMR                (36,309)        33,413          12,043
                Federal income tax expense (benefit)                           (12,708)        11,677           3,479
                                                                           -----------    -----------     -----------
                Net realized capital gains (losses)                        $  (159,876)   $  (134,799)    $    (5,503)
                                                                           ============   ===========     ===========

In 2009, 2008 and 2007, the Company recognized pre-tax impairment losses on bonds of $196,636,000, $124,937,000 and $18,090,000, respectively, as the securities had "other-than-temporary" losses in fair value. The losses were recorded in "Net realized capital losses" in the Summary of Operations and Changes in Capital and Surplus.

In 2009, 2008 and 2007, the Company recognized pre-tax impairments of $0, $21,895,000 and $0, respectively, on preferred stock as the securities had "other-than-temporary" losses in fair value. The losses were recorded in "Net realized capital losses" in the Summary of Operations and Changes in Capital and Surplus.

In 2009, 2008 and 2007, the Company recognized a pre-tax impairment loss of $229,000, $455,000, and $1,943,000 respectively on its subsidiary investment in PRBA, Inc. as the investment had "other-than-temporary" losses in fair value. The loss represents the difference between the Company's cost basis in the investment and fair value. The loss was recorded in "Net realized capital losses" in the Summary of Operations and Changes in Capital and Surplus.

For the years ended December 31, 2009, 2008 and 2007, the Company recognized a pre-tax impairment loss of $0, $8,697,000, and $402,000, respectively, on unaffiliated common stocks.

For the years ended December 31, 2009, 2008 and 2007, the Company recognized pre-tax realized gains (losses) of $(5,368,000), $(2,774,000) and $1,035,000, respectively, on the sale of unaffiliated common stocks and affiliated mutual funds.

In 2009, 2008 and 2007, the Company recognized impairments of $0, $0 and $3,259,000, respectively, on real estate. The losses were determined based on internal cash flow analysis and were recorded in "Net realized capital losses" in the Summary of Operations and Changes in Capital and Surplus.

The Company engages in securities lending transactions to generate additional income. The program is administered by an authorized financial institution and requires the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal or exceeding 102% of the fair value of the loaned securities. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as bonds and common stocks in the Balance Sheets. The carrying value of bonds loaned as of December 31, 2009 was $23,190,000. The fair value of cash collateral held was $25,170,000 as of December 31, 2009. Income from securities lending is recognized in "Net investment income" in the Summary of Operations and Changes in Capital and Surplus. The carrying value of bonds loaned as of December 31, 2008 was $38,480,000. The fair value of cash collateral held was $35,477,000 as of December 31, 2008. There was no non-cash collateral on deposit at December 31, 2009 and 2008.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

In 2009, the Company entered into an agreement with the Federal Home Loan Bank of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000,000 to the Company in return for the purchase of membership stock equal to 0.2% of assets, with a $1,000,000 maximum at the date of purchase. As a part of this agreement, $1,000,000 in stock was purchased. The assets and reserves are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The reserve at December 31, 2009 was $0.

In 2008, the Company entered into an agreement with the Federal Home Loan Bank of Cincinnati to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for fixed rate long term advances (lines of credit) up to $50,000,000 to the Company in return for the purchase of membership stock equal to 0.15% of assets at the date of purchase. As a part of this agreement, $11,383,000 in stock was purchased. The assets and reserves are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. Due to the redomestication from the State of Ohio to the State of Nebraska, this agreement was replaced in 2009 by the agreement described in the paragraph above.

A summary of investments with unrealized losses along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows:

                                                                     December 31, 2009
                               ---------------------------------------------------------------------------------------------
                                        Less than                     Twelve Months
                                      Twelve Months                       or More                           Total
                               ---------------------------      --------------------------       --------------------------
                                                  Gross                            Gross                            Gross
                                   Fair        Unrealized           Fair        Unrealized           Fair        Unrealized
                                   Value         Losses             Value         Losses             Value         Losses
                               -----------     -----------      -----------     ----------       -----------    -----------
                                                                      (000's Omitted)

Bonds                          $   830,689     $   (26,355)     $   617,091     $ (161,687)      $ 1,447,780    $  (188,042)
Common stocks                          695              (7)              --             --               695             (7)
                               -----------     -----------      -----------     ----------       -----------    -----------

Total                          $   831,384     $   (26,362)     $   617,091     $ (161,687)      $ 1,448,475    $  (188,049)
                               ===========     ===========      ===========     ==========       ===========    ===========

                                                                     December 31, 2008
                               ---------------------------------------------------------------------------------------------
                                        Less than                     Twelve Months
                                      Twelve Months                       or More                           Total
                               ---------------------------      --------------------------       --------------------------
                                                  Gross                            Gross                            Gross
                                   Fair        Unrealized           Fair        Unrealized           Fair        Unrealized
                                   Value         Losses             Value         Losses             Value         Losses
                               -----------     -----------      -----------     ----------       -----------    -----------
                                                                      (000's Omitted)

Bonds                          $ 1,423,904     $  (180,545)     $   765,181     $ (361,747)      $ 2,189,085    $  (542,292)
Preferred stocks                    16,836          (6,356)          56,942        (37,744)           73,778        (44,100)
Common stocks                       17,011          (5,447)          21,932         (6,591)           38,943        (12,038)
                               -----------     -----------      -----------     ----------       -----------    -----------

Total                          $ 1,457,751     $  (192,348)     $   844,055     $ (406,082)      $ 2,301,806    $  (598,430)
                               ===========     ===========      ===========     ==========       ===========    ===========

The unrealized losses in both 2009 and 2008 reported above were partially caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2009 and 2008.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

For substantially all unaffiliated preferred stocks and unaffiliated common stocks with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2009 or 2008 are temporary.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2009 and 2008, bonds totaling $130,453,000 and $130,042,000, respectively, (3.3% and 3.9%, respectively, of the total bond and short-term portfolios) are considered "below investment grade." Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC.

The Company has exposure to subprime mortgage loans within its investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2009 and 2008, the Company's total investment in non-agency loan-backed and structured securities represents securities with an adjusted cost basis of $409,936,000 and $694,025,000 and a fair value of $298,892,000 and
$416,408,000. Additionally, as of December 31, 2009 and 2008, the Company's subprime exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $112,047,000 and $129,261,000 and a fair value of $76,849,000 and $87,990,000 respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments as of September 30, 2009 follows:

                                              Amortized Cost
                                               Basis Before              Other-than-Temporary Impairment
                                                Other-Than-                    Recognized in Loss
                                                 Temporary             --------------------------------
                                                Impairment             Interest            Non-Interest           Fair Value
                                              --------------           ------------        ------------           ------------
                                                                               (000's Omitted)
     Aggregate intent to sell                    $       941           $       161           $       296           $       484
     Present value of cash flows                 $    48,631           $        --           $    22,235           $    18,284

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments as of December 31, 2009 follows:

                                              Amortized Cost
                                               Basis Before              Other-than-Temporary Impairment
                                                Other-Than-                    Recognized in Loss
                                                 Temporary             --------------------------------
                                                Impairment             Interest            Non-Interest           Fair Value
                                              --------------           ------------        ------------           ------------
                                                                               (000's Omitted)
     Present value of cash flows                 $    63,364           $        --           $    30,539           $    18,082

                                       20

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory Basis - (continued)


A detailed summary of the loan-backed and structured security investments with recognized other-than-temporary impairments as of September 30, 2009 listed above follows:

                        Amortized Cost
                         Basis Before                                                     Amortized Cost
                        Current Period                                Recognized               After
                          Other-Than-                                 Other-Than            Other-Than
                           Temporary             Projected             Temporary             Temporary               Fair
         Cusip            Impairment            Cash Flows            Impairment            Impairment               Value
     ---------          --------------          ------------         -------------        --------------           -----------
                                                                    (000's Omitted)
     57643MKV5             $        41           $        41           $        --           $        41           $        41
     05946XYC1                      15                    14                     1                    14                    13
     16162WNW5                     221                   220                     1                   220                   225
     94981DAR8                      53                    51                     2                    51                   127
     86359BL58                     185                   183                     2                   183                   183
     3622X7AU0                     153                   150                     3                   150                   519
     06051GBH1                     122                   120                     3                   120                   140
     12544CBB6                      48                    45                     3                    45                    72
     16162WLH0                     157                   153                     4                   153                    80
     74922EBE8                     111                   107                     4                   107                   132
     36228F4V5                      66                    61                     5                    61                   122
     32051D7J5                     146                   140                     6                   140                   175
     52520MGZ0                     143                   136                     6                   136                    97
     57643MJX3                     169                   161                     8                   161                    56
     76110HXH7                     178                   170                     8                   170                   243
     12667FDJ1                     125                   116                     9                   116                    43
     05949AHK9                      81                    73                     9                    73                    91
     05948XT84                      65                    55                    10                    55                    74
     05949AXQ8                      75                    65                    10                    65                    82
     36242DRP0                     200                   189                    10                   189                   514
     17312KAT9                     293                   282                    12                   282                   387
     16165TBW2                     317                   304                    12                   304                   239
     12669FUH4                     225                   211                    13                   211                   143
     05949AA83                     246                   231                    15                   231                    63
     761118VP0                     170                   152                    18                   152                    95
     57643MMX9                     326                   306                    20                   306                   189
     61748HDT5                     444                   425                    20                   425                   154
     12669GRX1                      34                    11                    23                    11                   131
     007036NM4                     700                   677                    24                   677                   547
     05948X3F6                     114                    90                    24                    90                    96
     94981DAQ0                     469                   437                    32                   437                   400
     94984MAU8                     190                   147                    42                   147                   242
     172973M22                     545                   500                    45                   500                   255
     12669EJ64                     108                    60                    47                    60                    61
     61748HGK1                     510                   462                    48                   462                   136
     76110HHN2                     192                   140                    52                   140                   147
     94983MAC9                     208                   153                    55                   153                    86
     61748HLS8                     125                    45                    81                    45                   505
     12638PCA5                     578                   497                    81                   497                   423
     466247UD3                   1,210                 1,127                    82                 1,127                 1,026
     76110HPB9                     203                    99                   103                    99                   106
     05948XPT2                     497                   372                   125                   372                    59
     126694DX3                   1,829                 1,682                   147                 1,682                   990
     05953YCF6                   1,052                   901                   151                   901                   134

                                       21

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory Basis - (continued)


                        Amortized Cost
                         Basis Before                                                     Amortized Cost
                        Current Period                                Recognized               After
                          Other-Than-                                 Other-Than            Other-Than
                           Temporary             Projected             Temporary             Temporary               Fair
         Cusip            Impairment            Cash Flows            Impairment            Impairment               Value
     ---------          --------------          ------------         -------------        --------------           -----------
                                                                    (000's Omitted)
Continued from previous page:
     576434ZD9             $       255           $        79           $       176           $        79           $       120
     576434ZC1                     966                   624                   343                   624                   337
     57643MLQ5                   1,830                 1,456                   374                 1,456                   866
     17313QAC2                   1,554                 1,065                   489                 1,065                   475
     576434QV9                     983                   390                   594                   390                   260
     576435AV3                   1,951                 1,283                   668                 1,283                   491
     76110HXG9                   2,085                 1,258                   828                 1,258                 1,073
     576434XQ2                   2,728                 1,724                 1,004                 1,724                 1,018
     57643MJW5                   1,409                   357                 1,052                   357                   649
     17312DAL2                   1,629                   573                 1,056                   573                   255
     225458CE6                   1,433                   370                 1,063                   370                   301
     225470FY4                   3,012                 1,898                 1,114                 1,898                   687
     12669FB44                   3,560                 2,300                 1,260                 2,300                   315
     22541S5Y0                   2,718                   406                 2,312                   406                   214
     05949ADT4                   2,745                   334                 2,410                   334                   389
     576433VY9                   2,859                   210                 2,649                   210                   297
     94981WAJ4                   3,975                   508                 3,467                   508                   894
                           -----------           -----------           -----------           -----------           -----------
     Total                 $    48,631           $    26,396           $    22,235           $    26,396           $    18,284
                           ===========           ===========           ===========           ===========           ===========

A detailed summary of the loan-backed and structured security investments with recognized other-than-temporary impairments as of December 31, 2009 listed above follows:

                        Amortized Cost
                         Basis Before                                                     Amortized Cost
                        Current Period                                Recognized               After
                          Other-Than-                                 Other-Than            Other-Than
                           Temporary             Projected             Temporary             Temporary               Fair
         Cusip            Impairment            Cash Flows            Impairment            Impairment               Value
     ---------          --------------          ------------         -------------        --------------           -----------
                                                                    (000's Omitted)
     22541SZY7             $       431           $       431           $        --           $       431           $       186
     12669DM62                   2,266                 2,205                    61                 2,205                 1,520
     07384MTZ5                     887                   755                   132                   755                   365
     76110HHM4                     226                    66                   160                    66                   161
     32051D2Q4                     363                   190                   173                   190                    58
     12669EUE4                     366                   177                   189                   177                   105
     76110HL56                     848                   596                   253                   596                   240
     22541SZ50                     885                   623                   262                   623                   113
     126673UB6                   2,095                 1,833                   263                 1,833                   466
     76110G6Q9                     369                    91                   278                    91                   183
     76110HFS3                     378                    90                   289                    90                   129
     225458H68                     455                   111                   345                   111                    76
     32051D3C4                     559                   104                   455                   104                    50
     45660NTK1                   1,166                   620                   546                   620                   372
     12669ERS7                   1,652                 1,062                   590                 1,062                   403
     126673RD6                   1,482                   821                   660                   821                   400
     05949CKB1                   2,271                 1,250                 1,021                 1,250                   882
     466247MD2                   4,371                 3,299                 1,072                 3,299                 1,257
     225458H50                   2,750                 1,362                 1,388                 1,362                 1,513
     36228FX27                   5,556                 4,148                 1,408                 4,148                 1,138

                                       22

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory Basis - (continued)


                        Amortized Cost
                         Basis Before                                                     Amortized Cost
                        Current Period                                Recognized               After
                          Other-Than-                                 Other-Than            Other-Than
                           Temporary             Projected             Temporary             Temporary               Fair
         Cusip            Impairment            Cash Flows            Impairment            Impairment               Value
     ---------          --------------          ------------         -------------        --------------           -----------
                                                                    (000's Omitted)
Continued from previous page:
     7609854T5             $     5,018           $     3,172           $     1,845           $     3,172           $     1,485
     949779AE2                   4,687                 2,756                 1,930                 2,756                   981
     126673UC4                   3,223                 1,237                 1,986                 1,237                   631
     466247VX8                   3,207                   841                 2,366                   841                 1,486
     12669EDG8                   3,153                   665                 2,488                   665                 1,296
     939336S20                   4,655                 1,140                 3,515                 1,140                 1,635
     576433UR5                  10,045                 3,180                 6,864                 3,180                   951
                           -----------           -----------           -----------           -----------           -----------
     Total                 $    63,364           $    32,825           $    30,539           $    32,825           $    18,082
                           ===========           ===========           ===========           ===========           ===========

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairments has not been recognized as of December 31, 2009 follows:

                                    Unrealized Less Than 12 Months                 Unrealized Greater Than 12 Months
                             --------------------------------------------    --------------------------------------------
                                Amortized        Fair                           Amortized        Fair
                                  Cost           Value       Unrealized           Cost           Value        Unrealized
                             -------------- --------------- ---------------- --------------- -------------- -------------
                                                                    (000's Omitted)

     Structured securities   $     477,463  $      459,356  $     (18,107)   $     350,546   $     243,588  $    (106,958)

Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:

                                                       December 31, 2009              December 31, 2008
                                                 ----------------------------   ----------------------------
                                                                  Percent of                   Percent of
                                                   Carrying        Carrying       Carrying      Carrying
                                                    Amount          Amount         Amount        Amount
                                                  ----------    ---------        -----------   ---------
                                                                       (000's Omitted)
     Region
     ------
     New England and Mid-Atlantic                 $   29,172          5.3%       $    35,276        6.4%
     South Atlantic                                   89,549         16.2             88,994       16.2
     North Central                                   153,083         27.6            147,694       26.8
     South Central                                    83,677         15.1             76,807       13.9
     Mountain                                         93,125         16.8             95,953       17.4
     Pacific                                         105,368         19.0            106,316       19.3
                                                  ----------    ---------        -----------   --------

         Total                                    $  553,974        100.0%       $   551,040      100.0%
                                                  ==========    =========        ===========   ========

     Property Type
     -------------
     Apartment and residential                    $   27,340          5.0%       $    29,697        5.4%
     Warehouses and industrial                       175,129         31.6            156,790       28.5
     Retail and shopping center                      191,302         34.5            185,780       33.7
     Office                                          137,279         24.8            126,689       23.0
     Other                                            22,924          4.1             52,084        9.4
                                                  ----------    ---------        -----------   --------

         Total                                    $  553,974        100.0%       $   551,040      100.0%
                                                  ==========    =========        ===========   ========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

At December 31, 2009, the average size of an individual mortgage loan was $1,049,000. The Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy is to only recognize interest income on impaired mortgage loans when received. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $2,062,000 and $2,550,000 at December 31, 2009 and 2008, respectively. As of December 31, 2009, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 9.8% and 4.8%.

In 2009, the Company issued 32 new commercial loans at the maximum and minimum rates of interest of 7.8% and 6.3% totaling $60,261,000. No other categories of mortgage loans were issued. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2009, the Company held one mortgage with interest more than 180 days past due with a recorded investment, excluding accrued interest, of $793,000. Total interest due on mortgages with interest more than 180 days past due was $49,000. During 2009, 2008 and 2007, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2009, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Real estate consists of the home office property and properties held for the production of income. Accumulated depreciation for real estate was $37,978,000 and $36,939,000 as of December 31, 2009 and 2008, respectively.

Major categories of net investment income by class of investment are summarized below.

                                                                        Year Ended December 31,
                                                              ------------------------------------------
                                                                 2009            2008           2007
                                                              -----------    -----------     -----------
                                                                            (000's Omitted)
     Income:
       Bonds                                                  $   205,751    $   195,155     $   192,564
       Preferred stocks                                                --          8,569           8,272
       Common stocks                                                2,867          8,117           2,008
       Mortgage loans                                              37,665         40,087          38,852
       Real estate *                                                5,630          7,413           8,114
       Loans on insurance contracts                                10,347          9,430           9,469
       Short-term investments                                         297            937           1,693
       Derivatives                                                 (2,174)       (10,375)          5,943
       Other investments                                            5,182         13,819          10,315
       Amortization of interest maintenance reserve                  (646)           777           5,040
                                                              -----------    -----------     -----------

       Gross investment income                                    264,919        273,929         282,270
                                                              -----------    -----------     -----------
     Expenses:
       Depreciation                                                (1,039)        (1,944)         (2,292)
       Other                                                      (20,940)       (13,372)        (18,313)
                                                              -----------    -----------     -----------

       Total investment expenses                                  (21,979)       (15,316)        (20,605)
                                                              -----------    -----------     -----------
         Net investment income                                $   242,940    $   258,613     $   261,665
                                                              ===========    ===========     ===========

     * Includes amounts for the occupancy of company-owned property of $3,905,000, $3,890,000 and $3,255,000 in 2009, 2008 and 2007,
       respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under GAAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

     Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2009 about the Company's financial assets measured at fair value on a recurring basis:

                                                               Level 1           Level 2          Level 3            Total
                                                            -------------    -------------     -------------    --------------
                                                                                      (000's Omitted)
     Assets:
       Common stocks                                        $      21,378    $          --     $          --    $       21,378
       Derivatives                                                     --           14,213                --            14,213
                                                            -------------    -------------     -------------    --------------
       Sub-total excluding separate account assets                 21,378           14,213                --            35,591
     Separate account assets                                    1,837,440               --                --         1,837,440
                                                            -------------    -------------     -------------    --------------
     Total assets accounted for at fair market value        $   1,858,818    $      14,213     $          --    $    1,873,031
                                                            =============    =============     =============    ==============

The following table provides information as of December 31, 2008 about the Company's financial assets measured at fair value on a recurring basis:

                                                               Level 1           Level 2          Level 3            Total
                                                            -------------    -------------     -------------    --------------
                                                                                      (000's Omitted)
     Assets:
       Common stocks                                        $      35,463    $          --     $          --    $       35,463
       Derivatives                                                     --            1,922                --             1,922
                                                            -------------    -------------     -------------    --------------
       Sub-total excluding separate account assets                 35,463            1,922                --            37,385
     Separate account assets                                    1,665,740               --                --         1,665,740
                                                            -------------    -------------     -------------    --------------
     Total assets accounted for at fair market value        $   1,701,203    $       1,922     $          --    $    1,703,125
                                                            =============    =============     =============    ==============

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Level 1 Financial Assets
These assets include actively-traded exchange-listed equity securities and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 Financial Assets
These assets include call options. The Company used broker quotes for the monthly valuation of call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades. As the Company process corroborates the broker quotes to the market, call options are classified as Level 2.

Level 3 Financial Assets
The Company did not hold any Level 3 financial assets measured at fair value at December 31, 2009 and 2008.

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stocks valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheets at December 31, 2009 and 2008. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009 and 2008 and the total losses for 2009 and 2008:

                                                                   December 31, 2009                                 2009
                                          ------------------------------------------------------------------    --------------
                                                                                                                     Total
                                              Level 1          Level 2           Level 3           Total            Losses
                                          -------------     -------------    -------------     -------------    --------------
                                                                             (000's Omitted)

       Bonds                              $          --     $          55    $       9,478     $       9,533    $      (33,814)


                                                                   December 31, 2008                                 2008
                                          ------------------------------------------------------------------    --------------
                                                                                                                     Total
                                              Level 1          Level 2           Level 3           Total            Losses
                                          -------------     -------------    -------------     -------------    --------------
                                                                             (000's Omitted)

       Bonds                              $          --     $      30,489    $       3,678     $      34,167    $      (41,174)
       Preferred stocks                   $          --     $       9,668    $          --     $       9,668    $      (17,335)

The bonds measured at fair value on a non-recurring basis include NAIC 6 designated bonds including loan-backed and structured securities (designated as NAIC 6 initially under the two-step process required by SSAP No. 43R) totaling $9,478,000 and $1,891,000 and impaired bonds totaling $55,000 and $32,276,000 as of December 31, 2009 and 2008, respectively. The $9,478,000 and $3,678,000 of bonds classified as Level 3 as of December 31, 2009 and 2008, respectively were valued based on uncorroborated dealer quotes or internal valuation using unobservable inputs. The preferred stock recorded at fair value on a non-recurring basis as of December 31, 2008 was due to impairments.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost.

     Common Stocks: For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB, carrying amount approximates fair value.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

     Mortgage loans: The fair values for commercial mortgage loans are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

     Cash, cash equivalents and short-term investments, other investments, and investment income due and accrued: The carrying amounts reported in the Balance Sheets for these instruments approximate their fair values due to the short maturity of these investments.

     Loans on insurance contracts: The fair values for policy loans are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Policy loans with similar characteristics are aggregated for purposes of the calculations. In 2009 and 2008, the carrying value of policy loans was $165,447,000 and $154,527,000 and the fair value was estimated at $176,195,000 and $157,699,000, respectively.

     Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts (deposit-type funds) are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate account assets and liabilities: Fair values of the separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets. The separate account assets and liabilities are both carried at fair value in the Balance Sheets.

The carrying amounts and fair values of the Company's mortgage loans are summarized as follows:

                                                      December 31, 2009              December 31, 2008
                                                 --------------------------     --------------------------
                                                  Carrying          Fair         Carrying         Fair
                                                   Amount           Value         Amount          Value
                                                 -----------    -----------     ----------     -----------
                                                                     (000's Omitted)

         Mortgage loans                          $   553,974    $   563,779     $  551,040     $   581,874
                                                 ===========    ===========     ==========     ===========

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts (deposit-type funds) are as follows:
                                                      December 31, 2009              December 31, 2008
                                                 --------------------------     --------------------------
                                                  Carrying          Fair         Carrying         Fair
                                                   Amount           Value         Amount          Value
                                                 -----------    -----------     ----------     -----------
                                                                      (000's Omitted)

         Direct access                           $    86,354    $    86,354     $   77,041     $    77,041
         Traditional annuities                        32,559         33,857         36,425          38,799
         Supplementary contracts                       5,298          5,330          5,496           5,530
         Dividend accumulations                        5,135          5,135          5,307           5,307
         Premium deposit funds                           397            397            333             333
                                                 -----------    -----------     ----------     -----------
         Total                                   $   129,743    $   131,073     $  124,602     $   127,010
                                                 ===========    ===========     ==========     ===========

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 3 - FEDERAL INCOME TAXES

The application of SSAP No. 10R requires a company to evaluate the recoverability of deferred tax assets ("DTA") and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable income exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, the Company has recorded a valuation allowance of $7,775,000 against the capital loss carryforward DTA at December 31, 2009 after determining that it is more likely than not that realization of the DTA will not occur within the five year carryforward period. Management believes it is more likely than not that the deferred tax assets, net of the valuation allowance, will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2009 are as follows:

                                                                                  Ordinary           Capital           Total
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
     Gross deferred tax assets                                                  $     180,355    $      19,027     $     199,382
     Statutory valuation allowance                                                         --           (7,775)           (7,775)
                                                                                -------------    -------------     -------------
     Adjusted gross deferred tax assets                                               180,355           11,252           191,607
     Gross deferred tax liabilities                                                       (44)            (263)             (307)
                                                                                -------------    -------------     -------------
     Net deferred tax asset/(liability) before admissibility test               $     180,311    $      10,989     $     191,300
                                                                                =============    =============     =============

The Company has not recognized a deferred tax liability ("DTL") on its wholly-owned subsidiaries because it does not have any plans to dispose of these subsidiaries and, in the event of disposition, any gain or loss would not be a taxable event for the Company.

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2009 is:

                                                                                  Ordinary           Capital           Total
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
P.  10.a       Federal income taxes recoverable through loss carryback         $          --    $          --     $          --
P.  10.b.i.    Adjusted gross DTA expected to be realized in one year          $      16,800    $          --     $      16,800
P.  10.b.ii.   10% adjusted statutory capital and surplus limit                $      34,802    $          --     $      34,802
               Admitted pursuant to 10.b. (lesser of i or ii)                  $      16,800    $          --     $      16,800
P.  10.c.      Admitted pursuant to 10.c.                                      $          44    $         263     $         307
P.  10.e.i.    Additional admitted pursuant to 10.e.i.                         $          --    $          --     $          --
P.  10.e.ii.a. Adjusted gross DTA expected to be realized in three years       $      50,978    $          --     $      50,978
P.  10.e.ii.b. 15% adjusted statutory capital and surplus limit                $      52,203    $          --     $      52,203
               Additional admitted pursuant to 10.e.ii.                        $      34,178    $          --     $      34,178
P.  10.e.iii.  Additional admitted pursuant to 10.e.iii.                       $          --    $          --     $          --

Total admitted DTA                                                             $      51,022    $         263     $      51,285
Total DTL                                                                                (44)            (263)             (307)
                                                                               -------------    -------------     -------------
Net admitted DTA or (DTL)                                                      $      50,978    $          --     $      50,978
                                                                               =============    =============     =============

Non-admitted DTA                                                               $     129,333    $      18,766     $     148,099
                                                                               =============    =============     =============
                                       28

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory Basis - (continued)

The components of the net deferred tax asset/(liability) as of December 31, 2008 are as follows:

                                                                                  Ordinary           Capital           Total
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)

Gross deferred tax assets                                                      $     141,805    $      42,516     $     184,321
Statutory valuation allowance                                                             --               --                --
                                                                               -------------    -------------     -------------
Adjusted gross deferred tax assets                                                   141,805           42,516           184,321
Gross deferred tax liabilities                                                        (2,993)          (1,426)           (4,419)
                                                                               -------------    -------------     -------------
Net deferred tax asset/(liability) before admissibility test                   $     138,812    $      41,090     $     179,902
                                                                               =============    =============     =============

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2008 is:

                                                                                  Ordinary           Capital           Total
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
P.  10.a       Federal income taxes recoverable through loss carryback         $          --    $          --     $          --
P.  10.b.i.    Adjusted gross DTA expected to be realized in one year          $      24,188    $          --     $      24,188
P.  10.b.ii.   10% adjusted statutory capital and surplus limit                $      24,188    $          --     $      24,188
               Admitted pursuant to 10.b. (lesser of i or ii)                  $      24,188    $          --     $      24,188
P.  10.c.      Admitted pursuant to 10.c.                                      $       2,993    $       1,426     $       4,419
P.  10.e.i.    Additional admitted pursuant to 10.e.i.                         $          --    $          --     $          --
P.  10.e.ii.a. Adjusted gross DTA expected to be realized in three years       $          --    $          --     $          --
P.  10.e.ii.b. 15% adjusted statutory capital and surplus limit                $          --    $          --     $          --
               Additional admitted pursuant to 10.e.ii.                        $          --    $          --     $          --
P.  10.e.iii.  Additional admitted pursuant to 10.e.iii.                       $          --    $          --     $          --

Total admitted DTA                                                             $      27,181    $       1,426     $      28,607
Total DTL                                                                             (2,993)          (1,426)           (4,419)
                                                                               -------------    -------------     -------------
Net admitted DTA or (DTL)                                                      $      24,188    $          --     $      24,188
                                                                               =============    =============     =============

Non-admitted DTA                                                               $     114,624    $      41,090     $     155,714
                                                                               =============    =============     =============

The Company has met the necessary risk-based capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit DTAs pursuant to SSAP No. 10R. Such election was not available in 2008.

The Company recorded a change in admitted DTAs during 2009 as the result of its election to employ the provision of paragraph 10.e. of SSAP No. 10R as follows:

                                                                                 Ordinary           Capital           Total
                                                                               -------------    --------------    -------------
                                                                                                (000's Omitted)
Gross deferred tax assets                                                      $      38,550    $     (23,489)    $      15,061
Statutory valuation allowance                                                             --           (7,775)           (7,775)
                                                                               -------------    --------------    --------------
Adjusted gross deferred tax assets                                                    38,550          (31,264)            7,286
Gross deferred tax liabilities                                                         2,949            1,163             4,112
                                                                               -------------    -------------     -------------
Net deferred tax asset/(liability) before admissibility test                   $      41,499    $     (30,101)    $      11,398
                                                                               =============    =============     =============
                                       29


The change in the amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R during 2009 is:

                                                                                  Ordinary           Capital           Total
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
P.  10.a       Federal income taxes recoverable through loss carryback         $          --    $          --     $          --
P.  10.b.i.    Adjusted gross DTA expected to be realized in one year          $      (7,388)   $          --     $      (7,388)
P.  10.b.ii.   10% adjusted statutory capital and surplus limit                $      10,614    $          --     $      10,614
               Admitted pursuant to 10.b. (lesser of i or ii)                  $      (7,388)   $          --     $      (7,388)
P.  10.c.      Admitted pursuant to 10.c.                                      $      (2,949)   $      (1,163)    $      (4,112)
P.  10.e.i.    Additional admitted pursuant to 10.e.i.                         $          --    $          --     $          --
P.  10.e.ii.a. Adjusted gross DTA expected to be realized in three years       $      50,978    $          --     $      50,978
P.  10.e.ii.b. 15% adjusted statutory capital and surplus limit                          N/A              N/A               N/A
               Additional admitted pursuant to 10.e.ii.                        $      34,178    $          --     $      34,178
P.  10.e.iii.  Additional admitted pursuant to 10.e.iii.                       $          --    $          --     $          --

Total admitted DTA                                                             $      23,841    $      (1,163)    $      22,678
Total DTL                                                                              2,949            1,163             4,112
                                                                               -------------    -------------     -------------
Net admitted DTA or (DTL)                                                      $      26,790    $          --     $      26,790
                                                                               =============    =============     =============

Non-admitted DTA                                                                $     14,709    $     (22,326)    $      (7,617)
                                                                               =============    =============     =============

The change in non-admitted deferred tax assets was included in "Change in non-admitted assets" and "Change in net deferred income taxes" in the Summary of Operations and Changes in Capital and Surplus for the years ended December 31, 2009 and 2008.

The following table provides the Company's assets, capital and surplus, and RBC information with the DTA calculated under SSAP No. 10R paragraphs 10(a) to (c) and the additional DTA determined under SSAP No. 10R paragraph 10.e as of December 31, 2009:

                                                                                 SSAP No.          SSAP No.
                                                                                    10R               10R
                                                                                  10.a-c.            10.e.         Difference
                                                                               -------------    --------------    -------------
                                                                                                (000's Omitted)
Admitted DTAs                                                                  $      17,107    $      51,285     $      34,178
Admitted assets                                                                $   6,708,965    $   6,743,143     $      34,178
Statutory surplus                                                              $     366,698    $     400,876     $      34,178
Total adjusted capital                                                         $     379,645    $     413,823     $      34,178
RBC authorized control level                                                   $      47,390    $      48,244     $         854

The provision for incurred federal income taxes on earnings are:
                                                                                            Year Ended December 31,
                                                                               ------------------------------------------------
                                                                                   2009              2008             2007
                                                                               -------------    -------------     -------------
                                                                                                (000's Omitted)
         Federal income tax expense (benefit) on gain from operations          $      (3,443)   $       1,690     $      (2,871)
         Federal income tax benefit on net capital gains (losses)                         --              (18)             (736)
                                                                               -------------    -------------     -------------
         Federal income taxes incurred                                         $      (3,443)   $       1,672     $      (3,607)
                                                                               =============    =============     =============
                                       30

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory Basis - (continued)


The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:
                                                                                December 31,      December 31,
                                                                                    2009              2008           Character
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
     Deferred tax assets:
       Policyholder dividends                                                   $       3,654    $       4,085       Ordinary
       Reserves                                                                        18,509           16,796       Ordinary
       Unrealized investment losses                                                     9,712           34,525        Capital
       Proxy DAC                                                                       47,356           45,413       Ordinary
       Deferred compensation and benefit liabilities                                   20,382           24,706       Ordinary
       Pension plan                                                                        --              513       Ordinary
       Non-admitted assets                                                              7,460            7,431       Ordinary
       Net operating loss carryforward                                                 77,987           37,283       Ordinary
       Capital loss carryforward                                                        7,775            6,905        Capital
       Other                                                                            6,547            6,664       Ordinary
                                                                                -------------    -------------
     Total deferred tax assets                                                        199,382          184,321
     Non-admitted deferred tax assets                                                (148,097)        (155,714)
                                                                                -------------    -------------
     Admitted deferred tax assets                                                      51,285           28,607
                                                                                -------------    -------------

     Deferred tax liabilities:
       Bond discount                                                                       --            2,982       Ordinary
       Partnership interests                                                              263            1,426        Capital
       Other                                                                               44               11       Ordinary
                                                                                -------------    -------------
     Total deferred tax liabilities                                                       307            4,419
                                                                                -------------    -------------
     Net admitted deferred tax asset                                            $      50,978    $      24,188
                                                                                =============    =============

The change in the net admitted deferred tax asset was $26,790,000, $(3,033,000) and $1,283,000, for the years ended December 31, 2009, 2008 and 2007, respectively.

The change in net deferred income taxes as of December 31 are as follows:

                                                                                    2009              2008            Change
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
Total gross deferred tax assets                                                 $     199,382    $     184,321     $      15,061
Total deferred tax liabilities                                                            307            4,419            (4,112)
                                                                                -------------    -------------     --------------
Net deferred tax asset                                                          $     199,075    $     179,902            19,173
                                                                                =============    =============
Tax effect of unrealized gains (losses)                                                                                      666
                                                                                                                   -------------
Change in net deferred income tax                                                                                  $      18,507
                                                                                                                   =============

                                                                                    2008              2007            Change
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
Total gross deferred tax assets                                                 $     184,321    $     116,450     $      67,871
Total deferred tax liabilities                                                          4,419            4,705              (286)
                                                                                -------------    -------------     --------------
Net deferred tax asset                                                          $     179,902    $     111,745            68,157
                                                                                =============    =============
Tax effect of unrealized gains (losses)                                                                                    1,237
                                                                                                                   -------------
Change in net deferred income tax                                                                                  $      66,920
                                                                                                                   =============

                                                                                    2007              2006            Change
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
Total deferred tax assets                                                       $     116,450    $     110,181     $       6,269
Total deferred tax liabilities                                                          4,705            4,031               674
                                                                                -------------    -------------     -------------
Net deferred tax asset                                                          $     111,745    $     106,150             5,595
                                                                                =============    =============
Tax effect of unrealized gains (losses)                                                                                      645
                                                                                                                   -------------
Change in net deferred income tax                                                                                  $       4,950
                                                                                                                   =============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company has carryovers as follows:

                                                                    Net
                                                                 Operating
                                                Year of            Loss            Year of
                                              Origination         Amount         Expiration
                                             -------------   ----------------   ------------
                                                              (000's Omitted)
                                                 2008         $      98,348         2023
                                                 2009         $     124,471         2024

                                                                  Capital
                                                Year of            Loss            Year of
                                              Origination         Amount         Expiration
                                             -------------   ----------------   ------------
                                                              (000's Omitted)
                                                 2008         $      16,473         2013
                                                 2009         $       5,742         2014

                                                                  Foreign
                                                Year of         Tax Credit         Year of
                                              Origination         Amount         Expiration
                                             -------------   ----------------   ------------
                                                              (000's Omitted)
                                                 2006         $          75         2016
                                                 2007         $         368         2017
                                                 2008         $         373         2018
                                                 2009         $         350         2019

The provision for federal income taxes incurred and the change in deferred tax assets and liabilities differs from the result obtained by applying the federal statutory rate to pre-tax net income primarily due to the dividends received deduction, the return to provision adjustment and other adjustments to temporary differences from items recorded directly through surplus.

The Company is subject to tax-related audits in the normal course of operations. The Company recognizes a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The reserve held for tax related contingencies was $6,597,000 and $5,541,000 at December 31, 2009 and 2008, respectively.

The statute of limitations, generally, is closed for the Company through December 31, 2003. In early 2009, the Internal Revenue Service (IRS) completed an audit of the federal income tax returns of the Company for tax years 2003 through 2007. The IRS has issued several proposed adjustments related to this audit which the Company has agreed to. A formal protest has been filed with the Appeals Division for an adjustment relating to the separate accounts dividends received deductions.

The amount of federal income taxes incurred in the current and each of the two preceding years, which are available for recoupment in the event of future net losses is $0.

The Company's federal income tax return is filed on a stand-alone basis.

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

The Company transacts business with certain companies that are affiliated through common ownership.

The Company provided facilities and certain data processing, accounting, tax, actuarial, legal, administrative, and executive services to various subsidiaries and affiliates for fees totaling $53,662,000, $29,877,000 and $25,476,000 in
2009, 2008 and 2007, respectively and received services from affiliates for fees totaling $29,541,000, $22,586,000 and $18,487,000 in 2009, 2008 and 2007,
respectively. The Company paid fees for advisory services to Summit Investment Advisors, Inc. of $4,010,000, $3,342,000 and $3,285,000 in 2009, 2008 and 2007,
respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2009 and 2008 and was recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets. The terms of the settlement require that these amounts be settled monthly.

                                                                                  December 31,
                                                                              2009             2008
                                                                           ---------         --------
                                                                                 (000's Omitted)

         Ameritas Holding Company                                          $  (1,228)        $ (1,286)
         Ameritas Life Insurance Corp.                                         7,078            1,394
         First Ameritas Life Insurance Corp. of New York                         687            1,168
         Ameritas Investment Corp.                                               159               47
         Acacia Life Insurance Company                                         1,084            3,385
         Acacia Federal Savings Bank                                              54                1
         Calvert Group, Ltd.                                                     129                2
         Summit Investment Partners, Inc.                                        159            2,479
         Summit Investment Advisors, Inc.                                         59                1
                                                                           ---------         --------
         Total                                                             $   8,181         $  7,191
                                                                           =========         ========

In 2007, the Company entered into an intercompany borrowing arrangement with Summit Investment Partners, Inc. ("SIP") to provide additional liquidity as needed. The agreement allows SIP to borrow up to $25,000,000 with interest accrued quarterly. All outstanding principal and accrued interest is due and payable no later than December 31, 2018. At December 31, 2009, no amounts were outstanding under this agreement.

Effective September 30, 2009, the Company sold a portion of its oil and gas mineral rights to AHC for cash. The Company recorded a pre-tax realized gain of $4,285,000 as a result of this transaction.

Effective September 30, 2009, the Company sold its investments in certain common, preferred and fixed maturity securities to AHC. A promissory note was issued by AHC for payment of these securities for the purchase price of $28,743,000. The Company recorded a pre-tax realized gain of $16,568,000 and a pre-tax unrealized loss of $4,349,000 was reversed as a result of this transaction. On December 13, 2009, the note was settled for the purchase price of $28,743,000, plus interest of $125,000.

Effective December 12, 2008, Calvert Asset Management Company, an affiliated company, assumed management of the mutual fund assets previously managed by Summit Investment Partners, Inc. There was no material impact on Union Central's financial results as a result of this transaction.

Effective July 1, 2007, Summit Investment Partners, LLC was dissolved as part of a consolidation of investment advisory services between Summit Investment Partners, LLC and Summit Investment Advisors, Inc. There was no material impact on Union Central's financial results as a result of this transaction.

NOTE 5 - EMPLOYEE BENEFITS

The Company has a non-qualified pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided under the UNIFI Pension Plan. On January 1, 2009, the Company froze participation in the Union Central Life Insurance Company Supplemental Retirement Plan ("the Plan") for all but two active participants. This resulted in a Plan curtailment at December 31, 2009 of $117,000, which reduced the Company's accrued pension liability and net periodic pension cost.

Effective December 31, 2008, the Union Central Life Insurance Company Employees Pension Plan ("the Plan") was merged into the Ameritas Acacia Pension Plan and the merged plan was renamed the UNIFI Pension Plan. The Company continues to participate in the merged plan, of which AHC is the plan sponsor. While the Plan was merged into the UNIFI Pension Plan, the separate benefit formula of the Plan remains, which is used to determine the Company's proportionate share of pension expense. In 2009 and 2008, the Company recognized $6,630,000 and $1,466,000, respectively of expense related to its participation in the UNIFI Pension Plan.

The Company provided postretirement medical and life insurance benefits to participants through postretirement benefit plans funded by two Voluntary Employee's Beneficiary Associations ("VEBAs").

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Effective September 30, 2009, the Company's postretirement benefit plan was merged with the ALIC and Acacia Life Insurance Company's postretirement benefit plans into a single plan sponsored by AHC ("Postretirement Plan"). As a result of the merger, the postretirement benefit plan liability was de-recognized by the Company and transferred to AHC. In addition, ownership of the two VEBA trusts was transferred to AHC on the date of merger. De-recognition of the postretirement benefit plan liability resulted in an $8,254,000 increase in additional paid in capital.

While the postretirement benefit plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Postretirement Plan which are used to determine the amount of expense to allocate from AHC to the participating companies. During the fourth quarter of 2009, the Company was charged $(165,000) of postretirement welfare (benefit) for its participation in the Plan.

The measurement date for the Company's pension benefits was December 31 for 2009, 2008 and 2007. The measurement date for the Company's other postretirement benefits was December 31 for 2009 and 2008 and October 1 for 2007. A summary of the assets, obligations and assumptions are as follows:

                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2009         2008          2007           2009         2008         2007
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)
   Change in projected benefit obligation:
     Projected benefit obligation at
       beginning of year                         $    19,882  $   170,298  $   171,477    $    15,176   $    17,121  $    19,364
     Service cost                                         11          485        3,396            319         1,217        1,500
     Interest cost                                     1,128        1,256       10,003            634         1,012        1,055
     Plan participants' contributions                     --           --           --            393           438          472
     Actuarial (gain)/loss                              (836)      (1,160)      (5,269)            --          (212)      (2,374)
     Benefits paid                                    (1,580)      (1,072)      (9,309)        (1,366)       (2,366)      (2,933)
     Plan amendments                                      --           --           --             --        (2,162)          37
     Curtailments                                         (4)          --           --             --            --           --
     Plan merger                                          --     (149,925)          --        (15,353)           --           --
     Medicare subsidy receipts                            --           --           --            197            85           --
     Adjustment due to measurement date                   --           --           --             --            43           --
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Projected benefit obligation at end of year $    18,601  $    19,882  $   170,298    $        --   $    15,176  $    17,121
                                                 ===========  ===========  ===========    ===========   ===========  ===========

   Change in plan assets:
     Fair value of plan assets at beginning
       of year                                   $        --  $   154,438  $   155,409    $     8,290   $    14,977  $    13,616
     Actual return on plan assets                         --           --        7,278          1,795        (4,742)       2,322
     Employer contributions                               --           --           --            975         1,320        1,500
     Plan participants' contributions                     --           --           --            393           438          472
     Benefits and administrative expenses paid            --           --       (8,249)        (1,366)       (2,366)      (2,933)
     Plan merger                                          --     (154,438)          --        (10,087)           --           --
     Adjustment due to measurement date                   --           --           --             --        (1,337)          --
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Fair value of plan assets at end of year    $        --  $        --  $   154,438    $        --   $     8,290  $    14,977
                                                 ===========  ===========  ===========    ===========   ===========  ===========

   Funded status:
     Unamortized prior service cost              $        (6) $      (130) $    (3,975)   $        --   $    (2,228) $         5
     Unrecognized net (gain)/loss                $     4,726  $     5,909  $    45,904    $        --   $       200  $    (7,190)
     Prepaid assets/(accrued liabilities)        $   (13,882) $   (14,203) $    26,068    $        --   $    (8,914) $    (9,329)

   Projected benefit obligation
     for non-vested employees                    $         5  $         4  $     1,062    $        --   $        --  $        --

   Accumulated benefit obligation
     for non-vested employees                    $         5  $         5  $       989    $        --   $       670  $     6,461

                                       34

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory Basis - (continued)

                                                                                                          Other
                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2009         2008          2007           2009         2008         2007
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)
   Accumulated benefit obligation
     for vested employees                        $    18,601  $    19,447  $   167,507    $        --   $    15,176  $    17,121

   Components of net periodic benefit cost:
     Service cost                                $        11  $       485  $     3,396    $       319   $     1,217  $     1,500
     Interest cost                                     1,128        1,256       10,003            634         1,012        1,055
     Expected return on plan assets                       --           --      (12,853)          (512)       (1,233)      (1,128)
     Amount of recognized (gains)/losses                 343          679        2,857             --          (321)        (139)
     Amount of prior service cost recognized              (6)         (66)        (642)          (126)           56           54
     Plan curtailment                                   (117)          --           --             --            --           --
                                                 ------------ -----------  -----------    -----------   -----------  -----------
     Total net periodic benefit cost             $     1,359  $     2,354  $     2,761    $       315   $       731  $     1,342
                                                 ===========  ===========  ===========    ===========   ===========  ===========

   Weighted average assumptions:
     Discount rate for benefit obligation              6.00%         6.25%        6.25%           N/A         6.25%        6.25%
     Discount rate for net periodic benefit cost       6.25%         6.25%        6.00%          6.25%        6.25%        5.75%
     Expected compensation increase for
       benefit obligation                              4.00%         4.00%        4.00%           N/A         4.00%        4.00%
     Expected compensation increase for
       net periodic benefit cost                       4.00%         4.00%        4.00%          4.00%        4.00%        4.00%
     Expected return on plan assets                     N/A           N/A         8.50%           N/A         8.50%        8.50%

Information for pension and other postretirement benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31 for pension and September 30, December 31 and October 1 for 2009, 2008 and 2007,
respectively for other postretirement benefit plans:
                                                                                                          Other
                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2009         2008          2007           2009         2008         2007
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)
     Projected benefit obligation                $    18,601  $    19,882  $   170,298         N/A      $    15,176  $    17,121
     Accumulated benefit obligation              $    18,601  $    19,447  $   167,507         N/A      $    15,176  $    17,121
     Fair value of plan assets                        N/A           N/A    $   154,438         N/A      $     8,290  $    14,977

Future expected pension benefit payments are as follows:

                                                     Year         Amount
                                                    ---------  ------------
                                                              (000's Omitted)
                                                      2010        $ 1,289
                                                      2011          1,624
                                                      2012          1,610
                                                      2013          1,602
                                                      2014          1,588
                                                    2015-2019       7,703

A minimum pension liability adjustment is recognized when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The required minimum liability as of December 31, 2009 and 2008 was $4,720,000 and $5,345,000, respectively, which reduced surplus. The change in the minimum liability adjustment resulted in an increase to surplus of $625,000, $1,118,000 and $482,000 during 2009, 2008 and 2007, respectively.

Total net periodic benefit cost was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus for the years ended December 31, 2009, 2008 and 2007.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Plan assets of the other postretirement benefit plans were composed of affiliated and unaffiliated mutual funds and a portfolio of actively managed equity securities. As of December 31, 2008, $669,000 was invested in affiliated mutual funds.

The actual allocation of plan assets by investment category for the year ended December 31, 2009 and 2008 are as follows:
                                                           Other
                                                      Postretirement
                                                         Benefits
                                              -------------------------------
                                                   2009             2008
                                              -------------     -------------
Equity securities:
   Domestic equities                                N/A               77.9%
   Foreign equities                                 N/A               14.6
Bonds                                               N/A                4.7
Cash                                                N/A                2.8
                                                                  --------
Total                                               N/A              100.0%
                                                                  ========

In 2005, the Company adjusted its projection of the liability for Other Postretirement Benefits to consider the impact of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) as the Company concluded that its prescription drug benefits were actuarially equivalent to Medicare Part D under the Act.

Effective January 1, 2008, the Union Central Life Employee Savings Plan (the
Plan) was merged into the Ameritas Acacia Retirement FOCUS Savings Plan and was renamed the UNIFI 401(k) Retirement Plan (UNIFI Plan). The UNIFI Plan is sponsored by AHC. The contracts that the plan's assets were invested in were transferred to the UNIFI Plan in January 2008, and totaled $87,848,000.

Effective July 1, 2008, the Ameritas Acacia Account Manager Retirement FOCUS Savings Plan (Agent Plan) was merged into the Union Central Life Savings Plan for Agents and was renamed the UNIFI Agent 401(k) Retirement Plan (UNIFI Agent
Plan). The UNIFI Agent Plan is sponsored by AHC. Assets of $15,695,000 were transferred from an ALIC insurance contract into a Union Central insurance contract supporting this plan.

In addition to the qualified defined contribution plans listed above, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under these defined contribution plans range from 0.5% to 3.0% of the participant's compensation. In addition for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those employees hired after January 1, 2006. The Company's contributions to these plans were $3,058,000, $3,132,000 and $2,916,000 for 2009, 2008 and 2007, respectively.

The defined contribution plans' assets include investments in deposit administration contracts which include underlying investments in separate accounts of ALIC and UCL. The carrying value of the assets invested in the defined contribution plans invested in these separate accounts was approximately $336,334,000 and $270,658,000 at December 31, 2009 and 2008, respectively. A portion of the separate account assets is invested in mutual funds, which are advised by affiliates.

NOTE 6 - DIVIDEND RESTRICTIONS AND SURPLUS

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each is as follows as of December 31:

                                                                       2009             2008              2007
                                                                  --------------    -------------    --------------
                                                                                           (000's Omitted)

         Unrealized gains (losses) on investments                 $       (6,230)   $     (20,518)   $        7,256
         Nonadmitted asset values                                       (173,421)        (240,836)         (148,135)
         Asset valuation reserves                                         (7,672)          (4,739)          (37,131)

Dividend payments by the Company cannot exceed the greater of 10% of surplus as the preceding year-end, or the statutory net gain from operations for the previous calendar year, without approval from the Department. Based on this limitation, the Company would be able to pay $40,096,000 in dividends without prior approval in 2010.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes ("Notes"). These Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department Regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100,000 was paid in 2009, 2008 and 2007. The carrying amount of the Notes totaling $49,854,000, $49,845,000 and $49,836,000 at December 31, 2009, 2008 and 2007,
respectively, (face value of $50,000,000 less unamortized discount of $146,000, $155,000 and $164,000 in 2009, 2008 and 2007, respectively) was recorded in capital and surplus.

On May 15, 2008, Union Central issued a $25,000,000 6.61% fixed to floating rate surplus note to ALIC as part of an intercompany surplus note agreement. On September 30, 2009, the Note was cancelled and reclassified as a capital contribution. There was no impact on surplus as a result of this transaction. Prior to cancellation of the Note, interest totaling $1,239,000 was paid in 2009 in accordance with Department regulations.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

At December 31, 2009, the Company had outstanding agreements to fund mortgages totaling $5,375,000 in 2010. In addition, the Company has committed to invest $2,916,000 in equity-type limited partnerships during the years 2010 to 2014 and $17,000,000 in private placements in 2010. These transactions are in the normal course of business for the Company.

In 2000, the Company commenced the development of a 123-acre business park (the
Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds. The maximum potential exposure to the Company is $1,252,000.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related extra contractual obligations or bad faith claims resulting from lawsuits during 2009.

Guaranty Fund Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2009, 2008 and 2007, the charge to operations related to these assessments was not significant. The estimated liability of $2,422,000 and $2,565,000 at December 31, 2009 and 2008, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in "Other liabilities" in the Balance Sheets. At December 31, 2009 and 2008, the Company had a receivable of $1,534,000 and $1,606,000, respectively, for amounts recoverable against premium taxes.

Preoperating Research and Development Costs
Preoperating research and development costs associated with product and systems development were charged to expense and totaled $10,766,000, $16,519,000 and $8,722,000 in 2009, 2008 and 2007, respectively. Preoperating research and development costs are included in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Lease Guarantees
The Company guarantees leases for the benefit of certain branch office agents. The guarantees vary in length of time per the terms of each lease contract. An evaluation is periodically made by the Company as to the status of each guarantee to determine the probability of nonperformance under the lease agreements, which would trigger the guarantee. The total maximum exposure to the Company under these guarantees is $3,800,000 at December 31, 2009. The Company estimates that the probability of loss under these guarantees is remote, except for a loss contingency liability of $726,000 that was established at December 31, 2009.

NOTE 8 - LEASES

Leases
The Company leased office space for various field agency offices with lease terms of varying duration from 1 to 9 years. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $2,552,000, $2,353,000 and $1,908,000 in 2009, 2008 and 2007, respectively. The Company leased equipment through a series of arrangements in 2009, 2008 and 2007. Rental expense under these leases totaled $175,000, $119,000 and $182,000 in 2009, 2008 and 2007, respectively.

At December 31, 2009, the future minimum lease payments for all non-cancelable operating leases were as follows:

                                           Year                      Amount
                                          ------                 --------------
                                                                 (000's Omitted)
                                           2010                    $   2,660
                                           2011                        2,354
                                           2012                        1,392
                                           2013                        1,334
                                           2014                          711
                                     After 2014                        2,468
                                                                   ---------
                                          Total                    $  10,919
                                                                   =========

NOTE 9 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company writes direct premium through certain third-party administrators
(TPA). The total amount of direct premium written through TPAs was $69,672,000, $101,131,000 and $87,613,000 for the years ended December 31, 2009, 2008 and
2007. The following TPA wrote direct premium in excess of 5% of statutory surplus:

                                                                     Types of              Type of           Total Direct
         Third Party              FEIN          Exclusive            Business             Authority        Premiums Written/
        Administrator            Number         Contract              Written              Granted            Produced By
---------------------------  -------------  ----------------  ----------------------  ---------------   ----------------------
Tax Favored Benefits           48-1138820          No             Group Annuity,              U               $57,809,000
4801 West 110th Street                                           Ordinary Life, &
Overland Park, KS  66211                                        Accident and Health

NOTE 10 - OTHER ITEMS

Troubled Debt Restructuring
The Company has no long-term bond holdings with restructured terms in 2009 and 2008. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $3,613,000 and $3,247,000 at December 31, 2009 and 2008, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 11 - SUBSEQUENT EVENT

The Company has evaluated events subsequent to December 31, 2009 and through April 8, 2010, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

NOTE 12 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $2,000,000 on any one life or $5,000 per month disability risk and reinsures the balance.

Reinsurance transactions with other insurance companies are summarized as follows:

                                                             Year Ended December 31, 2009
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  52,856,438     $     269,112    $ (43,129,274)    $   9,996,276
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     321,412     $         475    $    (126,282)    $     195,605
       Supplementary contracts                      281                --               --               281
       Annuity                                  457,216                --               --           457,216
       Health                                   103,957             3,564          (30,125)           77,396
                                          -------------     -------------    -------------     -------------

         Total                            $     882,866     $       4,039    $    (156,407)    $     730,498
                                          =============     =============    =============     =============

                                                             Year Ended December 31, 2008
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  51,173,714     $     185,162    $ (29,076,687)    $  22,282,189
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     368,438     $         419    $     (90,225)    $     278,632
       Annuity                                  628,217                --               --           628,217
       Health                                    99,332             3,838          (27,652)           75,518
                                          -------------     -------------    -------------     -------------

         Total                            $   1,095,987     $       4,257    $    (117,877)    $     982,367
                                          =============     =============    =============     =============

                                       39

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory Basis - (continued)

                                                             Year Ended December 31, 2007
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  47,512,827     $     130,835    $ (26,588,491)    $  21,055,171
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     381,993     $         331    $     (79,351)    $     302,973
       Annuity                                  544,894                --               --           544,894
       Health                                    93,569             4,186          (24,078)           73,677
                                          -------------     -------------    -------------     -------------

         Total                            $   1,020,456     $       4,517    $    (103,429)    $     921,544
                                          =============     =============    =============     =============

Amounts recoverable from reinsurers for paid losses were $16,390,000, $7,039,000 and $12,430,000 at December 31, 2009, 2008 and 2007, respectively, and are included in "Other admitted assets" in the Balance Sheets. Benefits paid or provided were reduced by $24,965,000, $10,186,000 and $5,901,000 at December 31,
2009, 2008 and 2007, respectively, for estimated recoveries under reinsurance treaties. The liabilities for policy reserves were also reduced due to reinsurance treaties by $446,546,000 and $396,281,000 at December 31, 2009 and 2008, respectively, and are included in "Reserves for life, accident and health policies" in the Balance Sheets.

The Company conducts reinsurance business with Acacia and First Ameritas. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

Effective June 30, 2009, Union Central entered into a monthly-renewable-term reinsurance transaction with a third party to reinsure a portion of its universal life, variable universal life, and secondary universal life inforce blocks of business, as well as a portion of the open and closed participating whole life block of business. The transaction was structured where the reinsurer will reimburse the Company for all covered claims beginning in 2009, but the Company will not pay reinsurance premiums until 2010. The agreement resulted in a decrease in a net loss of $35,445,000 through December 31, 2009.

Effective November 1, 2009, the Company entered into an agreement to reinsure with Acacia, on a coinsurance basis, its level term inforce policies. As a result of this agreement, surplus increased $27,000,000 in 2009 as gains from reinsurance of inforce blocks are required to be initially recognized in "Unassigned surplus" on an after tax basis in the Summary of Operations and Changes in Capital and Surplus. The gain will be subsequently recognized in "Commissions and expense allowances on reinsurance ceded" in the Summary of Operations and Changes in Capital and Surplus as income when the earnings on the reinsured block emerge.

On May 1, 2008, the Company entered into a reinsurance transaction with Acacia to coinsure its level term business on a prospective basis. At December 31, 2009 and 2008, a reserve credit of $8,322,000 and $1,798,000, respectively, was recorded by the Company as a result of this transaction.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2009, 2008 or 2007 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 13 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid accident and health claims and claim adjustment expense (net of reinsurance) is summarized as follows:

                                                                               December 31,
                                                                ------------------------------------------
                                                                    2009           2008           2007
                                                                -----------     ----------     -----------
                                                                              (000's Omitted)
      Balance as of January 1, net of reinsurance
      recoverables of $1,646, $2,527 and $2,686                 $   185,847     $  176,333     $   169,778

      Incurred related to:
         Current year                                                40,780         39,921          33,096
         Prior years                                                 (2,397)           486           6,237
                                                                -----------     ----------     -----------
      Total incurred                                                 38,383         40,407          39,333
                                                                -----------     ----------     -----------

      Paid related to:
         Current year                                                4,938           3,798           2,969
         Prior years                                                 28,221         27,095          29,809
                                                                -----------     ----------     -----------
      Total paid                                                     33,159         30,893          32,778
                                                                -----------     ----------     -----------

      Balance as of December 31, net of reinsurance
      recoverables of $1,543, $1,646 and $2,527                 $   191,071     $  185,847     $   176,333
                                                                ===========     ==========     ===========

As a result of changes in estimates of insured events in prior years, the provision for claims and claim adjustment expenses decreased by $2,397,000, and increased by $486,000 and $6,237,000 in 2009, 2008 and 2007, respectively.
Amounts related to incurred claims associated with prior years' resulted from prior year claims being settled for amounts greater than originally estimated.

NOTE 14 - POLICY RESERVES
The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any unearned premium beyond the date of death. Surrender values are not provided in excess of the legally computed reserves.

As of December 31, 2009 and 2008, the Company had $5,476,388,000 and $6,505,670,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Additional reserves for this purpose totaled $15,908,000 and $23,080,000 as of December 31, 2009 and 2008, respectively. In addition, as of December 31, 2009 and 2008, the Company had $192,704,000 and $391,054,000,
respectively, of universal life insurance in force for which the guaranteed maturity premiums are less than the Commissioners Reserve Valuation Method renewal net premiums. Additional reserves for this purpose totaled $6,179,000 and $7,614,000, as of December 31, 2009 and 2008, respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 15 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTIC

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                        December 31, 2009               December 31, 2008
                                                                  -------------------------        -------------------------
                                                                     Amount        Percent           Amount         Percent
                                                                  -----------     ---------        -----------     ---------
                                                                         (000's Omitted)                 (000's Omitted)
Subject to discretionary withdrawal (with adjustment):
     With fair value adjustment                                   $   139,580         3.70%       $   125,058          3.53%
     At book value less surrender charge                              279,423         7.44            143,485          4.07
     At fair value                                                  1,694,731        45.06          1,555,611         44.00
                                                                  -----------     ---------        -----------     ---------

     Total                                                          2,113,734        56.20%         1,824,154         51.60%

Subject to discretionary withdrawal (without adjustment):
     At book value with minimal or no charge
         or adjustment                                              1,503,736        39.99%         1,557,880         44.07%
Not subject to discretionary withdrawal                               143,166         3.81            152,992          4.33
                                                                  -----------     ---------        -----------     ---------

Total annuity reserves and deposit fund
     liabilities *                                                $ 3,760,636       100.00%        $3,535,026        100.00%
                                                                  ===========     =========         ==========     ==========

* Includes: Deposit funds of $129,743 and $124,602; annuities and supplementary contracts with life contingencies of $1,936,162 and $1,854,813 included in "Reserves for life, accident and health policies"; and annuities reported in "Separate account liabilities" of $1,694,731 and $1,555,611 in the Balance Sheets at December 31, 2009 and 2008, respectively.

A reconciliation of total annuity actuarial reserves and deposit fund liabilities follows:

                                                                                December 31,
                                                                       ------------------------------
                                                                           2009              2008
                                                                       -------------    -------------
                                                                               (000's Omitted)
     Life & Accident & Health Annual Statement:
       Exhibit 5, Annuities Section, Total (net)                       $   1,930,263    $   1,848,545
       Exhibit 5, Supplementary Contracts With Life Contingencies
         Section, Total (net)                                                  5,899            6,268
       Exhibit 7, Line 14, Column 1                                          129,743          124,602
                                                                       -------------    -------------
       Subtotal                                                            2,065,905        1,979,415

     Separate Accounts Annual Statement:
       Exhibit 3, Line 0299999, Column 2                                   1,694,731        1,555,611
                                                                       -------------    -------------
       Combined Total                                                  $   3,760,636    $   3,535,026
                                                                       =============    =============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 16 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31 were as follows:

                                              2009                             2008                             2007
                                 -----------------------------    -----------------------------    -----------------------------
                                                    Net of                           Net of                           Net of
                                      Gross         Loading            Gross         Loading            Gross         Loading
                                 --------------  -------------    --------------  -------------    -------------   -------------
                                                                           (000's Omitted)

      Ordinary new business      $        6,388  $       1,650    $        6,346  $       1,717    $       7,592   $       2,217
      Ordinary renewal                   27,968         32,824            24,512         28,494           24,906          28,557
                                 --------------  -------------    --------------  -------------    -------------   -------------
      Total                      $       34,356  $      34,474    $       30,858  $      30,211    $      32,498   $      30,774
                                 ==============  =============    ==============  =============    =============   =============

NOTE 17 - SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds that support group annuities, variable annuities and variable universal life policies. The assets and liabilities are carried at fair value. Information regarding the separate accounts of the Company follows:

                                                                                        Non Guaranteed Separate Accounts
                                                                                ------------------------------------------------
                                                                                    2009              2008             2007
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
         For the year ended December 31:
         Premiums, considerations or deposits                                   $     295,870    $     457,825     $     427,184
                                                                                -------------    -------------     -------------

         At December 31:
         Reserves by valuation basis
             For accounts with assets at:
             Fair value                                                         $   1,817,908    $   1,648,263     $   2,605,096
                                                                                -------------    -------------     -------------

         Reserves subject to discretionary withdrawal:
             At fair value                                                      $   1,817,908    $   1,648,263     $   2,605,096
                                                                                -------------    -------------     -------------

         Total included in "Separate account liabilities" in the
             Balance Sheet                                                      $   1,817,908    $   1,648,263     $   2,605,096
                                                                                =============    =============     =============

Following is a reconciliation of net transfers to (from) the Separate Accounts:

                                                                                           For Year Ended December 31,
                                                                                ------------------------------------------------
                                                                                    2009              2008             2007
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
         Transfers as reported in the Statements of Income and Changes in Surplus of the Separate Accounts Statement:

             Transfers to the Separate Accounts                                 $     295,870    $     457,825     $     427,184
             Transfers from the Separate Accounts                                     488,219          587,991           461,858
                                                                                -------------    -------------     -------------
         Net transfers to (from) the Separate Accounts                               (192,349)        (130,166)          (34,674)

         Reconciling adjustments:

             Other                                                                       (867)          18,666            17,885
                                                                                -------------    -------------     -------------

         Net transfers to (from) Separate Accounts in the Statements of
             Income and Changes in Capital and Surplus of the Company           $    (193,216)   $    (111,500)    $     (16,789)
                                                                                =============    =============     =============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 18 - RECONCILIATION OF NAIC SAP TO GAAP

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

                                                     Net Income (Loss)                            Capital and Surplus
                                                  Year ended December 31,                            December 31,
                                        ------------------------------------------    ------------------------------------------
                                           2009            2008           2007            2009           2008           2007
                                        -----------    -----------     -----------    -----------    -----------     -----------
                                                                             (000's Omitted)

         Statutory basis amounts        $  (119,780)   $  (156,271)    $      (105)   $   400,877    $   266,977     $   321,059
         Add (deduct) adjustments:
           Investments                      123,463       (203,361)        (23,080)       (39,484)      (549,497)        (22,455)
           Deferred acquisition costs        18,404        174,302          74,489        721,751        848,154         568,615
           Non-admitted assets                   --             --              --        173,421        240,836         148,135
           Insurance reserves                12,106        (34,185)        (15,173)      (210,107)      (207,189)       (156,437)
           Pension liability                    684           (342)           (525)            (5)           920         (35,799)
           Federal income taxes              34,110         39,139          (7,807)      (168,920)      (104,996)       (152,622)
           Net income of subsidiaries         1,561         (9,614)         (1,987)            --             --              --
           Policy benefits                  (30,553)            --              --        (30,553)            --              --
           Surplus notes                          9              9               9        (49,854)       (74,845)        (49,836)
           Other, net                        (1,587)        (2,936)         (5,137)          (586)            17           1,546
                                        -----------    -----------     -----------    -----------    -----------     -----------

         GAAP basis amounts             $    38,417    $  (193,259)    $    20,684    $   796,540    $   420,377     $   622,206
                                        ===========    ============    ===========    ===========    ===========     ===========

                                       44

CARILLON LIFE ACCOUNT
PART C: OTHER INFORMATION

Item 26.  Exhibits
     a.   Resolution Establishing Carillon Life Account. (1)
     b.   Custodian Agreements - None.
     c.   (1) Underwriting Agreement. (2)
          (2) Selling Agreement. (3)
     d.   Specimen of Policy. (4)
     e.   Form of Application for Policy. (4)
     f.   (1) Depositor's Articles of Incorporation. (1)
          (2)  Depositor's Code of Regulations (By-Laws). (1)
     g.   Reinsurance Agreement. Not Applicable.
     h.   Participation Agreements:
          (1)  Alger Fund. (5)
          (2)  American Century Variable Portfolios, Inc. (6)
          (3)  Calvert Variable Products, Inc. (7)
          (4)  Calvert Variable Series, Inc. (8)
          (5)  DWS Variable Series I and II. (4,6)
          (6)  Fidelity Variable Insurance Products Trust. (4)
          (7)  Franklin Templeton Variable Insurance Products Trust. (4)
          (8)  Invesco Variable Insurance Funds. (9)
          (9)  MFS Variable Insurance Trust. (6)
          (10) Neuberger Berman Advisors Management Trust. (10)
          (11) Oppenheimer Variable Account Funds. (10)
          (12) PIMCO Variable Insurance. (11)
          (13) T. Rowe Price Equity Series, Inc. (12)
          (14) Third Avenue Variable Series Trust. (12)
          (15) Universal Institutional Funds, Inc. (7)
          (16) Ivy Funds Variable Insurance Portfolios, Inc. (4)
     i.   Administrative Contract. (13)
     j.   Other Material Contracts - Powers of Attorney. (4)
     k.   Opinion and Consent of Counsel. Filed herein.
     l.   Actuarial Opinion as to Illustrations - Not Applicable.
     m.   Sample Calculations for Illustrations - Not Applicable.
     n. Consents of Independent Auditors and Independent Registered Public Accounting Firm. Filed herein
     o.   No financial statements are omitted from Item 24.
     p.   Initial Capital Agreements - None.
     q.   Memorandum on Rule 6e-3(T)(b)(12)(iii). (4)

1 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-116386 filed on February 27, 2008, EX-99.A, EX-99.F.
2 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 12 to Registration Statement No. 333-118237 filed on
     April 26, 2010, EX-99.C.
3 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
4 Incorporated by reference to Carillon Life Account Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914 filed on November 12, 2008, EX-99.C, EX-99.D, EX-99.E, EX-99.H1-4, EX-99.J and EX-99.77Q1.
5 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 12 to Registration Statement No. 33-94858 filed on May 1, 2003, EX-99.H.
6 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration No. 33-94858, filed on November 30, 1995,
     Exhibit 1.A (9)(a), (b) and (c).
7 Incorporated by reference to Carillon Life Account Form N-6 Registration Statement No. 333-151914 submitted to the SEC on June 25, 2008, EX-99.H.1 and H.2.
8 Incorporated by reference to Ameritas Life Insurance Corp Separate Account LLVL Form N-6 Registration Statement No. 333-151912 submitted to the SEC on June 25, 2008, EX-99.H.2 and .5.
9 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration No. 333-36220, filed July 25, 2000, EX-99.6.
10 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 5 to Registration No. 33-94858, filed on April 26, 2005, EX-99.H.5, and .6.
11 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912 submitted to the SEC on November 12, 2008, EX.99.H.3.

12 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913 submitted to the SEC on June 25, 2008, EX-99.H.5 and .6.
13 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H.

Item 27.  Directors and Officers of The Union Central Life Insurance Company

Set forth below is a list of the directors and executive officers of The Union Central Life Insurance Company and the position held with the Company by each person.

         Name and Principal                          Position and Offices
         Business Address                            with Depositor
         ----------------                            ---------------
         JoAnn M. Martin*                            Director, Chair
         Steven J. Valerius**                        Director, President and President, Individual Division
         Dale D. Johnson**                           Director, Senior Vice President and Corporate Actuary
         William W. Lester*                          Director, Senior Vice President & Corporate Treasurer
         Francis V. Mastrianna, Ph.D.**              Director
         Kurt Y. Allen**                             Senior Vice President & Chief Marketing Officer, Individual
                                                     & Retirement Plans
         Robert C. Barth*                            Senior Vice President and Chief Financial Officer
         Jan M. Connolly*                            Senior Vice President & Corporate Secretary
         Nancy A. Dalessio*                          Senior Vice President & Chief Information Officer
         Raymond M. Gilbertson*                      Vice President, Corporate Compliance
         Arnold D. Henkel*                           Senior Vice President, Individual Distribution
         Salene M. Hitchcock-Gear*                   Senior Vice President, Retirement Plans
         Robert P. Kocher*                           Senior Vice President, Retirement Income & Business
                                                     Development
         John M. Lucas**                             Vice President, General Counsel and Assistant Secretary
         James Mikus*                                Senior Vice President & Chief Investment Officer
         Lisa A. Mullen**                            Senior Vice President
         Kevin W. O'Toole**                          Senior Vice President
         Robert-John H. Sands***                     Senior Vice President & Assistant Secretary
         Janet L. Schmidt***                         Senior Vice President, Human Resources
         Paul G. Wesling**                           Senior Vice President, Individual Operations

*     Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
**     Principal business address: The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio
      45240
***   Principal business address: Acacia Life Insurance Company, 7315 Wisconsin Avenue, 10th floor, West Tower,
      Bethesda, MD 20814

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant.

Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------

UNIFI Mutual Holding Company (NE).....................................mutual insurance holding company

     Ameritas Holding Company (NE)....................................stock insurance holding company

         Ameritas Life Insurance Corp. (NE)...........................life/health insurance company
              Acacia Life Insurance Company (DC)......................life insurance company
                  Acacia Financial Corporation (MD)...................holding company
                     Acacia Federal Savings Bank (DE).................federally chartered bank owned by Acacia Financial Corporation
                                                                      (85.21%) and Ameritas Life Insurance Corp. (14.79%)
                           Acacia Service Corp. (VA)..................deposit solicitation
                     Calvert Group, Ltd. (DE).........................holding company
                          Calvert Asset Management Company, Inc. (DE).asset management services
                          Calvert Shareholder Services, Inc. (DE).....administrative services
                          Calvert Administrative Services Company (DE)administrative services
                          Calvert Distributors, Inc. (DE).............broker-dealer
                  Griffin Realty LLC (VA).............................real estate investment company
              Ameritas Investment Corp. (NE)..........................securities broker dealer and investment adviser owned by
                                                                      Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                      Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY)....life insurance company
              The Union Central Life Insurance Company (NE)...........life insurance company
                  Union Central Mortgage Funding, Inc. (OH)...........mortgage loan and servicing
                  PBRA, Inc. (CA).....................................holding company
                     PRB Administrators, Inc. (DE)....................pension administration services
                  Summit Investment Partners, Inc. (OH)...............investment adviser

         Summit Investment Advisors, Inc. (NE)........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.  Indemnification

The Union Central Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnity for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

(a) Ameritas Investment Corp. ("AIC") which will serve as the principal underwriter for the variable life insurance policies issued through Carillon Life Account, also serves as the principal underwriter for variable annuity contracts issued through Carillon Account, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account.

(b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

     Name and Principal         Positions and Offices
     Business Address           With Underwriter
     ----------------           ----------------
     William W. Lester*         Director, Chair, Vice President & Treasurer
     Salene Hitchcock-Gear*     Director, President & Chief Executive Officer
     Robert C. Barth*           Director
     Kent M. Campbell**         Director
     Robert P. Kocher*          Director
     Billie B. Beavers***       Senior Vice President
     Cheryl L. Heilman*         Vice President, Chief Operating Officer
     Robert G. Lange*           Vice President, Secretary, & General Counsel
     Bruce D. Lefler***         Senior Vice President  - Public Finance
     Gregory C. Sernett*        Vice President, Chief Compliance Officer,
                                and Assistant Secretary

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha,Nebraska 68114.

(c)  Compensation from the Registrant

----------------------------------- --------------------- ------------------- ------------------- -----------------
                                      Net Underwriting
                                       Discounts and       Compensation on        Brokerage
       Name of Underwriter              Commissions          Redemptions         Commissions        Compensation
----------------------------------- --------------------- ------------------- ------------------- -----------------
Ameritas Investment Corp.                $2,741,655               $0                 $177                $0
----------------------------------- --------------------- ------------------- ------------------- -----------------

Item 31.  Location of Accounts and Records

Our parent corporation, Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510, maintains physical possession of all accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules under that section.



Item 32.  Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.



Item 33.  Fee Representation

The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                                   SIGNATURES

           As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Carillon Life Account certifies that it meets all the requirements of effectiveness of this Post Effective Amendment No. 2 to Registration Statement Number 333-151914 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska, on this 20th day of April, 2010.

                                            CARILLON LIFE ACCOUNT
                                                 (Registrant)


                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                                 (Depositor)


                                   By:           JoAnn M. Martin (1)
                                      ------------------------------------------
                                                 Director and Chair

           As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 20, 2010:

   Signature                                 Title
   ---------                                 -----
   JoAnn M. Martin (1)                       Director, Chair
   Steven J. Valerius (1)                    President
   Dale D. Johnson (1)                       Director, Senior Vice President & Corporate Actuary
   William W. Lester  (1)                    Director, Senior Vice President & Corporate Treasurer
   Francis V. Mastrianna, Ph.D.(1)           Director
   Jan Connolly (1)                          Senior Vice President & Corporate Secretary
   Raymond M. Gilbertson (1)                 Vice President, Corporate Compliance
   John M. Lucas (1)                         Vice President, General Counsel and Assistant Secretary


   /s/Robert C. Barth                        Senior Vice President and Chief Financial Officer
   ----------------------------
      Robert C. Barth

1 Signed by Robert C. Barth, under Power of Attorney executed effective as of December 1, 2009 and filed herein.

                                  Exhibit Index
                                  -------------
Exhibit
-------

       (j) Other Material Contracts - Powers of Attorney

       (k) Opinion and Consent of Counsel

       (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm